UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:
BlackRock Liquidity Funds
California
Money Fund
Federal Trust Fund
FedFund
MuniCash
MuniFund
New York
Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2020

Date of reporting period: 10/31/2020

Item 1 – Report to Stockholders

October 31, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Annual Report
BlackRock Liquidity Funds
Federal Trust Fund
FedFund
TempCash
TempFund
T-Fund
Treasury Trust Fund
MuniCash
MuniFund
California Money Fund
New York Money Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each
Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call
(800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC,
BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Dear Shareholder,
The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.
Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.29% 9.71%
U.S. small cap equities
(Russell 2000
®
Index)
18.13 (0.14)
International equities
(MSCI Europe, Australasia,
Far East Index)
8.57 (6.86)
Emerging market equities
(MSCI Emerging Markets
Index)
20.96 8.25
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.92
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(1.63) 8.92
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
1.27 6.19
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
4.87 3.55
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
10.73 3.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Money Market Overview
For the 12-Month Period Ended October 31, 2020
2020
BlackRock Annual Report to Shareholders

In the latter half of 2019 and the onset of 2020, the U.S. economy was in a good place and interest rate policy was appropriate according to the Fed, but this outlook quickly changed upon the imposition of dramatic measures by authorities around the world to stem the spread of the coronavirus pandemic. In response, the Fed quickly enacted a series of unprecedented measures to channel credit to businesses and households and smooth market functioning.
The Fed’s stimulus campaign began with an “emergency” 0.50% cut to the Federal Funds target rate on March 3, 2020. This action was followed up a few weeks later with a surprise 1% interest rate cut, bringing the range for the Federal Funds target rate to 0.00%-0.25%. This action included a commitment to keep rates low until the uncertainty has passed. Dusting off its crisis-era playbook, the Fed rebooted or rolled out various support facilities and continues to emphasize its support of credit and liquidity in order to stabilize markets along with a $2 trillion fiscal aid package signed into law by President Trump.
The most impactful for money market funds, in our view, was the creation of the Money Market Mutual Fund Liquidity Facility to purchase commercial paper and domestic and Yankee certificates of deposit from prime money market funds, and municipal debt and variable rate demand notes from municipal money funds.
The facility was largely active and providing liquidity to money market funds by the end of the first quarter of 2020. In a nod to 2008, the Fed revived the following vehicles:
the Commercial Paper Funding Facility to backstop the purchase of high-quality commercial paper from U.S. issuers; the Primary Dealer Credit Facility to provide low-cost funding against a broad range of collateral including commercial paper; and the Term Asset-Backed Securities Lending Facility to purchase asset-backed securities.
Other notable actions included the creation of new facilities to purchase investment-grade corporate debt through the Primary Market Corporate Credit Facility and Secondary
Market Corporate Credit Facility. A $2 trillion fiscal aid package signed into law by President Trump along with a series of coordinated global fiscal and monetary actions complemented the Fed’s sweeping measures.
While no new policy initiatives were announced at the June 10, 2020 Federal Open Market Committee (the “FOMC” ) meeting, Chairman Powell acknowledged during the post-meeting press conference that two additional policy tools, so-called forward guidance and the targeting of interest rates along the yield curve, were both discussed.
Minutes of the meeting released on July 1, 2020 revealed that “participants generally indicated support for outcome-based forward guidance.”
The minutes from the September 16, 2020 FOMC meeting were released on October 7, 2020 but presented no notable changes to current policy. Commenting on the economy, the minutes stated “many participants noted that their economic outlook assumed additional fiscal support and that if future fiscal support was significantly smaller or arrived significantly later than they expected, the pace of the recovery could be slower than anticipated.”
In contrast, conditions in money markets have been relatively benign. Net new Treasury bill (“T-bill”) supply contracted more than $43 billion in October 2020, and three-month
T-bills were generally offered with yields below 0.10%. Similarly, the secured overnight financing rate (“SOFR”) — a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities — was also below 0.10% for most of October. We believe this was driven by an excess of cash relative to available collateral. For many market participants, we believe there will eventually be agreement on additional fiscal stimulus in Washington, D.C. The size and timing of any measures — and in turn any corresponding increase in net new T-bill issuance — remains to be seen.
According to the Investment Company Institute, prime money market fund assets across the industry recouped over two-thirds of the outflows experienced during the first quarter of 2020, standing around $761 billion as of June 30, 2020. Money market fund industry assets declined about $56 billion between September 30 and October 28,
2020. Of this, government money market funds saw $51 billion in outflows, while assets of prime money market funds fell nearly $4 billion. We are prepared for the possibility that an increase in market volatility around the U.S. election could prompt flight-to-quality flows into government money market funds.
Credit spreads remained tight over October 2020 and the three-month London Interbank Offered Rate overnight-indexed swap spread (a gauge of stress in the financial system) stood at 0.13% as of October 30. This was just 0.01% above the previous 12-month low of 0.12%. Also impacting the prime money market space in October was increased discussion among various official institutions about possible changes to the regulatory framework.
Our strategic allocations in October were broadly consistent with the positioning for the majority of the summer months. In setting strategy, we have maintained a bias toward higher-quality issuers of commercial paper and U.S. dollar-denominated certificates of deposit when adding investments in three- to six-month tenors. When analyzing overall risk markets in October, we noticed significantly elevated levels of volatility priced in the equity options markets. At the same time, we believe that short-term credit valuations are quite expensive.
As a result, the platform employed slightly elevated liquidity buffers to the prime funds to mitigate against potential volatility associated with an upcoming U.S. presidential election, and U.S.-China trade disputes amongst other such risks. As such, we have increased our exposure to Treasuries and securities that mature within six months. To help preserve the yield of the funds, we were selective with opportunities further out on the curve on fixed and floating rate securities that we believe represent convincing relative value.
With the Fed continuing to pledge its support to markets, front-end credit markets have remained calm. We continue to monitor credit ratings activity and are cautious of the uncertainty that lies ahead when setting strategy. As a result, we continue to be conservative in sectors that are subject to heightened risk of downgrade. Our focus on liquidity means we have maintained elevated levels of liquidity relative to historical positioning.
Turning to short-term municipal bonds, the short-term municipal market began the twelve-month period at $137 billion in industry assets, spiked in January 2020 at $140.5 billion due to seasonal coupon inflows, and then declined to end the period at $112 billion, down approximately $25 billion on the year as low yields prompted investors to seek higher yields in other asset classes, negatively impacting tax-exempt money fund industry assets.
Though the FOMC’s target range began the period at 1.50%–1.75% as of November 1, 2019, in March 2020, the impact of the coronavirus was dramatic and volatile for both markets and investors. Tax-exempt money market funds lost $6 billion in assets as investors redeemed in favor of government money market funds or a preference for actual cash. Variable rate demand note (“VRDN”) inventory on dealer balance sheets spiked to $31 billion, approximately six times the typical carry amount, causing the Securities
Industry and Financial Markets Association (“SIFMA”) Index, which represents the average yield on weekly VRDNs, to spike to 5.20%. The Fed reacted in a bold way and stated that they would support the economy by doing whatever it takes to combat the growing impact of the coronavirus on financial markets and economic conditions. They began utilizing a variety of measures to ease the building financial pressures. Measures included lowering the Fed Funds rate to the 0.00%-0.25% range and extending

Money Market Overview
For the 12-Month Period Ended October 31, 2020 (continued)

Money Market Overview
asset purchases of bonds and mortgage-backed securities as well as including corporate and municipal bonds. They also activated multiple Fed programs to relieve balance sheet pressure, including the Money Market Mutual Fund Liquidity Facility, the Commercial Paper Funding Facility and the Primary Dealer Credit Facility. All programs had a dramatic impact in lowering financial market pressures. Elevated VRDN yields garnered interest from taxable money funds and crossover accounts during the last week of
March, helping to reduce VRDN inventory on dealer balance sheets, which ended the month at a normalized level of $5.2 billion.
Throughout the remainder of the year, strong inflows into municipal bond funds and increased demand from non-traditional investors such as separately managed accounts and taxable money market funds persisted, translating into elevated demand for VRDN securities and exerting continued downward pressure on the SIFMA Index. Tax time in July pushed SIFMA briefly higher to 0.21% before quickly moving lower as SIFMA traded in a tight 0.08%-0.13% range for the remainder of the annual period. Additionally, new VRDN issuance remained light throughout the period as issuers instead opted to bond out debt issuance and take advantage of low longer-term bond yields. The SIFMA
Index ended the period at 0.12% as VRDN inventory on dealer balance sheets stood at just $2 billion, well below the 12-month rolling average of $4.4 billion.
With low supply remaining a dominant theme, yields on commercial paper, municipal notes, and municipal bonds moved lower as well. Municipal note supply remained manageable at $41.3 billion year to date, in line with 2019 year to date note issuance. The one-year Municipal Market Data yield, which represents one-year municipal bonds, and the one-year MIG1 yield, which represents municipal notes, decreased to end the period at 0.20% and 0.23%, respectively. With SIFMA at 0.12% and one-year municipal notes pricing at 0.23%, the spread between the seven-day SIFMA Index and one-year MIG1 note scale ended the quarter at 0.11%, representing a flat, but positively sloped municipal money market yield curve.
Looking ahead, municipalities continue to address not only their annual operating financing needs, but additional burdens created from the coronavirus pandemic. The Fed continues to reiterate that it will do whatever it takes to maintain fiscal support. Municipal money market fund managers are expected to maintain more of a neutral duration posture as the Fed remains accommodative to the overall market, reinforcing the low rate environment. We continue to maintain a defensive approach with respect to high levels of fund liquidity and remain selective with respect to one-year municipal note and bond purchases due to the minimal yield pickup, while opportunistically investing in commercial paper for a laddered maturity schedule.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of October 31, 2020
2020
BlackRock Annual Report to Shareholders

Federal Trust Fund
Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
FedFund
FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
TempCash
TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0 .00% 0.05%
Administration ............................ 0 .00 0.05
Cash Management ......................... 0.00 0.04
Cash Reserve ............................ 0.00 0.05
Dollar .................................. 0.00 0.05
Premier ................................ 0.00 0.05
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 63%
U.S. Government Sponsored Agency Obligations .............. 34
Other Assets Less Liabilities ............................ 3
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. (0.01) % 0.04%
Administration ............................ (0.01) 0.04
Capital ................................. (0.01) 0.04
Cash Management ......................... (0.01) 0.04
Cash Reserve ............................ (0.01) 0.04
Dollar .................................. (0.01) 0.04
Premier ................................ (0.01) 0.05
Private Client ............................ (0.01) 0.04
Select ................................. (0.01) 0.04
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 44%
Repurchase Agreements ............................... 29
U.S. Government Sponsored Agency Obligations .............. 23
Other Assets Less Liabilities ............................ 4
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.09% 0.09%
Dollar .................................. 0.00  0.00
Premier ................................ 0.09 0.09
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Time Deposits ...................................... 30%
Commercial Paper ................................... 25
Certificates of Deposit ................................. 19
Repurchase Agreements ............................... 12
U.S. Treasury Obligations .............................. 11
Municipal Bonds .................................... 1
Corporate Bonds .................................... —
(a)
U.S. Government Sponsored Agency Obligations .............. —
(a)
Other Assets Less Liabilities ............................ 2
(a)
Represents less than 1% of the Fund's net assets.

Fund Information
as of October 31, 2020 (continued)

Fund Information
TempFund
TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
T-Fund
T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund
Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.07% 0.10%
Administration ............................ 0.01 0.04
Capital ................................. 0.02 0.05
Cash Management ......................... 0.00 0.03
Cash Reserve ............................ 0.00 0.03
Dollar .................................. 0.01 0.04
Private Client ............................ 0.00 0.03
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Time Deposits ...................................... 27%
Commercial Paper ................................... 24
Certificates of Deposit ................................. 19
Repurchase Agreements ............................... 16
U.S. Treasury Obligations .............................. 11
Municipal Bonds .................................... 1
Corporate Bonds .................................... —
(a)
U.S. Government Sponsored Agency Obligations .............. —
(a)
Other Assets Less Liabilities ............................ 2
(a)
Represents less than 1% of the Fund's net assets.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.04%
Administration ............................ 0.00 0.03
Capital ................................. 0.00 0.03
Cash Management ......................... 0.00 0.03
Cash Reserve ............................ 0.00 0.03
Dollar .................................. 0.00 0.03
Premier ................................ 0.01 0.04
Select ................................. 0.00 0.03
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 65%
Repurchase Agreements ............................... 31
Other Assets Less Liabilities ............................ 4
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. (0.02) % 0.01%
Administration ............................ (0.02) 0.01
Capital ................................. (0.02) 0.01
Cash Management ......................... (0.02) 0.01
Cash Reserve ............................ (0.02) 0.01
Dollar .................................. (0.02) 0.00
Premier ................................ (0.03) 0.01
Select ................................. (0.02) 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 97%
Other Assets Less Liabilities ............................ 3

Fund Information
as of October 31, 2020 (continued)
2020
BlackRock Annual Report to Shareholders

MuniCash
MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
MuniFund
MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund
California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
California State personal income tax, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Dollar .................................. 0.01 0.01
Premier ................................ 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 77%
Municipal Bonds .................................... 20
Closed-End Investment Companies ....................... 3
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Administration ............................ 0.01 0.01
Dollar .................................. 0.01 0.01
Premier ................................ 0.01 0.01
Private Client ............................ 0.01 0.01
Select ................................. 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 77%
Municipal Bonds .................................... 20
Closed-End Investment Companies ....................... 3
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Premier ................................ 0.02 0.02
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 90%
Municipal Bonds .................................... 7
Closed-End Investment Companies ....................... 3
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.

Fund Information
as of October 31, 2020 (continued)

Fund Information
New York Money Fund
New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Premier ................................ 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 78%
Municipal Bonds .................................... 16
Closed-End Investment Companies ....................... 6
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.

Disclosure of Expenses
2020
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2020 and held through October 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Examples
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/20)
Ending
Account Value
(10/31/20)
Expenses Paid
During the
Period
(b)
Beginning
Account Value
(05/01/20)
Ending
Account Value
(10/31/20)
Expenses Paid
During the
Period
(b)
Annualized
Expense Ratio
Federal Trust Fund
Institutional ............................... $ 1,000.00 $ 1,000.30 $ 0.85 $ 1,000.00 $ 1,024.28 $ 0.87 0.17%
Administration ............................. 1,000.00 1,000.10 1.11 1,000.00 1,024.03 1.12 0.22
Cash Management .......................... 1,000.00 1,000.00 1.26 1,000.00 1,023.88 1.27 0.25
Cash Reserve ............................. 1,000.00 1,000.30 0.85 1,000.00 1,024.28 0.87 0.17
Dollar ................................... 1,000.00 1,000.10 1.11 1,000.00 1,024.03 1.12 0.22
Premier ................................. 1,000.00 1,000.30 0.85 1,000.00 1,024.28 0.87 0.17
FedFund
Institutional ............................... $ 1,000.00 $ 1,000.40 $ 0.85 $ 1,000.00 $ 1,024.28 $ 0.87 0.17%
Administration ............................. 1,000.00 1,000.10 1.11 1,000.00 1,024.03 1.12 0.22
Capital .................................. 1,000.00 1,000.20 1.01 1,000.00 1,024.13 1.02 0.20
Cash Management .......................... 1,000.00 1,000.10 1.16 1,000.00 1,023.98 1.17 0.23
Cash Reserve ............................. 1,000.00 1,000.10 1.16 1,000.00 1,023.98 1.17 0.23
Dollar ................................... 1,000.00 1,000.10 1.16 1,000.00 1,023.98 1.17 0.23
Premier ................................. 1,000.00 1,000.40 0.85 1,000.00 1,024.28 0.87 0.17
Private Client ............................. 1,000.00 1,000.10 1.16 1,000.00 1,023.98 1.17 0.23
Select .................................. 1,000.00 1,000.10 1.21 1,000.00 1,023.93 1.22 0.24
TempCash
Institutional ............................... $ 1,000.00 $ 1,001.10 $ 0.91 $ 1,000.00 $ 1,024.23 $ 0.92 0.18%
Dollar ................................... 1,000.00 1,000.20 1.86 1,000.00 1,023.28 1.88 0.37
Premier ................................. 1,000.00 1,001.10 0.91 1,000.00 1,024.23 0.92 0.18
TempFund
Institutional ............................... $ 1,000.00 $ 1,001.10 $ 0.91 $ 1,000.00 $ 1,024.23 $ 0.92 0.18%
Administration ............................. 1,000.00 1,000.60 1.41 1,000.00 1,023.73 1.42 0.28
Capital .................................. 1,000.00 1,000.10 0.73 1,000.00 1,023.98 1.17 0.23
Cash Management .......................... 1,000.00 1,000.00 2.01 1,000.00 1,023.13 2.03 0.40
Cash Reserve ............................. 1,000.00 1,000.10 1.91 1,000.00 1,023.23 1.93 0.38
Dollar ................................... 1,000.00 1,000.30 1.71 1,000.00 1,023.43 1.73 0.34
Private Client ............................. 1,000.00 1,000.00 2.66 1,000.00 1,022.47 2.69 0.53
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of a Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-
half year period shown) except for Capital Shares of TempFund , which is multiplied by 116/366 (to reflect the period since the recommencement date of July 7, 2020 to October 31, 2020) .

Disclosure of Expenses
(continued)

Disclosure of Expenses
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/20)
Ending
Account Value
(10/31/20)
Expenses Paid
During the
Period
(b)
Beginning
Account Value
(05/01/20)
Ending
Account Value
(10/31/20)
Expenses Paid
During the
Period
(b)
Annualized
Expense Ratio
T-Fund
Institutional ............................... $ 1,000.00 $ 1,000.40 $ 0.85 $ 1,000.00 $ 1,024.28 $ 0.87 0.17%
Administration ............................. 1,000.00 1,000.10 1.16 1,000.00 1,023.98 1.17 0.23
Capital .................................. 1,000.00 1,000.20 1.06 1,000.00 1,024.08 1.07 0.21
Cash Management .......................... 1,000.00 1,000.00 1.21 1,000.00 1,023.93 1.22 0.24
Cash Reserve ............................. 1,000.00 1,000.00 1.26 1,000.00 1,023.88 1.27 0.25
Dollar ................................... 1,000.00 1,000.10 1.21 1,000.00 1,023.93 1.22 0.24
Premier ................................. 1,000.00 1,000.40 0.85 1,000.00 1,024.28 0.87 0.17
Select .................................. 1,000.00 1,000.00 1.21 1,000.00 1,023.93 1.22 0.24
Treasury Trust Fund
Institutional ............................... $ 1,000.00 $ 1,000.20 $ 0.85 $ 1,000.00 $ 1,024.28 $ 0.87 0.17%
Administration ............................. 1,000.00 1,000.10 1.01 1,000.00 1,024.13 1.02 0.20
Capital .................................. 1,000.00 1,000.00 0.05 1,000.00 1,024.28 0.87 0.17
Cash Management .......................... 1,000.00 1,000.00 1.01 1,000.00 1,024.13 1.02 0.20
Cash Reserve ............................. 1,000.00 1,000.00 1.01 1,000.00 1,024.13 1.02 0.20
Dollar ................................... 1,000.00 1,000.10 1.01 1,000.00 1,024.13 1.02 0.20
Premier ................................. 1,000.00 1,000.20 0.85 1,000.00 1,024.28 0.87 0.17
Select .................................. 1,000.00 1,000.00 1.01 1,000.00 1,024.13 1.02 0.20
MuniCash
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.90 $ 1,000.00 $ 1,024.23 $ 0.92 0.18%
Dollar ................................... 1,000.00 999.90 0.96 1,000.00 1,024.18 0.97 0.19
Premier ................................. 1,000.00 1,000.00 0.90 1,000.00 1,024.23 0.92 0.18
MuniFund
Institutional ............................... $ 1,000.00 $ 1,002.10 $ 0.86 $ 1,000.00 $ 1,024.28 $ 0.87 0.17%
Administration ............................. 1,000.00 1,001.90 1.01 1,000.00 1,024.13 1.02 0.20
Dollar ................................... 1,000.00 1,001.90 1.01 1,000.00 1,024.13 1.02 0.20
Premier ................................. 1,000.00 1,002.10 0.86 1,000.00 1,024.28 0.87 0.17
Private Client ............................. 1,000.00 1,001.90 1.06 1,000.00 1,024.08 1.07 0.21
Select .................................. 1,000.00 1,001.90 1.06 1,000.00 1,024.08 1.07 0.21
California Money Fund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.75 $ 1,000.00 $ 1,024.38 $ 0.76 0.15%
Premier ................................. 1,000.00 1,000.10 0.70 1,000.00 1,024.43 0.71 0.14
New York Money Fund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.70 $ 1,000.00 $ 1,024.43 $ 0.71 0.14%
Premier ................................. 1,000.00 1,000.10 0.70 1,000.00 1,024.43 0.71 0.14
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)
For each class of a Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-
half year period shown) except for Capital Shares of Treasury Trust Fund , which is multiplied by 10/366 (to reflect the period since the recommencement date of October 22, 2020 to October
31, 2020) .
Expense Examples
(continued)

2020
BlackRock Annual Report to Shareholders
Federal Trust Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 34.0%
Federal Farm Credit Bank Discount Notes
(a)
:
0.07%, 11/25/20 ................. USD 15,400 $ 15,384,292
0.08%, 12/01/20 ................. 16,570 16,567,929
0.09%, 12/15/20 ................. 25,000 24,987,778
0.09%, 12/22/20 ................. 73,885 73,779,283
0.10%, 01/20/21 ................. 4,415 4,406,366
0.10%, 01/27/21 ................. 34,000 33,975,350
0.10%, 02/12/21 ................. 8,110 8,100,022
0.11%, 03/17/21 ................. 23,235 23,211,300
0.12%, 06/01/21 ................. 31,325 31,289,951
0.12%, 06/15/21 ................. 26,645 26,623,255
0.14%, 09/17/21 ................. 17,785 17,766,029
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(SOFR + 0.08%), 0.17%, 11/27/20 ..... 2,050 2,050,000
(LIBOR USD 1 Month + 0.03%),
0.17%, 12/14/20 ............... 15,855 15,854,924
(SOFR + 0.08%), 0.17%, 01/14/21 ..... 7,135 7,135,000
(US Treasury 3 Month Bill Money Market
Yield + 0.13%), 0.23%, 02/08/21 .... 10,505 10,501,871
(LIBOR USD 1 Month + 0.00%),
0.15%, 03/17/21 ............... 9,670 9,669,771
(LIBOR USD 1 Month + 0.05%),
0.19%, 04/16/21 ............... 17,380 17,380,000
(SOFR + 0.16%), 0.25%, 05/07/21 ..... 75,925 75,925,000
(US Treasury 3 Month Bill Money Market
Yield + 0.26%), 0.36%, 06/17/21 .... 13,085 13,084,191
(LIBOR USD 1 Month + 0.16%),
0.31%, 07/01/21 ............... 10,525 10,525,000
(LIBOR USD 1 Month + 0.08%),
0.22%, 07/08/21 ............... 15,000 15,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.23%), 0.33%, 07/08/21 .... 7,105 7,105,000
(SOFR + 0.08%), 0.17%, 07/09/21 ..... 28,175 28,175,000
(SOFR + 0.07%), 0.16%, 08/20/21 ..... 15,725 15,725,000
(SOFR + 0.19%), 0.28%, 11/18/21 ..... 6,715 6,715,000
(SOFR + 0.18%), 0.27%, 01/14/22 ..... 16,200 16,200,000
(US Treasury 3 Month Bill Money Market
Yield + 0.28%), 0.38%, 02/08/22 .... 38,000 38,000,000
(SOFR + 0.40%), 0.49%, 04/01/22 ..... 40,000 40,000,000
(SOFR + 0.20%), 0.29%, 06/23/22 ..... 25,000 25,000,000
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.27%, 07/20/22 ............... 55,990 55,980,489
(SOFR + 0.10%), 0.19%, 09/02/22 ..... 8,160 8,160,000
(SOFR + 0.08%), 0.16%, 11/03/22 ..... 33,455 33,455,000
Federal Home Loan Bank:
3.63%, 03/12/21 ................. 6,875 6,961,951
0.16%, 04/05/21 ................. 25,000 24,998,671
0.12%, 06/04/21 ................. 30,215 30,212,964
0.20%, 06/17/21 ................. 12,615 12,614,385
0.13%, 07/13/21 ................. 50,000 49,985,328
Federal Home Loan Bank Discount Notes
(a)
:
0.06%, 11/12/20 ................. 16,185 16,184,451
0.07%, 11/20/20 ................. 13,160 13,159,410
0.08%, 12/04/20 ................. 19,000 18,998,432
0.09%, 12/18/20 ................. 15,515 15,512,873
0.09%, 12/23/20 ................. 20,245 20,241,930
0.10%, 01/04/21 ................. 3,035 3,034,142
0.10%, 01/06/21 ................. 53,180 53,170,738
0.10%, 01/13/21 ................. 64,645 64,631,367
0.10%, 01/29/21 ................. 80,975 80,955,382
0.11%, 04/12/21 ................. 26,170 26,145,269
0.11%, 04/29/21 ................. 35,040 35,005,155
0.12%, 06/11/21 ................. 24,025 23,995,369
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(LIBOR USD 1 Month - 0.04%),
0.11%, 11/12/20 ............... USD 4,020 $ 4,020,000
(LIBOR USD 3 Month - 0.20%),
0.09%, 11/16/20 ............... 17,000 16,999,889
(SOFR + 0.12%), 0.21%, 12/11/20 ..... 14,625 14,625,000
(LIBOR USD 3 Month - 0.13%),
0.10%, 12/21/20 ............... 21,350 21,350,000
(LIBOR USD 3 Month - 0.17%),
0.06%, 01/08/21 ............... 13,160 13,160,000
(SOFR + 0.05%), 0.14%, 01/22/21 ..... 4,970 4,970,000
(SOFR + 0.04%), 0.13%, 02/09/21 ..... 30,200 30,198,612
(LIBOR USD 1 Month - 0.03%),
0.12%, 02/24/21 ............... 54,830 54,830,475
(SOFR + 0.08%), 0.17%, 03/04/21 ..... 9,130 9,130,000
(SOFR + 0.12%), 0.21%, 03/12/21 ..... 14,305 14,305,000
(SOFR + 0.11%), 0.20%, 03/25/21 ..... 11,015 11,015,000
(LIBOR USD 1 Month - 0.02%),
0.14%, 04/27/21 ............... 13,630 13,628,084
(SOFR + 0.16%), 0.25%, 05/07/21 ..... 38,970 38,970,000
(LIBOR USD 1 Month + 0.00%),
0.15%, 05/14/21 ............... 50,000 50,000,000
(SOFR + 0.08%), 0.17%, 07/08/21 ..... 10,500 10,500,000
(SOFR + 0.08%), 0.17%, 07/23/21 ..... 6,685 6,685,000
(SOFR + 0.12%), 0.21%, 02/28/22 ..... 19,470 19,470,000
(SOFR + 0.07%), 0.16%, 04/28/22 ..... 7,365 7,365,000
Total U.S. Government Sponsored Agency Obligations — 34.0%
(Cost: $1,564,762,678) ........................... 1,564,762,678
U.S. Treasury Obligations — 62.8%
U.S. Treasury Bills
(a)
:
0.02%, 11/03/20 ................. 89,000 88,999,644
0.04%, 11/05/20 ................. 320 319,997
0.05%, 11/10/20 ................. 253,075 253,068,452
0.06%, 11/12/20 ................. 275,000 274,991,177
0.06%, 11/17/20 ................. 318,595 318,579,316
0.07%, 11/19/20 ................. 17,735 17,734,069
0.07%, 11/24/20 ................. 497,897 497,865,678
0.08%, 11/27/20 ................. 150,000 149,989,528
0.09%, 12/10/20 ................. 359,680 359,648,356
0.08%, 12/22/20 ................. 12,270 12,268,436
0.09%, 01/05/21 ................. 21,000 20,996,550
0.08%, 01/07/21 ................. 125,000 124,975,573
0.08%, 01/14/21 ................. 80,805 80,787,543
0.09%, 02/02/21 ................. 213,105 213,044,442
0.12%, 02/09/21 ................. 42,482 42,469,999
0.09%, 02/11/21 ................. 45,720 45,704,455
0.09%, 02/16/21 ................. 100,000 99,964,333
0.10%, 02/25/21 ................. 25,000 24,985,500
0.09%, 03/25/21 ................. 40,205 40,188,114
0.10%, 04/22/21 ................. 12,745 12,734,953
0.10%, 05/20/21 ................. 35,625 35,593,333
0.11%, 08/12/21 ................. 21,490 21,466,265
U.S. Treasury Notes:
2.75%, 11/30/20 ................. 11,855 11,865,566
2.38%, 12/31/20 ................. 2,575 2,577,998
2.50%, 12/31/20 ................. 1,745 1,747,371
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.22%, 01/31/21
(b)
... 21,620 21,620,000
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.32%, 07/31/21
(b)
... 12,000 12,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.40%, 10/31/21
(b)
... 25,090 25,101,889

Federal Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.21%, 04/30/22
(b)
... USD 85,000 $ 85,000,000
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
Total U.S. Treasury Obligations — 62.8%
(Cost: $2,896,288,537) ........................... $ 2,896,288,537
Total Investments — 96.8%
(Cost: $4,461,051,215 )
(c)
.......................... 4,461,051,215
Other Assets Less Liabilities — 3.2% ................... 147,411,937
Net Assets — 100.0% .............................. $ 4,608,463,152
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 4,461,051,215 $ — $ 4,461,051,215

2020
BlackRock Annual Report to Shareholders
FedFund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 22.5%
Federal Farm Credit Bank:
0.35%, 05/07/21 ................. USD 180,000 $ 179,949,638
0.13%, 07/13/21 ................. 300,750 300,661,745
Federal Farm Credit Bank Discount Notes
(a)
:
0.10%, 01/20/21 ................. 165,145 164,822,050
0.10%, 02/16/21 ................. 150,000 149,763,709
0.10%, 02/17/21 ................. 50,000 49,920,500
0.11%, 04/01/21 ................. 203,000 202,872,279
0.13%, 07/13/21 ................. 7,000 6,991,604
0.13%, 07/19/21 ................. 25,000 24,978,333
0.13%, 08/24/21 ................. 163,680 163,505,044
0.13%, 08/31/21 ................. 134,350 134,202,999
0.14%, 09/16/21 ................. 18,000 17,979,265
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(SOFR + 0.08%), 0.17%, 11/27/20 ..... 69,925 69,925,000
(LIBOR USD 1 Month + 0.03%),
0.17%, 12/14/20 ............... 446,190 446,187,858
(US Federal Funds Effective Rate
(continuous series) + 0.10%),
0.19%, 12/16/20 ............... 60,915 60,914,978
(LIBOR USD 1 Month + 0.10%),
0.25%, 12/30/20 ............... 147,000 146,997,630
(LIBOR USD 1 Month + 0.03%),
0.17%, 01/13/21 ............... 250,000 249,995,580
(LIBOR USD 1 Month + 0.00%),
0.15%, 03/17/21 ............... 320,670 320,662,412
(SOFR + 0.28%), 0.37%, 04/01/21 ..... 500,000 500,000,000
(SOFR + 0.08%), 0.17%, 06/10/21 ..... 100,000 100,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.26%), 0.36%, 06/17/21 .... 50,000 49,996,911
(LIBOR USD 1 Month + 0.08%),
0.22%, 07/08/21 ............... 73,325 73,325,000
(US Treasury 3 Month Bill Money Market
Yield + 0.23%), 0.33%, 07/08/21 .... 225,705 225,705,000
(LIBOR USD 1 Month + 0.11%),
0.26%, 07/09/21 ............... 108,400 108,400,000
(LIBOR USD 1 Month + 0.10%),
0.25%, 07/16/21 ............... 99,000 99,000,000
(LIBOR USD 1 Month + 0.09%),
0.23%, 08/30/21 ............... 27,000 27,000,000
(LIBOR USD 1 Month + 0.10%),
0.25%, 09/09/21 ............... 55,000 55,000,000
(LIBOR USD 1 Month + 0.16%),
0.30%, 10/04/21 ............... 138,000 138,000,000
(LIBOR USD 1 Month + 0.13%),
0.27%, 10/08/21 ............... 78,480 78,480,000
(SOFR + 0.06%), 0.15%, 10/15/21 ..... 105,000 105,007,611
(LIBOR USD 1 Month + 0.00%),
0.15%, 10/18/21 ............... 166,165 166,188,430
(SOFR + 0.21%), 0.30%, 10/28/21 ..... 100,000 100,000,000
(SOFR + 0.04%), 0.13%, 11/03/21 ..... 400,000 399,987,780
(LIBOR USD 1 Month + 0.13%),
0.27%, 11/05/21 ............... 100,000 100,000,000
(LIBOR USD 1 Month + 0.11%),
0.26%, 11/12/21 ............... 127,735 127,735,000
(SOFR + 0.19%), 0.28%, 11/18/21 ..... 222,545 222,545,000
(LIBOR USD 1 Month + 0.11%),
0.26%, 12/10/21 ............... 150,000 150,000,000
(LIBOR USD 1 Month + 0.01%),
0.16%, 12/28/21 ............... 266,000 265,974,983
(SOFR + 0.18%), 0.27%, 01/14/22 ..... 60,000 60,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.28%), 0.38%, 02/08/22 .... 123,000 123,000,000
(SOFR + 0.13%), 0.22%, 02/11/22 ..... 89,000 89,000,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield + 0.21%), 0.31%, 03/17/22 .... USD 150,000 $ 149,995,851
(SOFR + 0.40%), 0.49%, 04/01/22 ..... 660,000 660,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.22%, 05/02/22 .... 232,975 232,953,815
(SOFR + 0.05%), 0.16%, 05/05/22 ..... 440,000 439,969,869
(SOFR + 0.09%), 0.18%, 06/17/22 ..... 324,500 324,513,355
(SOFR + 0.10%), 0.19%, 09/02/22 ..... 279,885 279,885,000
(SOFR + 0.09%), 0.18%, 09/23/22 ..... 315,000 315,000,000
Federal Home Loan Bank:
0.12%, 06/04/21 ................. 100,000 99,993,262
0.20%, 06/17/21 ................. 308,885 308,869,937
0.13%, 08/16/21 ................. 250,000 249,972,100
0.13%, 09/17/21 ................. 122,500 122,484,593
Federal Home Loan Bank Discount Notes
(a)
:
0.35%, 11/02/20 ................. 275,000 274,997,361
0.03%, 11/04/20 ................. 1,300,000 1,299,988,950
0.06%, 11/09/20 ................. 400,000 399,953,778
0.08%, 12/02/20 ................. 105,000 104,991,682
0.08%, 12/04/20 ................. 135,600 135,588,813
0.08%, 12/09/20 ................. 161,000 160,983,855
0.09%, 12/18/20 ................. 550,865 550,792,550
0.09%, 12/23/20 ................. 538,640 538,558,306
0.09%, 12/28/20 ................. 200,000 199,972,133
0.10%, 01/04/21 ................. 149,180 149,137,832
0.10%, 01/15/21 ................. 1,325,265 1,324,978,003
0.10%, 01/20/21 ................. 588,110 587,979,309
0.10%, 02/05/21 ................. 150,000 149,792,000
0.11%, 03/09/21 ................. 1,233,225 1,231,434,320
0.11%, 03/15/21 ................. 200,000 199,612,889
0.11%, 03/19/21 ................. 300,000 299,870,050
0.11%, 04/12/21 ................. 200,000 199,811,000
0.11%, 04/16/21 ................. 38,700 38,679,478
0.11%, 04/29/21 ................. 70,000 69,930,389
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(LIBOR USD 1 Month - 0.04%),
0.11%, 11/12/20 ............... 145,980 145,980,000
(LIBOR USD 1 Month - 0.04%),
0.11%, 11/16/20 ............... 329,000 329,000,000
(LIBOR USD 3 Month - 0.13%),
0.10%, 12/21/20 ............... 538,800 538,800,000
(SOFR + 0.10%), 0.19%, 12/23/20 ..... 16,000 16,000,000
(LIBOR USD 3 Month - 0.17%),
0.06%, 01/08/21 ............... 436,595 436,595,000
(SOFR + 0.05%), 0.14%, 01/22/21 ..... 190,045 190,045,000
(SOFR + 0.04%), 0.13%, 02/09/21 ..... 231,375 231,371,165
(SOFR + 0.04%), 0.13%, 02/25/21 ..... 228,130 228,130,000
(SOFR + 0.08%), 0.17%, 03/04/21 ..... 341,600 341,600,000
(SOFR + 0.12%), 0.21%, 03/12/21 ..... 516,420 516,420,000
(SOFR + 0.11%), 0.20%, 03/25/21 ..... 287,255 287,255,000
(LIBOR USD 1 Month - 0.01%),
0.13%, 04/05/21 ............... 125,000 125,000,000
(SOFR + 0.17%), 0.26%, 04/09/21 ..... 479,295 479,295,000
(LIBOR USD 1 Month - 0.01%),
0.13%, 05/03/21 ............... 492,730 492,730,000
(SOFR + 0.16%), 0.25%, 05/07/21 ..... 326,305 326,305,000
(LIBOR USD 1 Month + 0.00%),
0.15%, 05/14/21 ............... 85,000 85,000,000
(SOFR + 0.08%), 0.17%, 06/11/21 ..... 245,000 245,000,000
(SOFR + 0.05%), 0.14%, 06/15/21 ..... 473,895 473,895,000
(SOFR + 0.08%), 0.17%, 07/08/21 ..... 413,655 413,655,000
(SOFR + 0.08%), 0.17%, 07/23/21 ..... 225,670 225,670,000
(SOFR + 0.15%), 0.24%, 09/03/21 ..... 120,000 120,000,000
(SOFR + 0.09%), 0.18%, 09/10/21 ..... 11,100 11,100,000

FedFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.12%), 0.21%, 10/13/21 ..... USD 75,000 $ 75,000,000
(SOFR + 0.12%), 0.21%, 02/28/22 ..... 487,000 487,000,000
(SOFR + 0.07%), 0.16%, 04/28/22 ..... 255,915 255,915,000
(SOFR + 0.20%), 0.29%, 05/13/22 ..... 150,000 150,000,000
(SOFR + 0.19%), 0.28%, 05/26/22 ..... 75,000 75,000,000
(SOFR + 0.09%), 0.18%, 09/08/22 ..... 91,000 91,000,000
Federal Home Loan Mortgage Corp.,
1.13%, 08/12/21 ................ 223,875 225,593,326
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
(SOFR + 0.03%), 0.12%, 02/26/21 ..... 741,555 741,555,000
(SOFR + 0.12%), 0.21%, 06/04/21 ..... 155,000 154,814,179
(SOFR + 0.32%), 0.41%, 09/23/21 ..... 1,143,535 1,143,535,000
(SOFR + 0.32%), 0.41%, 09/27/21 ..... 500,000 500,000,000
(SOFR + 0.32%), 0.41%, 09/30/21 ..... 200,000 200,000,000
(SOFR + 0.30%), 0.39%, 10/25/21 ..... 270,000 270,000,000
(SOFR + 0.18%), 0.27%, 12/13/21 ..... 884,415 884,415,000
(SOFR + 0.31%), 0.40%, 01/03/22 ..... 300,000 300,000,000
(SOFR + 0.20%), 0.29%, 03/11/22 ..... 477,670 477,670,000
(SOFR + 0.19%), 0.28%, 06/02/22 ..... 297,000 297,000,000
(SOFR + 0.10%), 0.19%, 07/29/22 ..... 375,000 375,000,000
Federal National Mortgage Association Variable
Rate Notes
(b)
:
(SOFR + 0.07%), 0.16%, 12/11/20 ..... 794,085 794,085,000
(SOFR + 0.25%), 0.34%, 03/24/21 ..... 702,000 702,000,000
(SOFR + 0.29%), 0.38%, 10/04/21 ..... 1,063,000 1,063,000,000
(SOFR + 0.28%), 0.37%, 10/27/21 ..... 690,000 690,000,000
(SOFR + 0.20%), 0.29%, 12/16/21 ..... 232,000 232,000,000
(SOFR + 0.36%), 0.45%, 01/20/22 ..... 448,400 448,400,000
(SOFR + 0.30%), 0.39%, 01/27/22 ..... 475,000 475,000,000
(SOFR + 0.35%), 0.44%, 04/07/22 ..... 830,620 830,620,000
(SOFR + 0.39%), 0.48%, 04/15/22 ..... 925,995 925,995,000
(SOFR + 0.18%), 0.27%, 05/13/22 ..... 600,000 600,000,000
(SOFR + 0.19%), 0.28%, 05/27/22 ..... 75,000 75,000,000
(SOFR + 0.12%), 0.21%, 07/29/22 ..... 19,110 19,110,000
Total U.S. Government Sponsored Agency Obligations — 22.5%
(Cost: $36,972,920,489) ........................... 36,972,920,489
U.S. Treasury Obligations — 44.3%
U.S. Treasury Bills
(a)
:
0.02%, 11/03/20 ................. 275,395 275,393,622
0.04%, 11/05/20 ................. 274,060 274,057,502
0.05%, 11/10/20 ................. 2,900,230 2,900,133,542
0.06%, 11/12/20 ................. 1,692,845 1,692,786,952
0.06%, 11/17/20 ................. 1,958,800 1,958,634,590
0.07%, 11/19/20 ................. 62,745 62,742,490
0.07%, 11/24/20 ................. 2,030,806 2,030,573,229
0.08%, 11/27/20 ................. 3,011,385 3,011,174,862
0.08%, 12/01/20 ................. 3,377,613 3,377,377,584
0.08%, 12/03/20 ................. 2,459,000 2,458,803,280
0.08%, 12/08/20 ................. 660,500 660,438,904
0.09%, 12/10/20 ................. 2,201,000 2,200,809,252
0.08%, 12/15/20 ................. 563,740 563,633,203
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.08%, 12/22/20 ................. USD 374,340 $ 374,270,266
0.08%, 12/24/20 ................. 883,900 883,774,221
0.09%, 12/29/20 ................. 17,700 17,697,660
0.09%, 12/31/20 ................. 2,527,880 2,527,458,687
0.09%, 01/05/21 ................. 867,945 867,785,263
0.08%, 01/07/21 ................. 3,738,000 3,737,256,688
0.08%, 01/12/21 ................. 1,875,000 1,874,662,500
0.08%, 01/14/21 ................. 1,877,700 1,877,290,321
0.08%, 01/21/21 ................. 6,834,000 6,832,446,032
0.14%, 01/26/21 ................. 336,980 336,890,398
0.09%, 01/28/21 ................. 6,231,640 6,229,842,313
0.09%, 02/02/21 ................. 2,195,705 2,195,081,054
0.12%, 02/09/21 ................. 1,500,414 1,499,997,218
0.09%, 02/11/21 ................. 1,407,610 1,407,138,294
0.10%, 02/18/21 ................. 221,325 221,251,286
0.09%, 02/23/21 ................. 2,437,205 2,436,385,972
0.10%, 02/25/21 ................. 1,127,865 1,127,358,601
0.09%, 03/09/21 ................. 2,023,000 2,022,244,747
0.09%, 03/11/21 ................. 1,682,450 1,681,720,938
0.09%, 03/25/21 ................. 3,711,165 3,709,222,476
0.10%, 03/30/21 ................. 248,503 248,384,320
0.10%, 04/22/21 ................. 779,935 779,369,383
0.11%, 04/29/21 ................. 2,074,000 2,072,865,637
0.10%, 05/20/21 ................. 1,176,590 1,175,544,142
0.10%, 06/17/21 ................. 37,250 37,202,817
0.11%, 07/15/21 ................. 440,790 440,304,151
0.11%, 08/12/21 ................. 546,640 546,036,265
U.S. Treasury Notes:
1.75%, 11/15/20 ................. 119,060 119,066,106
2.63%, 11/15/20 ................. 377,680 377,819,909
1.63%, 11/30/20 ................. 390,105 390,101,012
2.00%, 11/30/20 ................. 73,500 73,519,519
2.75%, 11/30/20 ................. 264,370 264,598,910
2.38%, 12/31/20 ................. 146,175 146,476,759
2.50%, 12/31/20 ................. 176,585 176,826,090
2.00%, 01/15/21 ................. 20,855 20,924,629
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.22%, 01/31/21
(b)
... 34,155 34,155,420
3.63%, 02/15/21 ................. 150,330 151,650,744
1.13%, 02/28/21 ................. 93,250 93,480,352
2.00%, 02/28/21 ................. 101,915 102,456,842
2.25%, 04/30/21 ................. 504,000 509,282,104
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.32%, 07/31/21
(b)
... 1,040,700 1,040,623,195
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.40%, 10/31/21
(b)
... 343,555 343,946,653
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.21%, 04/30/22
(b)
... 158,900 158,938,382
Total U.S. Treasury Obligations — 44.3%
(Cost: $72,629,907,288) ........................... 72,629,907,288
Total Repurchase Agreements — 29.1%
(Cost: $47,773,601,827) ........................... 47,773,601,827
Total Investments — 95.9%
(Cost: $157,376,429,604 ) .......................... 157,376,429,604
Other Assets Less Liabilities — 4.1% ................... 6,748,404,494
Net Assets — 100.0% .............................. $ 164,124,834,098
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2020
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. .... 0.05% 10/30/20 11/02/20 $ 500,000 $ 500,000 $ 500,002,083
U.S. Treasury
Obligations, 0.00%, due
11/27/20 to 02/15/32 .. $ 540,000,271 $ 510,000,000
0.07
(a)
10/30/20 11/02/20 300,000 300,000 300,001,750
U.S. Treasury
Obligations, 0.00% to
2.63%, due 11/10/20 to
11/15/49 .......... 265,291,020 306,000,004
0.07 10/30/20 11/02/20 37,000 37,000 37,000,216
U.S. Treasury Obligation,
1.63%, due 11/30/26 . 35,155,900 37,740,022
0.07 10/30/20 11/02/20 50,000 50,000 50,000,292
U.S. Treasury Obligation,
0.25%, due 06/15/23 . 50,860,900 51,000,045
0.09 10/30/20 11/02/20 172,000 172,000 172,001,290
U.S. Government
Sponsored Agency
Obligations, 1.01% to
6.05%, due 09/25/40 to
07/20/70 .......... 1,388,192,447 180,600,000
$ – $ –
$ 1,059,000 $ 1,085,340,071
$ – $ –
Bank of Montreal ..... 0.07 10/30/20 11/02/20 11,111 11,111 11,111,065
U.S. Treasury
Obligations, 0.00%, due
08/15/32 to 11/15/35 .. 13,510,019 11,333,220
0.09 10/30/20 11/02/20 200,000 200,000 200,001,500
U.S. Government
Sponsored Agency
Obligations, 2.00% to
4.50%, due 06/01/48 to
11/01/50 .......... 238,994,929 206,000,000
$ – $ –
$ 211,111 $ 217,333,220
$ – $ –
Bank of Nova Scotia
(The) ........... 0.07 10/30/20 11/02/20 372,000 372,000 372,002,170
U.S. Treasury
Obligations, 0.13% to
7.63%, due 11/30/20 to
08/15/49 .......... 322,906,400 379,442,214
0.07 10/30/20 11/02/20 37,000 37,000 37,000,216
U.S. Treasury
Obligations, 1.38% to
1.75%, due 04/30/22 to
05/15/23 .......... 36,299,000 37,740,277
$ – $ –
$ 409,000 $ 417,182,491
$ – $ –
Barclays Bank plc .... 0.07 10/30/20 11/02/20 200,000 200,000 200,001,167
U.S. Treasury
Obligations, 1.38% to
6.00%, due 06/15/21 to
02/15/27 .......... 188,155,000 204,000,074
0.07 10/30/20 11/02/20 3,000,000 3,000,000 3,000,017,500
U.S. Treasury
Obligations, 0.00% to
6.13%, due 01/07/21 to
08/15/49 .......... 2,743,580,700 3,060,000,030
0.09 10/30/20 11/02/20 800,000 800,000 800,006,000
U.S. Government
Sponsored Agency
Obligations, 2.50% to
4.00%, due 03/01/49 to
10/01/50 .......... 919,960,330 824,000,000
0.16
(b)
10/31/20 11/09/20 200,000 200,000 200,008,000
U.S. Government
Sponsored Agency
Obligations, 2.50%, due
10/01/50 .......... 197,970,084 206,000,000
$ – $ –
$ 4,200,000 $ 4,294,000,104
$ – $ –
BMO Capital Markets
Corp. ........... 0.07 10/30/20 11/02/20 10,000 10,000 10,000,058
U.S. Treasury
Obligations, 0.00% to
7.88%, due 12/03/20 to
08/15/28 .......... 8,714,700 10,200,099

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.09% 10/30/20 11/02/20 $ 505,000 $ 505,000 $ 505,003,788
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.40%, due
01/15/21 to 09/20/70 . $ 525,609,434 $ 517,323,949
$ – $ –
$ 515,000 $ 527,524,048
$ – $ –
BNP Paribas SA ..... 0.07 10/30/20 11/02/20 1,575,000 1,575,000 1,575,009,187
U.S. Treasury
Obligations, 0.00% to
4.38%, due 02/15/23 to
08/15/50 .......... 1,362,999,659 1,606,500,091
0.09 10/30/20 11/02/20 99,000 99,000 99,000,743
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.45%, due
02/29/24 to 10/25/50 . 351,555,434 101,855,803
0.10
(b)
09/22/20 11/13/20 2,358,000 2,358,000 2,358,340,600
U.S. Treasury
Obligations, 0.00% to
7.88%, due 02/15/21 to
08/15/50 .......... 2,031,237,324 2,405,160,024
0.15
(b)
10/31/20 11/09/20 400,000 400,000 400,015,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
17.01%, due 08/15/26 to
07/25/59 .......... 8,492,715,281 419,962,811
0.29
(b)
10/31/20 12/07/20 300,000 300,000 300,089,494
U.S. Government
Sponsored Agency
Obligations, 2.00% to
53.36%, due 05/15/33 to
06/25/59 .......... 3,487,693,842 314,974,999
$ – $ –
$ 4,732,000 $ 4,848,453,728
$ – $ –
Citibank NA ......... 0.07 10/30/20 11/02/20 150,000 150,000 150,000,875
U.S. Treasury
Obligations, 0.13% to
8.13%, due 02/28/21 to
02/15/49 .......... 143,869,800 153,000,002
$ – $ –
Citigroup Global Markets,
Inc. ............ 0.07
(a)
10/30/20 11/02/20 60,000 60,000 60,000,350
U.S. Treasury
Obligations, 0.13% to
6.50%, due 03/31/26 to
11/15/26 .......... 53,591,338 61,200,010
0.07 10/30/20 11/02/20 105,000 105,000 105,000,613
U.S. Treasury
Obligations, 1.13% to
4.63%, due 02/15/40 to
02/15/41 .......... 69,768,622 107,100,012
0.09 10/30/20 11/02/20 40,000 40,000 40,000,300
U.S. Treasury
Obligations, 1.25% to
2.88%, due 12/31/20 to
10/15/21 .......... 40,277,100 40,800,028
0.09 10/30/20 11/02/20 400,000 400,000 400,003,000
U.S. Treasury
Obligations, 1.13% to
4.63%, due 08/15/39 to
05/15/40 .......... 334,844,065 408,000,149
0.10 10/28/20 11/04/20 500,000 500,000 500,009,722
U.S. Treasury
Obligations, 0.15% to
1.88%, due 11/02/20 to
09/30/22 .......... 501,522,200 510,000,077

2020
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.16%
(b)
10/31/20 11/02/20 $ 500,000 $ 500,000 $ 500,004,444
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
23.74%, due 11/15/20 to
10/20/70 .......... $ 5,416,981,316 $ 539,683,506
$ – $ –
$ 1,605,000 $ 1,666,783,782
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............ 0.07
(a)
10/30/20 11/02/20 50,000 50,000 50,000,292
U.S. Treasury
Obligations, 0.13% to
3.63%, due 09/15/21 to
02/15/48 .......... 46,676,315 51,000,000
0.08 10/29/20 11/05/20 600,000 600,000 600,009,333
U.S. Treasury Obligation,
2.25%, due 11/15/24 . 561,941,300 612,000,008
$ – $ –
$ 650,000 $ 663,000,008
$ – $ –
Credit Suisse AG ..... 0.07 10/30/20 11/02/20 1,550,000 1,550,000 1,550,009,042
U.S. Treasury
Obligations, 0.00% to
2.88%, due 11/05/20 to
02/28/26 .......... 1,501,344,500 1,581,000,072
0.21
(b)
10/31/20 12/07/20 900,000 900,000 900,194,482
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.55%, due 01/01/22 to
11/25/59 .......... 8,124,694,898 944,711,890
$ – $ –
$ 2,450,000 $ 2,525,711,962
$ – $ –
Deutsche Bank AG .... 0.07 10/30/20 11/02/20 1,150,000 1,150,000 1,150,006,708
U.S. Treasury
Obligations, 0.38% to
3.13%, due 12/31/20 to
11/15/28 .......... 1,111,460,300 1,173,000,010
$ – $ –
Deutsche Bank
Securities, Inc. .... 0.09 10/30/20 11/02/20 50,000 50,000 50,000,375
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 4.01%, due
11/05/20 to 01/16/54 .. 50,966,987 51,004,207
$ – $ –
Fixed Income Clearing
Corporation ...... 0.08 10/30/20 11/02/20 2,000,000 2,000,000 2,000,013,333
U.S. Treasury
Obligations, 0.08%, due
11/02/20 .......... 1,445,166,800 2,040,000,029
0.08 10/30/20 11/02/20 2,000,000 2,000,000 2,000,013,333
U.S. Treasury
Obligations, 0.13% to
2.75%, due 07/15/22 to
08/15/47 .......... 1,837,367,800 2,040,000,077
0.09 10/30/20 11/02/20 344,011 344,011 344,013,609
U.S. Treasury Obligation,
1.50%, due 09/15/22 . 341,500,000 350,893,830
0.09 10/30/20 11/02/20 161,373 161,373 161,373,759
U.S. Treasury Obligation,
0.13%, due 07/31/22 . 164,600,000 164,601,210
0.09 10/30/20 11/02/20 125,554 125,554 125,555,353
U.S. Treasury Obligation,
2.38%, due 04/30/26 . 114,600,000 128,066,442
0.09 10/30/20 11/02/20 88,426 88,426 88,427,134
U.S. Treasury Obligation,
2.63%, due 06/30/23 . 84,000,000 90,195,663
0.09 10/30/20 11/02/20 348,154 348,154 348,156,436
U.S. Treasury Obligation,
2.38%, due 03/15/22 . 343,523,000 355,119,512
0.09 10/30/20 11/02/20 311,185 311,185 311,186,996
U.S. Treasury Obligation,
1.50%, due 11/30/24 . 300,861,000 317,410,689
0.09 10/30/20 11/02/20 192,156 192,156 192,157,112
U.S. Treasury Obligation,
4.50%, due 08/15/39 . 125,741,000 196,000,225
0.09 10/30/20 11/02/20 50,782 50,783 50,782,856
U.S. Treasury Obligation,
2.75%, due 08/31/25 . 46,300,000 51,798,506

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.09% 10/30/20 11/02/20 $ 196,446 $ 196,446 $ 196,447,552
U.S. Treasury Obligation,
2.88%, due 10/31/23 . $ 183,200,000 $ 200,376,473
0.09 10/30/20 11/02/20 109,284 109,284 109,284,642
U.S. Treasury Obligation,
1.13%, due 05/15/40 . 115,363,000 111,470,318
0.09 10/30/20 11/02/20 54,999 54,999 54,999,310
U.S. Treasury Obligation,
2.13%, due 07/31/24 . 52,185,000 56,099,288
0.09 10/30/20 11/02/20 162,316 162,316 162,317,394
U.S. Treasury Obligation,
2.63%, due 03/31/25 . 150,000,000 165,563,717
0.09 10/30/20 11/02/20 227,460 227,460 227,462,123
U.S. Treasury Obligation,
0.13%, due 10/15/23 . 232,300,000 232,011,331
0.09 10/30/20 11/02/20 19,261 19,261 19,261,174
U.S. Treasury Obligation,
1.50%, due 10/31/24 . 18,600,000 19,646,394
0.09 10/30/20 11/02/20 37,980 37,980 37,980,432
U.S. Treasury Obligation,
2.88%, due 05/15/28 . 32,900,000 38,740,035
0.09 10/30/20 11/02/20 564,541 564,541 564,545,225
U.S. Treasury Obligation,
4.63%, due 02/15/40 . 362,728,700 575,836,045
0.09 10/30/20 11/02/20 265,931 265,931 265,933,367
U.S. Treasury Obligation,
2.63%, due 12/31/23 . 250,000,000 271,251,995
0.09 10/30/20 11/02/20 91,007 91,007 91,007,888
U.S. Treasury Obligation,
0.13%, due 07/15/30 . 83,160,000 92,828,033
0.09 10/30/20 11/02/20 76,900 76,900 76,900,332
U.S. Treasury Obligation,
2.25%, due 11/15/27 . 69,800,000 78,438,327
0.09 10/30/20 11/02/20 45,240 45,240 45,240,535
U.S. Treasury Obligation,
1.38%, due 01/31/25 . 44,000,000 46,145,339
0.09 10/30/20 11/02/20 347,040 347,040 347,043,044
U.S. Treasury Obligation,
4.25%, due 05/15/39 . 232,500,000 353,983,853
0.09 10/30/20 11/02/20 147,081 147,081 147,081,636
U.S. Treasury Obligation,
1.13%, due 01/15/21 . 125,673,000 150,023,247
0.09 10/30/20 11/02/20 32,873 32,873 32,872,918
U.S. Treasury Obligation,
2.00%, due 05/31/24 . 31,300,000 33,530,372
$ – $ –
$ 8,000,001 $ 8,160,030,950
$ – $ –
Goldman Sachs & Co.
LLC ............ 0.07 10/30/20 11/02/20 171,000 171,000 171,000,997
U.S. Treasury
Obligations, 0.00% to
2.13%, due 01/26/21 to
08/15/49 .......... 167,616,762 174,420,000
0.09 10/30/20 11/02/20 10,000 10,000 10,000,075
U.S. Treasury Obligation,
0.13%, due 10/15/24 . 9,540,200 10,200,021
0.12 10/30/20 11/02/20 215,100 215,100 215,102,151
U.S. Treasury Obligation,
2.50%, due 02/15/46 . 181,909,900 219,402,084
0.36
(b)
10/31/20 12/07/20 1,114,500 1,114,500 1,114,912,365
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 1009.00%, due
11/27/20 to 01/16/52 .. 1,771,763,764 1,141,649,483
$ – $ –
$ 1,510,600 $ 1,545,671,588
$ – $ –
HSBC Securities USA,
Inc. ............ 0.07
(c)
10/31/20 11/02/20 110,000 110,000 110,000,428
U.S. Treasury
Obligations, 0.00% to
1.88%, due 11/15/24 to
08/15/47 .......... 158,306,300 112,200,000
0.07 10/30/20 11/02/20 75,000 75,000 75,000,437
U.S. Treasury
Obligations, 0.16% to
2.75%, due 12/31/20 to
02/15/45 .......... 72,406,700 76,500,089
0.08
(b)
10/31/20 11/09/20 1,111,915 1,111,915 1,111,937,238
U.S. Treasury
Obligations, 0.13% to
3.50%, due 01/15/21 to
11/15/47 .......... 1,070,524,600 1,134,153,319
0.08
(b)
10/31/20 11/09/20 1,028,000 1,028,000 1,028,020,560
U.S. Treasury
Obligations, 0.13% to
3.13%, due 01/31/21 to
02/15/42 .......... 995,176,900 1,048,560,036

2020
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.09%
(c)
10/31/20 11/02/20 $ 286,000 $ 286,000 $ 286,001,430
U.S. Government
Sponsored Agency
Obligations, 3.00% to
5.00%, due 07/20/47 to
09/20/50 .......... $ 612,299,290 $ 291,720,000
0.10
(b)
10/31/20 11/09/20 350,000 350,000 350,008,750
U.S. Government
Sponsored Agency
Obligations, 2.50% to
5.00%, due 04/20/41 to
10/20/50 .......... 500,947,352 357,000,000
$ – $ –
$ 2,960,915 $ 3,020,133,444
$ – $ –
ING Financial Markets
LLC ............ 0.07 10/30/20 11/02/20 100,000 100,000 100,000,583
U.S. Treasury
Obligations, 0.00% to
3.00%, due 11/03/20 to
02/15/42 .......... 95,836,500 102,000,002
0.08 10/29/20 11/05/20 200,000 200,000 200,003,111
U.S. Treasury
Obligations, 0.00% to
2.88%, due 11/24/20 to
08/15/28 .......... 190,920,500 204,000,000
0.09 10/30/20 11/02/20 150,000 150,000 150,001,125
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
2.00% to 4.50%, due
06/30/23 to 08/01/59 . 206,380,567 154,497,271
$ – $ –
$ 450,000 $ 460,497,273
$ – $ –
JP Morgan Securities
LLC ............ 0.07 10/30/20 11/02/20 1,600,000 1,600,000 1,600,009,333
U.S. Treasury
Obligations, 0.00% to
2.00%, due 11/10/20 to
05/31/24 .......... 1,565,366,000 1,632,000,065
0.07 10/30/20 11/02/20 544,500 544,500 544,503,176
U.S. Treasury
Obligations, 0.00% to
7.88%, due 12/24/20 to
04/15/23 .......... 550,840,600 555,390,028
0.09 10/30/20 11/02/20 142,000 142,000 142,001,065
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.50%, due 10/20/30 to
10/20/50 .......... 188,173,841 144,840,000
0.14
(b)
10/31/20 11/09/20 442,000 442,000 442,015,498
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.00%, due 06/25/28 to
07/16/62 .......... 4,952,783,390 464,100,000
0.16
(c)
10/31/20 11/02/20 350,000 350,000 350,003,111
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.35%, due 06/25/22 to
12/16/62 .......... 2,820,079,409 367,500,000
0.24
(b)
10/31/20 12/07/20 334,500 334,500 334,582,596
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.60%, due 1/25/26 to
12/16/61 .......... 4,270,949,057 351,225,000
$ – $ –
$ 3,413,000 $ 3,515,055,093
$ – $ –
Mizuho Securities USA
LLC ............ 0.09 10/30/20 11/02/20 428,000 428,000 428,003,210
U.S. Government
Sponsored Agency
Obligations, 1.00% to
3.50%, due 10/01/35 to
11/25/50 .......... 449,383,312 445,859,031

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.28%
(b)
10/31/20 12/07/20 $ 1,000,000 $ 1,000,000 $ 1,000,285,466
U.S. Government
Sponsored Agency
Obligations, 0.00% to
25.80%, due 07/25/24 to
04/25/59 .......... $ 9,914,381,140 $ 1,039,664,280
$ – $ –
$ 1,428,000 $ 1,485,523,311
$ – $ –
Morgan Stanley & Co.
LLC ............ 0.09 10/30/20 11/02/20 2,000,000 2,000,000 2,000,015,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 9.00%, due
11/04/20 to 11/01/50 .. 2,231,629,863 2,052,152,228
$ – $ –
MUFG Securities
Americas, Inc. ..... 0.07 10/30/20 11/02/20 500,000 500,000 500,002,917
U.S. Treasury
Obligations, 0.00% to
3.63%, due 11/15/20 to
02/15/50 .......... 499,561,815 510,000,000
0.09 10/30/20 11/02/20 700,000 700,000 700,005,250
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 05/20/24 to
08/20/70 .......... 4,195,065,314 719,267,885
0.10
(b)
10/05/20 11/05/20 500,000 500,000 500,043,056
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 12/20/26 to
10/20/50 .......... 660,095,095 510,000,000
0.12 11/02/20 12/07/20 500,000 500,000 500,058,333
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 12/20/26 to
10/20/50 .......... 660,095,095 510,000,000
$ – $ –
$ 2,200,000 $ 2,249,267,885
$ – $ –
Natixis SA .......... 0.07 10/30/20 11/02/20 554,000 554,000 554,003,232
U.S. Treasury
Obligations, 0.13% to
6.38%, due 10/31/21 to
08/15/50 .......... 454,759,400 565,080,030
0.09 10/30/20 11/02/20 676,000 676,000 676,005,070
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.25%, due
05/20/21 to 09/01/50 . 772,693,871 696,188,724
0.09
(c)
10/31/20 11/02/20 1,000 1,000 1,000,005
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.13% to 4.00%, due
07/31/22 to 07/20/50 . 953,661 1,020,062
$ – $ –
$ 1,231,000 $ 1,262,288,816
$ – $ –
Nomura Securities
International, Inc. ... 0.07 10/30/20 11/02/20 1,650,000 1,650,000 1,650,009,625
U.S. Treasury
Obligations, 0.00% to
8.13%, due 11/15/20 to
08/15/50 .......... 1,738,594,277 1,683,000,016
0.09 10/30/20 11/02/20 80,000 80,000 80,000,600
U.S. Government
Sponsored Agency
Obligations, 2.32% to
5.00%, due 04/15/41 to
01/20/70 .......... 82,088,228 81,600,001
$ – $ –
$ 1,730,000 $ 1,764,600,017
$ – $ –

2020
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Prudential Insurance Co.
of America ....... 0.10% 10/30/20 11/02/20 $ 65,313 $ 65,312 $ 65,313,044
U.S. Treasury Obligation,
3.00%, due 02/15/49 . $ 50,000,000 $ 66,619,544
0.10 10/30/20 11/02/20 49,200 49,200 49,200,410
U.S. Treasury Obligation,
0.00%, due 11/15/34 . 60,000,000 50,184,410
0.10 10/30/20 11/02/20 84,420 84,420 84,420,704
U.S. Treasury Obligation,
2.88%, due 08/15/45 . 67,000,000 86,109,104
0.10 10/30/20 11/02/20 36,813 36,813 36,812,807
U.S. Treasury Obligation,
0.00%, due 02/15/40 . 50,000,000 37,548,807
0.10 10/30/20 11/02/20 26,625 26,625 26,625,222
U.S. Treasury Obligation,
0.00%, due 11/15/30 . 30,000,000 27,157,722
0.10 10/30/20 11/02/20 166,088 166,088 166,088,884
U.S. Treasury Obligation,
0.00%, due 05/15/39 . 215,000,000 169,410,634
0.10 10/30/20 11/02/20 48,750 48,750 48,750,406
U.S. Treasury Obligation,
0.00%, due 05/15/35 . 60,000,000 49,725,406
0.10 10/30/20 11/02/20 29,575 29,575 29,575,246
U.S. Treasury Obligation,
0.00%, due 05/15/33 . 35,000,000 30,166,746
0.10 10/30/20 11/02/20 233,750 233,750 233,751,948
U.S. Treasury Obligation,
2.38%, due 11/15/49 . 200,000,000 238,427,948
0.10 10/30/20 11/02/20 63,125 63,125 63,125,526
U.S. Treasury Obligation,
0.00%, due 08/15/47 . 100,000,000 64,388,526
0.10 10/30/20 11/02/20 30,875 30,875 30,875,257
U.S. Treasury Obligation,
2.75%, due 11/15/42 . 25,000,000 31,492,757
0.10 10/30/20 11/02/20 26,393 26,393 26,392,720
U.S. Treasury Obligation,
0.00%, due 08/15/37 . 34,000,000 26,920,400
0.10 10/30/20 11/02/20 31,313 31,312 31,312,761
U.S. Treasury Obligation,
0.00%, due 02/15/47 . 50,000,000 31,938,761
0.10 10/30/20 11/02/20 7,525 7,525 7,525,063
U.S. Treasury Obligation,
0.00%, due 02/15/39 . 10,000,000 7,675,563
0.10 10/30/20 11/02/20 37,875 37,875 37,875,316
U.S. Treasury Obligation,
0.00%, due 02/15/40 . 50,000,000 38,632,816
0.10 10/30/20 11/02/20 51,700 51,700 51,700,431
U.S. Treasury Obligation,
3.00%, due 05/15/45 . 40,000,000 52,734,431
0.10 10/30/20 11/02/20 45,375 45,375 45,375,378
U.S. Treasury Obligation,
0.00%, due 08/15/29 . 50,000,000 46,282,878
0.10 10/30/20 11/02/20 28,263 28,262 28,262,736
U.S. Treasury Obligation,
0.00%, due 08/15/35 . 35,000,000 28,827,986
$ – $ –
$ 1,062,975 $ 1,084,244,439
$ – $ –
Societe Generale SA .. 0.07 10/30/20 11/02/20 1,500,000 1,500,000 1,500,008,750
U.S. Treasury
Obligations, 0.00% to
8.00%, due 11/02/20 to
02/15/50 .......... 1,477,294,311 1,530,000,072
0.08 10/27/20 11/03/20 450,000 450,000 450,007,000
U.S. Treasury
Obligations, 0.00% to
6.13%, due 11/15/20 to
02/15/49 .......... 463,552,266 459,000,000
0.09 10/30/20 11/02/20 1,500,000 1,500,000 1,500,011,250
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.00%, due
11/02/20 to 04/15/60 .. 2,145,351,184 1,530,402,878
$ – $ –
$ 3,450,000 $ 3,519,402,950
$ – $ –
TD Securities USA LLC . 0.07 10/30/20 11/02/20 100,000 100,000 100,000,583
U.S. Treasury
Obligations, 0.13% to
1.50%, due 08/15/23 to
02/15/30 .......... 99,131,900 102,000,052

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.09% 10/30/20 11/02/20 $ 240,000 $ 240,000 $ 240,001,800
U.S. Government
Sponsored Agency
Obligations, 3.00% to
4.50%, due 03/20/41 to
07/20/50 .......... $ 746,504,201 $ 244,800,000
$ – $ –
$ 340,000 $ 346,800,052
$ – $ –
Wells Fargo Securities
LLC ............ 0.07
(a)
10/30/20 11/02/20 325,000 325,000 325,001,896
U.S. Treasury
Obligations, 0.00% to
3.00%, due 12/17/20 to
08/15/48 .......... 306,991,503 331,500,026
0.07 10/30/20 11/02/20 17,000 17,000 17,000,099
U.S. Treasury Obligation,
3.00%, due 08/15/48 . 13,051,600 17,340,038
0.09
(c)
10/31/20 11/02/20 450,000 450,000 450,002,250
U.S. Government
Sponsored Agency
Obligations, 2.00% to
5.50%, due 09/01/22 to
11/01/50 .......... 580,792,309 463,500,000
0.09 10/30/20 11/02/20 24,000 24,000 24,000,180
U.S. Government
Sponsored Agency
Obligations, 3.00% to
4.50%, due 08/20/34 to
07/20/50 .......... 24,354,142 24,480,000
$ – $ –
$ 816,000 $ 836,820,064
$ – $ –
$ 47,773,602 $ 48,924,821,743
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 157,376,429,604 $ — $ 157,376,429,604

2020
BlackRock Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
Certificates of Deposit — 19.3%
Domestic — 0.9%
(a)
Bank of America NA:
(LIBOR USD 3 Month + 0.15%),
0.38%, 07/06/21 ............... USD 32,500 $ 32,510,995
(LIBOR USD 3 Month + 0.05%),
0.28%, 10/01/21 ............... 14,000 13,999,999
Wells Fargo Bank NA, (LIBOR USD 3 Month +
0.11%), 0.39%, 02/16/21 ............ 56,500 56,514,538
103,025,532
Euro — 1.5%
(b)
Banque Federative du Credit Mutuel SA,
1.79%, 12/18/20 ................. 37,000 36,995,670
Credit Industriel et Commercial SA:
0.65%, 11/13/20 ................. 24,000 23,999,365
1.90%, 01/08/21 ................. 45,000 44,990,640
1.72%, 02/12/21 ................. 55,000 54,976,589
160,962,264
Yankee — 16.9%
(c)
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.14%),
0.41%, 11/18/20 ............... 30,000 30,002,248
(LIBOR USD 3 Month + 0.04%),
0.32%, 09/17/21 ............... 75,000 75,006,555
(LIBOR USD 3 Month + 0.04%),
0.29%, 10/06/21 ............... 50,000 50,004,626
BNP Paribas SA, New York, (LIBOR USD 3
Month + 0.06%), 0.31%, 02/05/21
(a)
.... 30,000 30,006,897
Canadian Imperial Bank of Commerce, New
York:
0.60%, 05/04/21 ................. 50,000 50,104,888
(LIBOR USD 3 Month + 0.14%),
0.35%, 07/23/21
(a)
.............. 50,000 50,046,893
(LIBOR USD 3 Month + 0.16%),
0.41%, 08/06/21
(a)
.............. 29,000 29,030,752
(LIBOR USD 3 Month + 0.05%),
0.30%, 09/13/21
(a)
.............. 49,000 49,008,429
(LIBOR USD 3 Month + 0.04%),
0.27%, 10/04/21
(a)
.............. 60,000 59,999,995
Credit Industriel et Commercial SA, New York
(a)
:
(LIBOR USD 3 Month + 0.07%),
0.32%, 02/01/21 ............... 40,000 40,009,995
(LIBOR USD 3 Month + 0.09%),
0.31%, 04/20/21 ............... 29,500 29,512,380
Credit Suisse AG, New York:
0.50%, 04/01/21 ................. 50,000 50,061,263
(SOFR + 0.30%), 0.39%, 11/16/21
(a)
.... 20,000 20,000,628
DNB Bank ASA, New York, (LIBOR USD 3
Month + 0.20%), 0.45%, 05/05/21
(a)
.... 30,000 30,027,275
Kookmin Bank, New York, (LIBOR USD 1
Month + 0.38%), 0.52%, 02/05/21
(a)
.... 13,000 13,006,868
Mizuho Bank Ltd., New York
(a)
:
(LIBOR USD 3 Month + 0.09%),
0.32%, 01/04/21 ............... 50,000 50,009,465
(LIBOR USD 3 Month + 0.08%),
0.30%, 01/14/21 ............... 80,000 80,015,989
MUFG Bank Ltd., New York, 0.29%, 01/28/21 50,000 50,018,730
Nordea Bank Abp , New York:
1.71%, 01/28/21 ................. 53,000 53,206,362
(LIBOR USD 3 Month + 0.10%),
0.34%, 06/09/21
(a)
.............. 51,000 51,033,628
Royal Bank of Canada, New York:
1.30%, 01/07/21 ................. 40,000 40,091,384
0.65%, 05/03/21 ................. 25,000 25,058,444
Security
Par (000)
Par (000) Value
Yankee (continued)
0.43%, 07/26/21 ................. USD 35,000 $ 35,092,926
Skandinaviska Enskilda Banken AB, New
York, (LIBOR USD 3 Month + 0.11%),
0.34%, 01/04/21
(a)
................ 35,000 35,006,625
Sumitomo Mitsui Banking Corp., New York:
(LIBOR USD 3 Month + 0.10%),
0.32%, 12/23/20
(a)
.............. 55,000 55,009,923
(LIBOR USD 3 Month + 0.08%),
0.31%, 01/04/21
(a)
.............. 45,000 45,007,744
0.30%, 01/28/21 ................. 65,316 65,335,563
Sumitomo Mitsui Trust Bank Ltd., New York
(a)
:
(LIBOR USD 3 Month + 0.11%),
0.34%, 12/22/20 ............... 60,000 60,011,425
(LIBOR USD 3 Month + 0.09%),
0.32%, 01/04/21 - 02/01 /21 ........ 86,500 86,517,542
Svenska Handelsbanken AB, New York
(a)
:
(LIBOR USD 1 Month + 0.25%),
0.39%, 01/04/21 ............... 71,000 71,029,957
(LIBOR USD 3 Month + 0.11%),
0.35%, 06/16/21 ............... 35,000 35,023,824
SwedBank , Inc., New York, 0.25%, 07/26/21 30,000 30,004,474
Toronto-Dominion Bank, New York:
0.50%, 05/13/21 ................. 40,000 40,062,220
(LIBOR USD 3 Month + 0.14%),
0.36%, 07/19/21
(a)
.............. 35,000 35,034,943
0.43%, 07/28/21 ................. 50,000 50,078,346
0.40%, 08/16/21 ................. 35,000 35,048,812
(LIBOR USD 3 Month + 0.10%),
0.38%, 08/24/21
(a)
.............. 91,000 91,066,116
UBS AG, Stamford, 1.38%, 04/16/21 ...... 37,000 37,197,705
Westpac Banking Corp., New York, (US Federal
Funds Effective Rate (continuous series) +
0.40%), 0.49%, 11/02/20
(a)
........... 33,000 33,000,000
1,794,791,839
Total Certificates of Deposit — 19.3%
(Cost: $2,056,787,733) ........................... 2,058,779,635
Commercial Paper — 24.4%
Alpine Securitization Ltd., 0.26%, 12/04/20
(d)
25,000 24,997,508
Bank of Nova Scotia (The), (LIBOR USD 3
Month + 0.03%), 0.28%, 08/10/21
(a)
.... 50,000 50,003,842
Banque et Caisse d Epargne de l Etat , 0.09%,
12/01/20
(b)
..................... 46,000 45,996,279
Bedford Row Funding Corp.:
0.10%, 11/05/20
(b)
................ 50,000 49,999,167
0.18%, 04/26/21
(b)
................ 50,000 49,955,747
(LIBOR USD 3 Month + 0.05%), 0.32%,
08/12/21
(a)
................... 40,000 40,003,095
Bennington Stark Capital Co. LLC, 0.12%,
11/05/20
(b)(d)
.................... 59,000 58,998,820
BNG Bank NV
(b)
:
0.11%, 11/06/20 ................. 125,000 124,997,326
0.14%, 11/30/20 ................. 87,000 86,989,437
BNP Paribas SA, 0.10%, 12/11/20
(b)
...... 80,000 79,991,040
BPCE SA, 0.26%, 05/13/21
(b)
........... 39,000 38,946,131
Canada, 0.07%, 11/03/20
(b)
............ 80,000 79,999,378
CDP Financial, Inc., 0.07%, 11/03/20
(b)(d)
... 25,000 24,999,805
Chariot Funding LLC, 0.10%, 11/12/20
(b)
... 56,000 55,998,038
Citigroup Global Markets, Inc., 0.20%,
06/04/21
(b)
..................... 57,000 56,933,001
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.09%), 0.35%, 05/28/21
(a)
... 23,000 23,010,419
CPPIB Capital, Inc., (SOFR + 0.32%), 0.41%,
12/10/20
(a)(d)
.................... 23,250 23,254,297

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Crown Point Capital Co. LLC
(b)(d)
:
0.20%, 02/01/21 ................. USD 70,000 $ 69,963,262
0.22%, 04/01/21 ................. 30,000 29,971,822
DNB Bank ASA, (LIBOR USD 3 Month +
0.10%), 0.33%, 06/25/21
(a)
.......... 55,000 55,024,994
Glencove Funding DAC, (LIBOR USD 1 Week
+ 0.12%), 0.22%, 11/06/20
(a)
......... 43,000 43,000,000
HSBC Bank plc
(a)
:
(LIBOR USD 1 Month + 0.29%), 0.44%,
12/30/20 .................... 40,000 40,018,504
(LIBOR USD 3 Month + 0.19%), 0.44%,
08/11/21 .................... 40,000 40,034,169
(LIBOR USD 3 Month + 0.14%), 0.39%,
08/31/21 .................... 30,000 30,009,881
Mitsubishi UFJ Trust & Banking Corp., 0.19%,
02/22/21
(b)
..................... 24,000 23,986,047
National Australia Bank Ltd.
(a)
:
(LIBOR USD 1 Month + 0.11%), 0.26%,
04/29/21 .................... 38,500 38,505,992
(LIBOR USD 3 Month + 0.12%), 0.35%,
06/24/21 .................... 14,000 14,010,008
NRW Bank
(b)
:
0.09%, 11/05/20 ................. 100,000 99,998,450
0.19%, 03/03/21 ................. 45,000 44,970,860
Ontario Teachers' Finance Trust, 0.13%,
07/06/21
(b)(d)
.................... 50,000 49,955,041
Oversea-Chinese Banking Corp. Ltd., (LIBOR
USD 3 Month + 0.04%), 0.26%, 04/28/21
(a)
35,800 35,805,246
Province of British Columbia Canada, 0.14%,
02/05/21
(b)
..................... 27,000 26,990,151
PSP Capital, Inc., 0.12%, 02/01/21
(b)(d)
..... 32,580 32,569,621
Ridgefield Funding Co. LLC, 0.20%, 02/01/21
(b)
(d)
........................... 59,500 59,468,773
Societe Generale SA:
0.10%, 11/03/20
(b)
................ 100,000 99,998,889
0.10%, 11/04/20
(b)
................ 200,000 199,996,945
(LIBOR USD 3 Month + 0.10%), 0.33%,
03/19/21
(a)
................... 48,000 47,996,373
Svenska Handelsbanken AB, (LIBOR USD 3
Month + 0.02%), 0.27%, 09/02/21
(a)
.... 41,000 40,999,998
Thunder Bay Funding LLC, 0.14%, 01/25/21
(b)
32,000 31,989,405
Toronto-Dominion Bank (The), 0.09%,
11/06/20
(b)
..................... 140,000 139,997,550
UBS AG:
0.19%, 01/25/21
(b)
................ 60,200 60,172,649
(LIBOR USD 3 Month + 0.18%), 0.40%,
06/23/21
(a)
................... 40,000 40,021,912
(LIBOR USD 3 Month + 0.17%), 0.40%,
07/09/21
(a)
................... 50,000 50,024,976
(LIBOR USD 3 Month + 0.12%), 0.36%,
10/14/21
(a)
................... 50,000 49,999,997
Westpac Banking Corp.
(a)
:
(LIBOR USD 3 Month + 0.15%), 0.40%,
11/25/20 .................... 50,000 50,005,496
(LIBOR USD 3 Month + 0.09%), 0.35%,
05/28/21 .................... 30,000 30,013,591
(LIBOR USD 3 Month + 0.12%), 0.35%,
07/02/21 .................... 49,000 49,036,042
Westpac Securities NZ Ltd., (LIBOR USD 3
Month + 0.07%), 0.29%, 01/22/21
(a)
.... 54,000 54,010,793
Total Commercial Paper — 24.4%
(Cost: $2,592,827,035) ........................... 2,593,620,767
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 0.3%
Insurance — 0.3%
Metropolitan Life Global Funding I, (LIBOR
USD 3 Month + 0.23%), 0.46%, 01/08/21
(a)(d)
USD 35,000 $ 35,015,179
Total Corporate Bonds — 0.3%
(Cost: $35,010,411) .............................. 35,015,179
Municipal Bonds — 1.2%
Arizona — 0.1%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9028, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 12/04/20
(d)(e)(f)
.............. 8,290 8,290,000
Other — 0.8%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 12/04/20 ................. 14,790 14,790,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/02/20 ................. 16,000 16,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.33%, 11/06/20 31,095 31,095,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-013, RB, VRDN
(Barclays Bank plc LOC), 0.20%, 11/06/20 10,000 10,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.50%, 12/04/20 17,000 17,000,000
88,885,000
Texas — 0.3%
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, RB, VRDN (Mizuho Capital Markets
LLC LOC), 0.33%, 11/06/20
(d)(e)(f)
....... 27,935 27,935,000
Total Municipal Bonds — 1.2%
(Cost: $125,110,000) ............................. 125,110,000
Time Deposits — 30.0%
ABN AMRO Bank NV:
0.09%, 11/02/20 ................. 150,000 150,000,000
0.11%, 11/04/20 ................. 250,000 250,000,000
Banque Nationale du Canada, 0.11%, 11/04/20 250,000 250,000,000
Barclays Bank plc, 0.09%, 11/02/20 ...... 250,000 250,000,000
Credit Agricole Corporate and Investment Bank
SA:
0.08%, 11/02/20 ................. 258,365 258,365,000
0.15%, 11/04/20 ................. 130,000 130,000,000
KBC Bank NV, 0.08%, 11/02/20 ......... 450,000 450,000,000
Landesbank Hessen- Thuringen Girozentrale :
0.10%, 11/02/20 ................. 108,000 108,000,000
0.14%, 11/02/20 ................. 65,000 65,000,000
0.14%, 11/03/20 ................. 64,000 64,000,000
0.14%, 11/04/20 ................. 65,000 65,000,000

2020
BlackRock Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Time Deposits (continued)
0.14%, 11/05/20 ................. USD 64,000 $ 64,000,000
Mizuho Bank Ltd., 0.08%, 11/02/20 ....... 209,000 209,000,000
Royal Bank of Canada, 0.08%, 11/02/20 ... 250,000 250,000,000
Skandinaviska Enskilda Banken AB,
0.08%, 11/02/20 ................. 330,000 330,000,000
Svenska Handelsbanken AB, 0.08%, 11/02/20 300,000 300,000,000
Total Time Deposits — 30.0%
(Cost: $3,193,365,000) ........................... 3,193,365,000
U.S. Government Sponsored Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
0.14%, 11/06/20
(a)
............... 7,500 7,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $7,500,000) .............................. 7,500,000
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 11.1%
U.S. Treasury Bills
(b)
:
0.05%, 11/10/20 ................. USD 75,000 $ 74,998,958
0.08%, 11/27/20 ................. 50,000 49,997,135
0.08%, 12/01/20 ................. 98,000 97,993,487
0.09%, 12/10/20 ................. 152,000 151,985,560
0.08%, 01/12/21 ................. 74,000 73,987,595
0.09%, 01/28/21 ................. 385,731 385,642,544
0.10%, 03/02/21 ................. 74,000 73,975,334
0.09%, 03/09/21 ................. 53,000 52,982,425
0.09%, 03/25/21 ................. 100,000 99,962,264
0.10%, 04/06/21 ................. 120,000 119,948,666
Total U.S. Treasury Obligations — 11.1%
(Cost: $1,181,416,917) ........................... 1,181,473,968
Total Repurchase Agreements — 12.0%
(Cost: $1,277,500,000) ........................... 1,277,500,000
Total Investments — 98.4%
(Cost: $10,469,517,096 )
(g)
......................... 10,472,364,549
Other Assets Less Liabilities — 1.6% ................... 165,835,733
Net Assets — 100.0% .............................. $ 10,638,200,282
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. .... 0.48%
(a)
10/31/20 12/07/20 $ 23,000 $ 23,000 $ 23,011,347
Corporate/Debt
Obligations, 3.00% to
5.00%, due 08/25/27 to
04/20/55 .......... $ 20,765,002 $ 24,150,190
0.78
(a)
10/31/20 01/06/21 38,000 38,000 38,055,163
Corporate/Debt
Obligations, 3.80% to
6.88%, due 10/16/25 to
09/21/47 .......... 42,628,226 41,800,105
$ – $ –
$ 61,000 $ 65,950,295
$ – $ –
Barclays Bank plc .... 0.18
(b)
10/31/20 11/02/20 85,000 85,000 85,000,850
Corporate/Debt
Obligations, 2.45% to
4.88%, due 09/12/24 to
09/15/55 .......... 77,489,968 89,250,000
0.38
(b)
10/31/20 11/02/20 15,000 15,000 15,000,317
Corporate/Debt
Obligations, 2.80% to
6.88%, due 02/01/27 to
04/01/31 .......... 18,244,776 16,763,371
0.53
(a)
10/31/20 02/05/21 15,000 15,000 15,021,421
Corporate/Debt
Obligations, 4.75% to
6.20%, due 10/15/35 to
05/25/47 .......... 12,568,195 15,750,000

TempCash
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.58%
(a)
10/31/20 02/05/21 $ 13,000 $ 13,000 $ 13,020,316
U.S. Government
Sponsored Agency
Obligation, 0.63%, due
05/15/50 .......... $ 13,907,031 $ 13,910,000
$ – $ –
$ 128,000 $ 135,673,371
$ – $ –
Barclays Capital, Inc. .. 0.35
(a)
10/31/20 12/07/20 30,000 30,000 30,010,792
U.S. Treasury Obligation,
0.00%, due 02/15/36 . 36,314,000 30,600,028
0.58
(a)
10/31/20 02/05/21 13,000 13,000 13,020,316
Corporate/Debt
Obligation, 3.47%, due
11/11/50 .......... 12,327,643 13,910,000
$ – $ –
$ 43,000 $ 44,510,028
$ – $ –
BNP Paribas SA ..... 0.18
(b)
10/31/20 11/02/20 11,000 11,000 11,000,110
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 3.92% to
4.65%, due 02/26/24 to
04/15/32 .......... 12,108,140 11,793,201
$ – $ –
Citigroup Global Markets,
Inc. ............ 0.07
(c)
10/30/20 11/02/20 90,000 90,000 90,000,525
U.S. Treasury
Obligations, 0.13% to
6.50%, due 03/31/26 to
11/15/26 .......... 80,387,006 91,800,015
0.09 10/30/20 11/02/20 13,000 13,000 13,000,098
U.S. Treasury Obligation,
0.13%, due 04/15/21 . 12,096,000 13,260,061
0.13
(b)
10/31/20 11/02/20 12,000 12,000 12,000,087
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
3.13%, due 02/25/21 to
02/15/47 .......... 10,620,900 12,382,511
0.52
(a)
10/31/20 01/03/21 5,000 5,000 5,004,590
U.S. Government
Sponsored Agency
Obligations, 4.00% to
5.95%, due 12/01/45 to
04/20/46 .......... 54,327,710 5,350,203
$ – $ –
$ 120,000 $ 122,792,790
$ – $ –
Credit Suisse Securities
USA LLC ........ 0.77
(a)
10/31/20 02/05/21 75,000 75,000 75,154,745
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
12.00%, due 03/28/22 to
03/07/87 .......... 306,725,323 86,389,275
$ – $ –
HSBC Securities USA,
Inc. ............ 0.20
(b)
10/31/20 11/02/20 10,000 10,000 10,000,111
Corporate/Debt
Obligations, 1.71% to
7.13%, due 05/15/23 to
10/01/37 .......... 10,087,018 10,500,000
0.28
(b)
10/31/20 11/02/20 11,500 11,500 11,500,179
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 4.67% to
8.75%, due 12/01/21 to
06/15/49 .......... 9,811,861 12,124,031
$ – $ –
$ 21,500 $ 22,624,031
$ – $ –

2020
BlackRock Annual Report to Shareholders
TempCash

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
JP Morgan Securities
LLC ............ 0.07% 10/30/20 11/02/20 $ 93,000 $ 93,000 $ 93,000,543
U.S. Treasury
Obligations, 1.75% to
2.00%, due 02/28/21 to
05/15/23 .......... $ 90,581,900 $ 94,860,068
0.09 10/30/20 11/02/20 157,000 157,000 157,001,178
U.S. Government
Sponsored Agency
Obligations, 2.29% to
6.00%, due 04/20/26 to
06/15/63 .......... 384,017,802 160,140,000
0.20
(b)
10/31/20 11/02/20 8,000 8,000 8,000,089
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
4.00%, due 02/23/21 to
08/25/44 .......... 30,736,730 8,252,867
0.26
(b)
10/31/20 11/02/20 1,000 1,000 1,000,014
Corporate/Debt
Obligations, 0.50% to
3.50%, due 05/25/46 to
08/25/55 .......... 8,753,810 1,070,000
0.38
(a)
10/31/20 11/09/20 100,000 100,000 100,009,500
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.50% to
7.50%, due 02/15/21 to
10/15/50 .......... 102,051,261 105,859,588
0.43
(a)
10/31/20 11/09/20 50,000 50,000 50,005,375
Corporate/Debt
Obligations, 0.63% to
9.75%, due 06/01/23 to
05/25/59 .......... 162,353,738 53,697,988
0.57
(a)
10/31/20 01/31/21 30,000 30,000 30,043,374
Corporate/Debt
Obligations, 1.30% to
11.50%, due 06/01/25 to
12/17/59 .......... 56,678,867 32,547,353
$ – $ –
$ 439,000 $ 456,427,864
$ – $ –
Mizuho Securities USA
LLC ............ 0.70
(a)
10/31/20 12/07/20 50,000 50,000 50,035,856
U.S. Treasury
Obligations, 2.25% to
2.50%, due 02/28/26 to
08/15/27 .......... 45,700,300 51,000,074
$ – $ –
TD Securities USA LLC . 0.20
(b)
10/31/20 11/02/20 3,000 3,000 3,000,033
Corporate/Debt
Obligations, 1.70% to
2.85%, due 02/23/23 to
10/15/30 .......... 3,079,776 3,150,000
$ – $ –
Wells Fargo Securities
LLC ............ 0.07
(c)
10/30/20 11/02/20 25,000 25,000 25,000,146
U.S. Treasury
Obligations, 0.00% to
3.00%, due 12/17/20 to
08/15/48 .......... 23,614,724 25,499,998
0.09 10/30/20 11/02/20 125,000 125,000 125,000,937
U.S. Government
Sponsored Agency
Obligations, 2.00% to
5.00%, due 05/20/48 to
10/20/50 .......... 122,130,585 127,500,000
0.20
(b)
10/31/20 11/02/20 97,000 97,000 97,001,078
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.80% to
8.59%, due 11/15/21 to
05/15/48 .......... 122,670,713 103,790,001

TempCash
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.43% 08/24/20 11/13/20 $ 12,000 $ 12,000 $ 12,011,610
Corporate/Debt
Obligations, 0.94% to
5.16%, due 07/15/22 to
01/25/60 .......... $ 23,328,625 $ 12,840,001
0.43 08/24/20 11/13/20 12,000 12,000 12,011,610
Corporate/Debt
Obligations, 2.32% to
3.09%, due 04/20/26 to
08/20/29 .......... 12,740,898 12,840,000
0.45 08/19/20 11/19/20 40,000 40,000 40,046,000
U.S. Government
Sponsored Agency
Obligations, 0.00%, due
01/05/21 to 03/15/21 . 42,041,204 42,000,000
0.70 08/27/20 11/30/20 15,000 15,000 15,027,708
Corporate/Debt
Obligations, 6.25% to
7.50%, due 09/15/27 to
01/15/28 .......... 16,580,407 17,250,001
$ – $ –
$ 326,000 $ 341,720,001
$ – $ –
$ 1,277,500 $ 1,342,030,930
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Traded in a joint account.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 10,472,364,549 $ — $ 10,472,364,549

2020
BlackRock Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
Certificates of Deposit — 19.3%
Domestic — 1.0%
(a)
Bank of America NA:
(LIBOR USD 3 Month + 0.15%),
0.38%, 07/06/21 ............... USD 40,000 $ 40,013,533
(LIBOR USD 3 Month + 0.05%),
0.28%, 10/01/21 ............... 14,000 13,999,999
Wells Fargo Bank NA, (LIBOR USD 3 Month +
0.11%), 0.37%, 02/22/21 ............ 59,000 59,016,359
113,029,891
Euro — 1.8%
Banque Federative du Credit Mutuel SA,
1.79%, 12/18/20
(b)
................ 38,000 37,995,552
Credit Industriel et Commercial SA
(b)
:
0.65%, 11/13/20 ................. 25,000 24,999,339
1.90%, 01/08/21 ................. 50,000 49,989,600
1.72%, 02/12/21 ................. 55,000 54,976,589
Mitsubishi UFJ Trust & Banking Corp.,
0.33%, 11/02/20 ................. 45,500 45,500,872
213,461,952
Yankee — 16.5%
(c)
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.14%),
0.41%, 11/18/20 ............... 30,000 30,002,248
(LIBOR USD 3 Month + 0.05%),
0.30%, 08/06/21 ............... 62,500 62,514,201
(LIBOR USD 3 Month + 0.04%),
0.32%, 09/17/21 ............... 75,000 75,006,555
(LIBOR USD 3 Month + 0.04%),
0.29%, 10/06/21 ............... 50,000 50,004,626
BNP Paribas SA, New York, (LIBOR USD 3
Month + 0.06%), 0.31%, 02/05/21
(a)
.... 60,000 60,013,793
Canadian Imperial Bank of Commerce, New
York:
0.60%, 05/04/21 ................. 50,000 50,104,889
(LIBOR USD 3 Month + 0.14%),
0.35%, 07/23/21
(a)
.............. 51,000 51,047,830
(LIBOR USD 3 Month + 0.16%),
0.41%, 08/06/21
(a)
.............. 29,500 29,531,282
(LIBOR USD 3 Month + 0.05%),
0.30%, 09/13/21
(a)
.............. 48,000 48,008,257
(LIBOR USD 3 Month + 0.04%),
0.27%, 10/04/21
(a)
.............. 60,000 59,999,995
Credit Industriel et Commercial SA, New York
(a)
:
(LIBOR USD 3 Month + 0.07%),
0.32%, 02/01/21 ............... 60,000 60,014,993
(LIBOR USD 3 Month + 0.09%),
0.31%, 04/20/21 ............... 29,000 29,012,170
(LIBOR USD 3 Month + 0.09%),
0.30%, 04/21/21 ............... 66,000 66,027,861
Credit Suisse AG, New York:
0.50%, 04/01/21 ................. 50,000 50,061,263
(SOFR + 0.30%), 0.39%, 11/16/21
(a)
.... 20,000 20,000,628
DNB Bank ASA, New York, (LIBOR USD 3
Month + 0.20%), 0.45%, 05/05/21
(a)
.... 30,000 30,027,275
Kookmin Bank, New York, (LIBOR USD 1
Month + 0.38%), 0.52%, 02/05/21
(a)
.... 13,000 13,006,868
Mizuho Bank Ltd., New York
(a)
:
(LIBOR USD 3 Month + 0.09%),
0.32%, 01/04/21 ............... 50,000 50,009,465
(LIBOR USD 3 Month + 0.08%),
0.30%, 01/14/21 ............... 80,000 80,015,989
MUFG Bank Ltd., New York, 0.29%, 01/28/21 50,000 50,018,730
Security
Par (000)
Par (000) Value
Yankee (continued)
Nordea Bank Abp , New York:
0.90%, 01/20/21 ................. USD 54,200 $ 54,293,465
(LIBOR USD 3 Month + 0.10%),
0.34%, 06/09/21
(a)
.............. 50,000 50,032,968
Royal Bank of Canada, New York:
1.30%, 01/07/21 ................. 40,000 40,091,384
(LIBOR USD 3 Month + 0.45%),
0.66%, 04/23/21
(a)
.............. 30,000 30,065,499
0.65%, 05/03/21 ................. 25,000 25,058,445
0.43%, 07/26/21 ................. 35,000 35,092,926
Skandinaviska Enskilda Banken AB, New
York, (LIBOR USD 3 Month + 0.11%),
0.34%, 01/04/21
(a)
................ 20,000 20,003,786
Sumitomo Mitsui Banking Corp., New York
(a)
:
(LIBOR USD 3 Month + 0.10%),
0.32%, 12/23/20 ............... 55,500 55,510,013
(LIBOR USD 3 Month + 0.08%),
0.31%, 01/04/21 ............... 45,000 45,007,744
(SOFR + 0.28%), 0.37%, 01/22/21 ..... 40,000 40,014,730
Sumitomo Mitsui Trust Bank Ltd., New York:
(LIBOR USD 3 Month + 0.11%),
0.34%, 12/22/20
(a)
.............. 60,000 60,011,424
(LIBOR USD 3 Month + 0.09%),
0.32%, 01/04/21
(a)
.............. 30,000 30,005,679
0.20%, 02/08/21 ................. 28,500 28,500,719
Svenska Handelsbanken AB, New York
(a)
:
(LIBOR USD 1 Month + 0.25%),
0.39%, 01/04/21 ............... 32,000 32,013,502
(LIBOR USD 3 Month + 0.11%),
0.35%, 06/16/21 ............... 35,000 35,023,824
SwedBank , Inc., New York, 0.25%, 07/26/21 35,000 35,005,220
Toronto-Dominion Bank, New York:
0.50%, 05/13/21 ................. 55,000 55,085,553
(LIBOR USD 3 Month + 0.14%),
0.36%, 07/19/21
(a)
.............. 35,000 35,034,943
0.43%, 07/28/21 ................. 50,000 50,078,346
0.40%, 08/16/21 ................. 35,000 35,048,812
(LIBOR USD 3 Month + 0.10%),
0.38%, 08/24/21
(a)
.............. 36,000 36,026,156
UBS AG, Stamford, 1.38%, 04/16/21 ...... 35,000 35,187,018
Westpac Banking Corp., New York
(a)
:
(US Federal Funds Effective Rate
(continuous series) + 0.40%),
0.49%, 11/02/20 ............... 39,000 39,000,000
(LIBOR USD 3 Month + 0.15%),
0.39%, 12/09/20 ............... 50,000 50,008,993
1,915,630,067
Total Certificates of Deposit — 19.3%
(Cost: $2,240,175,270) ........................... 2,242,121,910
Commercial Paper — 23.5%
Alpine Securitization Ltd., 0.26%
,
12/04/20
(d)
25,000 24,997,508
Banque et Caisse d Epargne de l Etat , 0.09%
,
12/01/20
(b)
..................... 45,000 44,996,360
Bedford Row Funding Corp.:
0.10%
,
11/05/20
(b)
................ 50,000 49,999,167
0.18%
,
04/26/21
(b)
................ 65,000 64,942,471
(LIBOR USD 3 Month + 0.05%), 0.32%
,
08/12/21
(a)
................... 30,000 30,002,321
Bennington Stark Capital Co. LLC, 0.12%
,
11/05/20
(b)(d)
.................... 60,000 59,998,800
BNG Bank NV, 0.11%
,
11/06/20
(b)
........ 125,000 124,997,326
BPCE SA, 0.26%
,
05/13/21
(b)
........... 39,000 38,946,131

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Canada, 0.07%
,
11/03/20
(b)
............ USD 80,000 $ 79,999,378
CDP Financial, Inc., 0.07%
,
11/03/20
(b)(d)
... 24,000 23,999,813
Chariot Funding LLC
(b)
:
0.09%
,
11/16/20 ................. 48,000 47,998,005
0.15%
,
02/01/21 ................. 95,660 95,622,533
Citigroup Global Markets, Inc., 0.20%
,
06/04/21
(b)
..................... 58,000 57,931,826
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.09%), 0.35%
,
05/28/21
(a)
... 22,000 22,009,966
CPPIB Capital, Inc., (SOFR + 0.32%), 0.41%
,
12/10/20
(a)(d)
.................... 32,500 32,506,006
Crown Point Capital Co. LLC, 0.22%
,
04/01/21
(b)(d)
.................... 50,000 49,953,037
DNB Bank ASA, (LIBOR USD 3 Month +
0.10%), 0.33%
,
06/25/21
(a)
.......... 55,000 55,024,994
FMS Wertmanagement , 0.16%
,
03/04/21
(b)
. 90,000 89,950,625
Glencove Funding DAC, (LIBOR USD 1 Week
+ 0.12%), 0.22%
,
11/06/20
(a)
......... 50,000 50,000,000
HSBC Bank plc
(a)
:
(LIBOR USD 3 Month + 0.22%), 0.44%
,
07/20/21 .................... 53,500 53,557,653
(LIBOR USD 3 Month + 0.19%), 0.44%
,
08/11/21 .................... 40,000 40,034,169
(LIBOR USD 3 Month + 0.14%), 0.39%
,
08/31/21 .................... 30,000 30,009,881
Lloyds Bank plc, (LIBOR USD 3 Month +
0.14%), 0.35%
,
01/21/21
(a)
.......... 50,000 50,009,866
Matchpoint Finance plc, 0.16%
,
02/25/21
(b)
.. 50,000 49,973,942
Mitsubishi UFJ Trust & Banking Corp., 0.19%
,
02/22/21
(b)
..................... 24,000 23,986,047
National Australia Bank Ltd.
(a)
:
(LIBOR USD 3 Month + 0.12%), 0.36%
,
12/09/20 .................... 78,500 78,511,766
(LIBOR USD 1 Month + 0.11%), 0.26%
,
04/29/21 .................... 38,000 38,005,914
(LIBOR USD 3 Month + 0.12%), 0.35%
,
06/24/21 .................... 14,000 14,010,008
NRW Bank
(b)
:
0.09%
,
11/05/20 ................. 100,000 99,998,450
0.19%
,
03/03/21 ................. 45,000 44,970,860
Ontario Teachers' Finance Trust, 0.13%
,
07/06/21
(b)(d)
.................... 50,000 49,955,041
Province of British Columbia Canada, 0.14%
,
02/05/21
(b)
..................... 27,000 26,990,151
PSP Capital, Inc.
(b)(d)
:
0.08%
,
11/17/20 ................. 65,000 64,997,595
0.08%
,
11/23/20 ................. 25,000 24,998,633
0.12%
,
02/01/21 ................. 32,420 32,409,673
Ridgefield Funding Co. LLC
(b)(d)
:
0.11%
,
11/09/20 ................. 86,000 85,997,348
0.20%
,
02/01/21 ................. 59,500 59,468,773
Societe Generale SA:
0.10%
,
11/03/20
(b)
................ 100,000 99,998,889
0.10%
,
11/04/20
(b)
................ 200,000 199,996,667
(LIBOR USD 3 Month + 0.10%), 0.33%
,
03/19/21
(a)
................... 48,000 47,996,373
Svenska Handelsbanken AB, (LIBOR USD 3
Month + 0.02%), 0.27%
,
09/02/21
(a)
.... 42,650 42,649,998
Thunder Bay Funding LLC, 0.14%
,
01/25/21
(b)
32,100 32,089,372
Toronto-Dominion Bank (The), 0.09%
,
11/06/20
(b)
..................... 140,000 139,997,550
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
UBS AG:
0.19%
,
01/25/21
(b)
................ USD 74,000 $ 73,966,380
(LIBOR USD 3 Month + 0.18%), 0.40%
,
06/23/21
(a)
................... 40,000 40,021,912
(LIBOR USD 3 Month + 0.17%), 0.40%
,
07/09/21
(a)
................... 50,000 50,024,975
(LIBOR USD 3 Month + 0.12%), 0.36%
,
10/14/21
(a)
................... 50,000 49,999,997
Westpac Banking Corp.:
(LIBOR USD 3 Month + 0.12%), 0.35%
,
07/02/21
(a)
................... 50,000 50,036,778
Total Commercial Paper — 23.5%
(Cost: $2,737,764,162) ........................... 2,738,540,928
Corporate Bonds — 0.3%
Insurance — 0.3%
Metropolitan Life Global Funding I, (LIBOR
USD 3 Month + 0.23%), 0.46%, 01/08/21
(a)(d)
35,635 35,650,455
Total Corporate Bonds — 0.3%
(Cost: $35,645,600) .............................. 35,650,455
Municipal Bonds — 1.0%
Other — 0.7%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/02/20 ................. 19,000 19,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.33%, 11/06/20 31,095 31,095,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-012, RB, VRDN
(Barclays Bank plc LOC), 0.20%, 11/22/20 10,400 10,400,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.50%, 12/04/20 17,000 17,000,000
Taxable Series 2020-XF2908, Tender Option
Bond Trust Receipts/Certificates Various
States, RB, VRDN (Mizuho Capital Markets
LLC LOC), 0.33%, 11/02/20 .......... 4,790 4,790,000
82,285,000
Texas — 0.3%
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, RB, VRDN (Mizuho Capital Markets
LLC LOC), 0.33%, 11/06/20
(d)(e)(f)
....... 28,850 28,850,000
Total Municipal Bonds — 1.0%
(Cost: $111,135,000) ............................. 111,135,000
Time Deposits — 26.6%
ABN AMRO Bank NV:
0.09%, 11/02/20 ................. 200,000 200,000,000
0.11%, 11/04/20 ................. 250,000 250,000,000
Banque Nationale du Canada, 0.11%, 11/04/20 250,000 250,000,000
Barclays Bank plc, 0.09%, 11/02/20 ...... 130,000 130,000,000

2020
BlackRock Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Time Deposits (continued)
Credit Agricole Corporate and Investment Bank
SA:
0.08%, 11/02/20 ................. USD 219,826 $ 219,826,000
0.15%, 11/04/20 ................. 130,000 130,000,000
KBC Bank NV, 0.08%, 11/02/20 ......... 450,000 450,000,000
Landesbank Hessen- Thuringen Girozentrale :
0.10%, 11/02/20 ................. 118,000 118,000,000
0.14%, 11/02/20 ................. 70,000 70,000,000
0.14%, 11/03/20 ................. 68,000 68,000,000
0.14%, 11/04/20 ................. 70,000 70,000,000
0.14%, 11/05/20 ................. 69,000 69,000,000
Mizuho Bank Ltd., 0.08%, 11/02/20 ....... 199,000 199,000,000
Royal Bank of Canada, 0.08%, 11/02/20 ... 200,000 200,000,000
Skandinaviska Enskilda Banken AB,
0.08%, 11/02/20 ................. 320,000 320,000,000
Svenska Handelsbanken AB, 0.08%, 11/02/20 350,000 350,000,000
Total Time Deposits — 26.6%
(Cost: $3,093,826,000) ........................... 3,093,826,000
U.S. Government Sponsored Agency Obligations — 0.0%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
0.14%, 11/06/20
(a)
............... 5,500 5,500,000
Total U.S. Government Sponsored Agency Obligations — 0.0%
(Cost: $5,500,000) .............................. 5,500,000
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 11.4%
U.S. Treasury Bills
(b)
:
0.05%, 11/10/20 ................. USD 75,000 $ 74,998,958
0.08%, 11/27/20 ................. 55,000 54,996,849
0.08%, 12/01/20 ................. 101,000 100,993,288
0.09%, 12/10/20 ................. 150,000 149,985,750
0.08%, 01/12/21 ................. 78,000 77,986,924
0.09%, 01/28/21 ................. 403,302 403,208,910
0.10%, 03/02/21 ................. 78,000 77,974,000
0.09%, 03/09/21 ................. 55,127 55,108,719
0.09%, 03/25/21 ................. 204,000 203,923,019
0.10%, 04/06/21 ................. 130,000 129,944,389
Total U.S. Treasury Obligations — 11.4%
(Cost: $1,329,028,464) ........................... 1,329,120,806
Total Repurchase Agreements — 15.9%
(Cost: $1,845,000,000) ........................... 1,845,000,000
Total Investments — 98.0%
(Cost: $11,398,074,496 )
(g)
.......................... 11,400,895,099
Other Assets Less Liabilities — 2.0% ................... 230,140,270
Net Assets — 100.0% .............................. $ 11,631,035,369
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. .... 0.07%
(a)
10/30/20 11/02/20 $ 150,000 $ 150,000 $ 150,000,875
U.S. Treasury
Obligations, 0.00% to
2.63%, due 11/10/20 to
11/15/49 .......... $ 132,645,510 $ 153,000,002
0.48
(b)
10/31/20 12/07/20 48,000 48,000 48,023,680
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.40% to
8.75%, due 07/12/21 to
01/25/50 .......... 346,195,859 51,545,651
$ – $ –
$ 198,000 $ 204,545,653
$ – $ –

TempFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Barclays Bank plc .... 0.18%
(c)
10/31/20 11/02/20 $ 84,000 $ 84,000 $ 84,000,840
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.75% to
7.38%, due 01/15/27 to
09/15/55 .......... $ 82,753,061 $ 88,200,001
0.38
(c)
10/31/20 11/02/20 42,000 42,000 42,000,887
Corporate/Debt
Obligations, 5.13% to
6.88%, due 07/01/25 to
10/01/29 .......... 52,451,866 48,300,000
0.58
(b)
10/31/20 02/05/21 13,000 13,000 13,020,316
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.28% to
0.63%, due 07/25/37 to
05/15/50 .......... 16,526,953 13,941,875
$ – $ –
$ 139,000 $ 150,441,876
$ – $ –
Barclays Capital, Inc. .. 0.35
(b)
10/31/20 12/07/20 30,000 30,000 30,010,792
U.S. Treasury Obligation,
0.00%, due 02/15/36 . 36,314,000 30,600,028
0.58
(b)
10/31/20 02/05/21 13,000 13,000 13,020,316
Corporate/Debt
Obligations, 0.00% to
4.94%, due 07/15/21 to
11/11/50 .......... 131,485,149 14,156,951
$ – $ –
$ 43,000 $ 44,756,979
$ – $ –
BNP Paribas SA ..... 0.18
(c)
10/31/20 11/02/20 34,000 34,000 34,000,340
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
9.55%, due 12/01/22 to
09/26/50 .......... 32,536,137 35,699,998
$ – $ –
Citigroup Global Markets,
Inc. ............ 0.07
(a)
10/30/20 11/02/20 90,000 90,000 90,000,525
U.S. Treasury
Obligations, 0.13% to
6.50%, due 03/31/26 to
11/15/26 .......... 80,387,006 91,800,015
0.09 10/30/20 11/02/20 39,000 39,000 39,000,293
U.S. Government
Sponsored Agency
Obligations, 2.65% to
5.50%, due 09/20/33 to
09/25/50 .......... 40,381,946 41,730,001
0.13
(c)
10/31/20 11/02/20 86,000 86,000 86,000,621
U.S. Treasury
Obligations, 1.75% to
2.00%, due 11/30/22 to
12/31/26 .......... 81,721,600 87,720,063
0.52
(b)
10/31/20 01/03/21 5,000 5,000 5,004,590
U.S. Government
Sponsored Agency
Obligations, 5.75% to
5.95%, due 02/20/46 to
05/20/46 .......... 60,652,128 5,355,105
$ – $ –
$ 220,000 $ 226,605,184
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............ 0.07
(a)
10/30/20 11/02/20 145,000 145,000 145,000,846
U.S. Treasury
Obligations, 0.13% to
3.63%, due 09/15/21 to
02/15/48 .......... 135,361,312 147,900,000
$ – $ –

2020
BlackRock Annual Report to Shareholders
TempFund

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Credit Suisse Securities
USA LLC ........ 0.77%
(b)
10/31/20 02/05/21 $ 80,000 $ 80,000 $ 80,165,061
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
9.75%, due 01/27/21 to
03/25/65 .......... $ 1,108,617,201 $ 91,719,613
$ – $ –
HSBC Securities USA,
Inc. ............ 0.20
(c)
10/31/20 11/02/20 25,000 25,000 25,000,278
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.25% to
6.30%, due 11/15/23 to
04/15/50 .......... 23,243,626 26,250,001
0.28
(c)
10/31/20 11/02/20 28,500 28,500 28,500,443
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 3.13% to
5.25%, due 09/06/23 to
02/15/51 .......... 29,438,971 30,297,349
$ – $ –
$ 53,500 $ 56,547,350
$ – $ –
JP Morgan Securities
LLC ............ 0.09 10/30/20 11/02/20 181,000 181,000 181,001,357
U.S. Government
Sponsored Agency
Obligations, 2.00% to
8.00%, due 04/20/26 to
07/15/62 .......... 346,187,333 184,620,000
0.14
(b)
10/31/20 11/09/20 59,000 59,000 59,002,069
U.S. Government
Sponsored Agency
Obligations, 0.03% to
6.50%, due 01/25/23 to
09/16/62 .......... 1,959,662,410 61,950,000
0.26
(c)
10/31/20 11/02/20 2,500 2,500 2,500,036
Corporate/Debt
Obligations, 3.50% to
4.21%, due 07/17/51 to
07/25/56 .......... 6,490,862 2,675,001
0.38
(b)
10/31/20 11/09/20 100,000 100,000 100,009,500
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.56% to
9.50%, due 11/15/20 to
10/07/79 .......... 91,681,484 105,145,810
0.43
(b)
10/31/20 11/09/20 50,000 50,000 50,005,375
Corporate/Debt
Obligations, 0.65% to
7.25%, due 06/15/22 to
08/17/61 .......... 120,916,191 53,707,311
0.57
(b)
10/31/20 01/31/21 65,000 65,000 65,093,978
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.44% to
7.50%, due 02/10/21 to
02/25/59 .......... 328,407,462 70,379,701
$ – $ –
$ 457,500 $ 478,477,823
$ – $ –
Mizuho Securities USA
LLC ............ 0.23
(c)
10/31/20 11/02/20 71,000 71,000 71,000,907
U.S. Treasury
Obligations, 1.75% to
2.88%, due 10/31/23 to
02/15/50 .......... 66,153,600 72,420,097

TempFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.38%
(c)
10/31/20 11/02/20 $ 18,000 $ 18,000 $ 18,000,380
U.S. Treasury
Obligations, 2.38% to
2.88%, due 05/31/25 to
05/15/27 .......... $ 16,296,300 $ 18,360,057
0.70
(b)
10/31/20 12/07/20 8,000 8,000 8,005,737
U.S. Treasury Obligation,
2.38%, due 05/15/29 . 7,119,500 8,160,032
$ – $ –
$ 97,000 $ 98,940,186
$ – $ –
TD Securities USA LLC . 0.20
(c)
10/31/20 11/02/20 20,000 20,000 20,000,222
Corporate/Debt
Obligations, 2.65% to
4.50%, due 01/15/23 to
10/01/49 .......... 19,007,000 21,000,273
$ – $ –
Wells Fargo Securities
LLC ............ 0.07
(a)
10/30/20 11/02/20 25,000 25,000 25,000,146
U.S. Treasury
Obligations, 0.00% to
3.00%, due 12/17/20 to
08/15/48 .......... 23,614,724 25,499,998
0.09 10/30/20 11/02/20 125,000 125,000 125,000,937
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 05/20/33 to
10/20/50 .......... 123,018,738 127,500,001
0.20
(c)
10/31/20 11/02/20 144,000 144,000 144,001,600
Corporate/Debt
Obligations, 0.54% to
5.44%, due 04/20/22 to
06/25/65 .......... 197,440,590 154,080,000
0.43 08/24/20 11/13/20 12,000 12,000 12,011,610
Corporate/Debt
Obligations, 1.28% to
2.32%, due 02/18/25 to
11/27/34 .......... 12,434,783 12,840,000
0.43 08/24/20 11/13/20 12,000 12,000 12,011,610
Corporate/Debt
Obligations, 0.22% to
3.80%, due 10/07/31 to
11/25/59 .......... 116,833,135 12,840,001
0.45 08/19/20 11/19/20 40,000 40,000 40,046,000
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00%, due
11/20/20 to 04/01/21 .. 42,051,972 42,000,001
$ – $ –
$ 358,000 $ 374,760,001
$ – $ –
$ 1,845,000 $ 1,931,394,936
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2020
BlackRock Annual Report to Shareholders
TempFund

Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 11,400,895,099 $ — $ 11,400,895,099

T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 65.3%
U.S. Treasury Bills
(a)
:
0.02%, 11/03/20 ................. USD 262,520 $ 262,518,542
0.04%, 11/05/20 ................. 36,770 36,769,734
0.05%, 11/10/20 ................. 1,081,575 1,081,535,781
0.06%, 11/12/20 ................. 771,235 771,208,606
0.06%, 11/17/20 ................. 757,000 756,952,204
0.07%, 11/24/20 ................. 3,157,234 3,157,007,001
0.08%, 11/27/20 ................. 3,364,275 3,364,030,454
0.08%, 12/01/20 ................. 3,042,530 3,042,318,523
0.08%, 12/03/20 ................. 897,200 897,108,351
0.08%, 12/08/20 ................. 300,000 299,972,250
0.09%, 12/10/20 ................. 823,520 823,448,631
0.08%, 12/15/20 ................. 550,660 550,577,681
0.08%, 12/22/20 ................. 229,415 229,372,485
0.08%, 12/24/20 ................. 718,085 717,953,136
0.09%, 12/29/20 ................. 42,445 42,438,988
0.09%, 12/31/20 ................. 1,687,230 1,686,708,106
0.09%, 01/05/21 ................. 777,415 777,269,420
0.08%, 01/07/21 ................. 2,565,895 2,565,398,719
0.08%, 01/12/21 ................. 1,600,000 1,599,712,000
0.08%, 01/14/21 ................. 1,045,700 1,045,472,725
0.08%, 01/21/21 ................. 3,350,000 3,349,250,523
0.14%, 01/26/21 ................. 406,615 406,507,433
0.09%, 01/28/21 ................. 4,818,634 4,817,409,487
0.09%, 02/02/21 ................. 2,309,575 2,308,918,693
0.10%, 02/04/21 ................. 350,000 349,903,021
0.12%, 02/09/21 ................. 961,095 960,828,229
0.09%, 02/11/21 ................. 910,140 909,835,001
0.09%, 02/16/21 ................. 1,500,000 1,499,465,000
0.10%, 02/18/21 ................. 425,720 425,569,885
0.09%, 02/23/21 ................. 2,086,855 2,086,154,579
0.10%, 02/25/21 ................. 1,465,731 1,465,139,836
0.09%, 03/09/21 ................. 1,500,000 1,499,440,000
0.09%, 03/11/21 ................. 444,350 444,157,448
0.09%, 03/25/21 ................. 2,517,020 2,515,632,529
0.10%, 03/30/21 ................. 159,177 159,101,636
0.10%, 04/22/21 ................. 449,530 449,205,329
0.11%, 04/29/21 ................. 600,000 599,671,833
0.10%, 05/20/21 ................. 599,225 598,692,356
0.10%, 06/17/21 ................. 19,375 19,350,458
0.11%, 08/12/21 ................. 349,500 349,113,995
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.12%, 09/09/21 ................. USD 500,000 $ 499,391,167
U.S. Treasury Notes:
1.75%, 11/15/20 ................. 80,100 80,104,108
2.63%, 11/15/20 ................. 262,865 262,962,087
1.63%, 11/30/20 ................. 261,660 261,657,285
2.00%, 11/30/20 ................. 659,085 659,441,548
2.75%, 11/30/20 ................. 767,235 767,916,793
1.75%, 12/31/20 ................. 126,840 126,859,304
2.38%, 12/31/20 ................. 324,500 325,116,874
2.50%, 12/31/20 ................. 909,215 910,574,018
2.00%, 01/15/21 ................. 142,000 142,474,096
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.22%, 01/31/21
(b)
... 1,063,225 1,063,123,376
2.13%, 01/31/21 ................. 125,000 125,522,165
2.50%, 01/31/21 ................. 31,000 31,176,941
3.63%, 02/15/21 ................. 498,425 502,866,291
1.13%, 02/28/21 ................. 57,705 57,847,547
2.00%, 02/28/21 ................. 313,065 314,654,042
2.50%, 02/28/21 ................. 110,000 110,737,767
2.38%, 03/15/21 ................. 207,000 208,527,727
2.25%, 03/31/21 ................. 250,000 251,855,835
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 0.24%, 04/30/21
(b)
... 1,998,365 1,998,166,709
2.25%, 04/30/21 ................. 320,000 323,353,717
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.32%, 07/31/21
(b)
... 3,674,300 3,673,952,913
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.40%, 10/31/21
(b)
... 3,110,345 3,111,861,109
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.25%, 01/31/22
(b)
... 1,131,945 1,131,648,786
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.21%, 04/30/22
(b)
... 1,507,085 1,507,051,009
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.16%, 07/31/22
(b)
... 2,062,049 2,062,031,955
Total U.S. Treasury Obligations — 65.3%
(Cost: $69,431,995,777) ........................... 69,431,995,777
Total Repurchase Agreements — 30.7%
(Cost: $32,728,691,278) ........................... 32,728,691,278
Total Investments — 96.0%
(Cost: $102,160,687,055 ) .......................... 102,160,687,055
Other Assets Less Liabilities — 4.0% ................... 4,205,644,512
Net Assets — 100.0% .............................. $ 106,366,331,567
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2020
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. .... 0.07%
(a)
10/30/20 11/02/20 $ 550,000 $ 550,000 $ 550,003,208
U.S. Treasury
Obligations, 0.00% to
2.63%, due 11/10/20 to
11/15/49 .......... $ 486,366,870 $ 561,000,008
0.07 10/30/20 11/02/20 108,000 108,000 108,000,630
U.S. Treasury
Obligations, 0.13% to
2.25%, due 11/30/21 to
02/15/30 .......... 106,012,300 110,160,069
0.07 10/30/20 11/02/20 50,000 50,000 50,000,292
U.S. Treasury Obligation,
0.25%, due 06/15/23 . 50,860,900 51,000,045
$ – $ –
$ 708,000 $ 722,160,122
$ – $ –
Bank of Montreal ..... 0.07 10/30/20 11/02/20 11,110 11,110 11,110,065
U.S. Treasury
Obligations, 0.00%, due
11/15/33 to 08/15/34 .. 13,427,637 11,332,200
$ – $ –
Bank of Nova Scotia
(The) ........... 0.07 10/30/20 11/02/20 295,000 295,000 295,001,721
U.S. Treasury
Obligations, 0.13% to
6.50%, due 01/15/22 to
11/15/49 .......... 232,861,800 300,901,855
0.07 10/30/20 11/02/20 74,000 74,000 74,000,432
U.S. Treasury
Obligations, 0.13% to
4.38%, due 07/15/30 to
02/15/49 .......... 58,796,300 75,480,445
$ – $ –
$ 369,000 $ 376,382,300
$ – $ –
Barclays Bank plc .... 0.07 10/30/20 11/02/20 600,000 600,000 600,003,500
U.S. Treasury
Obligations, 0.00% to
3.63%, due 03/25/21 to
05/15/48 .......... 573,171,500 612,000,008
0.07 10/30/20 11/02/20 2,575,000 2,575,000 2,575,015,021
U.S. Treasury
Obligations, 0.00% to
8.00%, due 01/07/21 to
11/15/48 .......... 2,367,114,400 2,626,500,092
$ – $ –
$ 3,175,000 $ 3,238,500,100
$ – $ –
BNP Paribas SA ..... 0.07 10/30/20 11/02/20 750,000 750,000 750,004,375
U.S. Treasury
Obligations, 0.00% to
6.75%, due 08/31/22 to
02/15/49 .......... 704,783,105 765,000,015
0.07 10/30/20 11/02/20 50,000 50,000 50,000,292
U.S. Treasury
Obligations, 2.50% to
2.75%, due 01/31/21 to
08/15/21 .......... 49,951,700 51,000,083
0.09 10/30/20 11/02/20 500,000 500,000 500,003,750
U.S. Treasury Obligation,
2.50%, due 05/15/46 . 418,032,800 510,003,766
0.09 10/30/20 11/02/20 500,000 500,000 500,003,750
U.S. Treasury Obligation,
2.50%, due 02/15/45 . 421,487,700 510,003,867
0.10
(b)
09/22/20 11/13/20 1,400,000 1,400,000 1,400,202,222
U.S. Treasury
Obligations, 0.00% to
3.63%, due 11/15/20 to
11/15/48 .......... 1,428,621,203 1,428,000,065
$ – $ –
$ 3,200,000 $ 3,264,007,796
$ – $ –
Citibank NA ......... 0.07 10/30/20 11/02/20 100,000 100,000 100,000,583
U.S. Treasury
Obligations, 1.25% to
8.13%, due 08/15/21 to
01/31/25 .......... 97,480,900 102,000,032
$ – $ –
Citigroup Global Markets,
Inc. ............ 0.07
(a)
10/30/20 11/02/20 385,000 385,000 385,002,246
U.S. Treasury
Obligations, 0.13% to
6.50%, due 03/31/26 to
11/15/26 .......... 343,877,750 392,700,063

T-Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.07% 10/30/20 11/02/20 $ 85,000 $ 85,000 $ 85,000,496
U.S. Treasury
Obligations, 0.13% to
5.50%, due 08/15/28 to
01/15/30 .......... $ 69,621,300 $ 86,700,015
0.07 10/30/20 11/02/20 50,000 50,000 50,000,292
U.S. Treasury
Obligations, 0.25% to
2.88%, due 07/15/25 to
08/31/25 .......... 51,167,200 51,000,040
0.13 10/19/20 12/17/20 1,000,000 1,000,000 1,000,213,056
U.S. Treasury
Obligations, 0.00% to
0.13%, due 12/08/20 to
10/07/21 .......... 1,020,392,600 1,020,000,059
$ – $ –
$ 1,520,000 $ 1,550,400,177
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............ 0.07 10/30/20 11/02/20 100,000 100,000 100,000,583
U.S. Treasury Obligation,
3.75%, due 11/15/43 . 69,553,400 102,000,031
0.07
(a)
10/30/20 11/02/20 2,205,000 2,205,000 2,205,012,862
U.S. Treasury
Obligations, 0.13% to
3.63%, due 09/15/21 to
02/15/48 .......... 2,058,425,473 2,249,100,006
0.08 10/29/20 11/05/20 400,000 400,000 400,006,222
U.S. Treasury
Obligations, 0.25% to
0.50%, due 04/15/24 to
07/15/29 .......... 370,717,900 408,000,102
$ – $ –
$ 2,705,000 $ 2,759,100,139
$ – $ –
Credit Suisse AG ..... 0.07 10/30/20 11/02/20 1,400,000 1,400,000 1,400,008,167
U.S. Treasury
Obligations, 0.00% to
2.88%, due 11/24/20 to
09/30/26 .......... 1,360,232,100 1,428,000,000
$ – $ –
Deutsche Bank AG .... 0.07 10/30/20 11/02/20 1,900,000 1,900,000 1,900,011,083
U.S. Treasury
Obligations, 0.13% to
8.13%, due 11/15/20 to
08/15/48 .......... 1,594,604,000 1,938,000,025
$ – $ –
Fixed Income Clearing
Corporation ...... 0.08 10/30/20 11/02/20 1,000,000 1,000,000 1,000,006,667
U.S. Treasury
Obligations, 0.08%, due
11/02/20 .......... 819,356,500 1,020,000,007
0.08 10/30/20 11/02/20 1,500,000 1,500,000 1,500,010,000
U.S. Treasury
Obligations, 0.13% to
2.38%, due 04/15/21 to
08/15/27 .......... 1,400,804,100 1,530,000,027
0.09 10/30/20 11/02/20 242,261 242,261 242,262,480
U.S. Treasury Obligation,
1.13%, due 05/15/40 . 255,737,000 247,107,693
0.09 10/30/20 11/02/20 113,318 113,318 113,318,497
U.S. Treasury Obligation,
1.13%, due 08/15/40 . 120,400,000 115,584,850
0.09 10/30/20 11/02/20 107,026 107,026 107,027,028
U.S. Treasury Obligation,
3.88%, due 08/15/40 . 74,900,000 109,167,553
0.09 10/30/20 11/02/20 94,422 94,422 94,422,491
U.S. Treasury Obligation,
3.13%, due 11/15/41 . 72,075,000 96,310,927
0.09 10/30/20 11/02/20 257,950 257,950 257,951,965
U.S. Treasury Obligation,
3.75%, due 08/15/41 . 181,925,000 263,110,966
0.09 10/30/20 11/02/20 74,703 74,703 74,703,992
U.S. Treasury Obligation,
3.00%, due 05/15/42 . 58,000,000 76,198,060
0.09 10/30/20 11/02/20 101,996 101,996 101,996,537
U.S. Treasury Obligation,
2.75%, due 08/15/42 . 82,650,000 104,036,453
0.09 10/30/20 11/02/20 444,775 444,775 444,778,262
U.S. Treasury Obligation,
3.38%, due 05/15/44 . 324,630,000 453,673,761
0.09 10/30/20 11/02/20 110,364 110,364 110,364,989
U.S. Treasury Obligation,
3.63%, due 08/15/43 . 78,447,000 112,572,273
0.09 10/30/20 11/02/20 1,712,946 1,712,946 1,712,959,068
U.S. Treasury Obligation,
3.00%, due 11/15/44 . 1,322,388,000 1,747,217,992

2020
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.09% 10/30/20 11/02/20 $ 36,578 $ 36,578 $ 36,578,706
U.S. Treasury Obligation,
3.13%, due 02/15/42 . $ 28,000,000 $ 37,310,274
0.09 10/30/20 11/02/20 319,394 319,394 319,396,881
U.S. Treasury Obligation,
2.88%, due 05/15/43 . 252,300,000 325,784,770
0.09 10/30/20 11/02/20 243,213 243,213 243,215,059
U.S. Treasury Obligation,
3.13%, due 02/15/43 . 186,000,000 248,079,324
0.09 10/30/20 11/02/20 141,054 141,054 141,054,979
U.S. Treasury Obligation,
3.63%, due 02/15/44 . 100,000,000 143,876,058
$ – $ –
$ 6,500,000 $ 6,630,030,988
$ – $ –
Goldman Sachs & Co.
LLC ............ 0.07 10/30/20 11/02/20 291,000 291,000 291,001,698
U.S. Treasury
Obligations, 0.00% to
5.50%, due 05/31/22 to
11/15/45 .......... 260,854,082 296,820,001
$ – $ –
HSBC Securities USA,
Inc. ............ 0.07
(c)
10/31/20 11/02/20 355,000 355,000 355,001,381
U.S. Treasury
Obligations, 0.00%, due
11/15/20 to 05/15/50 .. 452,954,856 362,100,000
0.07 10/30/20 11/02/20 175,000 175,000 175,001,021
U.S. Treasury
Obligations, 0.00% to
3.13%, due 02/15/22 to
11/15/41 .......... 161,124,336 178,500,000
0.08
(b)
10/31/20 11/09/20 888,085 888,085 888,102,761
U.S. Treasury
Obligations, 0.00% to
4.75%, due 11/15/20 to
08/15/49 .......... 788,510,100 905,846,778
0.08
(b)
10/31/20 11/09/20 722,000 722,000 722,014,440
U.S. Treasury
Obligations, 0.13% to
2.88%, due 02/28/21 to
08/15/28 .......... 684,010,200 736,440,072
$ – $ –
$ 2,140,085 $ 2,182,886,850
$ – $ –
ING Financial Markets
LLC ............ 0.07 10/30/20 11/02/20 100,000 100,000 100,000,583
U.S. Treasury
Obligations, 0.00% to
2.63%, due 12/10/20 to
06/30/27 .......... 99,726,400 102,000,081
0.08 10/29/20 11/05/20 100,000 100,000 100,001,556
U.S. Treasury
Obligations, 0.00% to
2.75%, due 01/05/21 to
02/15/28 .......... 88,188,100 102,000,014
$ – $ –
$ 200,000 $ 204,000,095
$ – $ –
JP Morgan Securities
LLC ............ 0.07
(c)
10/31/20 11/02/20 250,000 250,000 250,000,972
U.S. Treasury
Obligations, 0.00% to
2.13%, due 12/31/20 to
05/15/23 .......... 250,825,700 255,000,052
0.07 10/30/20 11/02/20 500,000 500,000 500,002,917
U.S. Treasury
Obligations, 1.13% to
2.88%, due 06/30/21 to
05/31/25 .......... 471,468,100 510,000,008
0.07 10/30/20 11/02/20 315,000 315,000 315,001,838
U.S. Treasury
Obligations, 1.50% to
2.38%, due 04/15/21 to
01/15/23 .......... 316,787,600 321,300,061
$ – $ –
$ 1,065,000 $ 1,086,300,121
$ – $ –
Mizuho Securities USA
LLC ............ 0.09 10/30/20 11/02/20 166,164 166,164 166,165,462
U.S. Treasury Obligation,
6.00%, due 02/15/26 . 130,000,000 169,488,746
0.09 10/30/20 11/02/20 107,923 107,923 107,923,604
U.S. Treasury Obligation,
2.25%, due 08/15/46 . 95,000,000 110,082,059
0.09 10/30/20 11/02/20 126,956 126,956 126,956,835
U.S. Treasury Obligation,
3.00%, due 08/15/48 . 97,000,000 129,495,952
0.09 10/30/20 11/02/20 246,210 246,210 246,211,405
U.S. Treasury Obligation,
3.00%, due 02/15/47 . 189,000,000 251,135,597

T-Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.09% 10/30/20 11/02/20 $ 117,525 $ 117,525 $ 117,525,391
U.S. Treasury Obligation,
2.38%, due 11/15/49 . $ 100,000,000 $ 119,875,881
0.09 10/30/20 11/02/20 59,069 59,069 59,069,070
U.S. Treasury Obligation,
3.13%, due 11/15/28 . 50,000,000 60,250,443
0.09 10/30/20 11/02/20 65,625 65,625 65,625,492
U.S. Treasury Obligation,
3.00%, due 02/15/49 . 50,000,000 66,937,992
0.09 10/30/20 11/02/20 368,388 368,388 368,391,243
U.S. Treasury Obligation,
2.75%, due 08/15/47 . 295,000,000 375,759,013
0.09 10/30/20 11/02/20 68,015 68,015 68,015,216
U.S. Treasury Obligation,
6.50%, due 11/15/26 . 50,000,000 69,375,510
0.09 10/30/20 11/02/20 439,583 439,583 439,586,630
U.S. Treasury Obligation,
2.88%, due 05/15/49 . 340,000,000 448,378,297
0.09 10/30/20 11/02/20 96,088 96,088 96,088,956
U.S. Treasury Obligation,
2.50%, due 02/15/45 . 81,000,000 98,010,721
0.09 10/30/20 11/02/20 146,875 146,875 146,876,102
U.S. Treasury Obligation,
0.13%, due 09/15/23 . 150,000,000 149,813,602
$ – $ –
$ 2,008,421 $ 2,048,603,813
$ – $ –
MUFG Securities
Americas, Inc. ..... 0.07 10/30/20 11/02/20 400,000 400,000 400,002,333
U.S. Treasury
Obligations, 0.00% to
7.63%, due 12/15/20 to
08/15/49 .......... 500,713,299 408,000,000
$ – $ –
Natixis SA .......... 0.07
(c)
10/31/20 11/02/20 753,000 753,000 753,002,928
U.S. Treasury
Obligations, 0.00% to
8.00%, due 11/15/20 to
08/15/50 .......... 646,127,100 768,060,021
0.07 10/30/20 11/02/20 810,000 810,000 810,004,725
U.S. Treasury
Obligations, 0.00% to
6.38%, due 01/31/21 to
02/15/50 .......... 658,059,700 826,200,030
$ – $ –
$ 1,563,000 $ 1,594,260,051
$ – $ –
Nomura Securities
International, Inc. ... 0.07 10/30/20 11/02/20 1,000,000 1,000,000 1,000,005,833
U.S. Treasury
Obligations, 0.00% to
8.13%, due 11/15/20 to
05/15/50 .......... 1,066,324,022 1,020,000,034
$ – $ –
Prudential Insurance Co.
of America ....... 0.10 10/30/20 11/02/20 24,570 24,570 24,570,205
U.S. Treasury Obligation,
3.38%, due 05/15/44 . 18,000,000 25,061,605
0.10 10/30/20 11/02/20 84,150 84,150 84,150,701
U.S. Treasury Obligation,
0.00%, due 05/15/38 . 110,000,000 85,833,701
0.10 10/30/20 11/02/20 94,688 94,688 94,688,289
U.S. Treasury Obligation,
0.00%, due 08/15/47 . 150,000,000 96,582,789
0.10 10/30/20 11/02/20 31,313 31,313 31,312,761
U.S. Treasury Obligation,
0.00%, due 02/15/47 . 50,000,000 31,938,761
0.10 10/30/20 11/02/20 51,538 51,538 51,537,929
U.S. Treasury Obligation,
0.00%, due 02/15/40 . 70,000,000 52,568,330
0.10 10/30/20 11/02/20 16,696 16,696 16,696,389
U.S. Treasury Obligation,
0.00%, due 05/15/31 . 19,000,000 17,030,219
0.10 10/30/20 11/02/20 16,115 16,115 16,115,134
U.S. Treasury Obligation,
0.00%, due 05/15/40 . 22,000,000 16,437,434
0.10 10/30/20 11/02/20 89,500 89,500 89,500,746
U.S. Treasury Obligation,
0.00%, due 05/15/30 . 100,000,000 91,290,746
0.10 10/30/20 11/02/20 116,875 116,875 116,875,974
U.S. Treasury Obligation,
2.38%, due 11/15/49 . 100,000,000 119,213,974
0.10 10/30/20 11/02/20 62,700 62,700 62,700,523
U.S. Treasury Obligation,
0.00%, due 02/15/37 . 80,000,000 63,954,123
0.10 10/30/20 11/02/20 21,350 21,350 21,350,178
U.S. Treasury Obligation,
0.00%, due 11/15/39 . 28,000,000 21,777,178
0.10 10/30/20 11/02/20 84,870 84,870 84,870,707
U.S. Treasury Obligation,
0.00%, due 08/15/43 . 123,000,000 86,568,107
0.10 10/30/20 11/02/20 18,450 18,450 18,450,154
U.S. Treasury Obligation,
0.00%, due 02/15/38 . 24,000,000 18,819,034

2020
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.10% 10/30/20 11/02/20 $ 16,575 $ 16,575 $ 16,575,138
U.S. Treasury Obligation,
0.00%, due 05/15/34 . $ 20,000,000 $ 16,906,538
0.10 10/30/20 11/02/20 74,125 74,125 74,125,618
U.S. Treasury Obligation,
0.00%, due 11/15/39 . 100,000,000 75,608,618
0.10 10/30/20 11/02/20 10,913 10,913 10,912,591
U.S. Treasury Obligation,
0.00%, due 08/15/41 . 15,000,000 11,130,841
0.10 10/30/20 11/02/20 8,985 8,985 8,985,075
U.S. Treasury Obligation,
0.00%, due 05/15/39 . 12,000,000 9,164,835
0.10 10/30/20 11/02/20 28,350 28,350 28,350,236
U.S. Treasury Obligation,
0.00%, due 11/15/41 . 40,000,000 28,917,436
0.10 10/30/20 11/02/20 57,870 57,870 57,870,482
U.S. Treasury Obligation,
0.00%, due 11/15/35 . 72,000,000 59,028,242
0.10 10/30/20 11/02/20 29,444 29,444 29,443,995
U.S. Treasury Obligation,
0.00%, due 08/15/33 . 35,000,000 30,033,045
$ – $ –
$ 939,077 $ 957,865,556
$ – $ –
Societe Generale SA .. 0.07 10/30/20 11/02/20 500,000 500,000 500,002,917
U.S. Treasury
Obligations, 0.00% to
3.00%, due 11/15/20 to
08/15/48 .......... 495,377,875 510,000,015
0.08 10/27/20 11/03/20 300,000 300,000 300,004,667
U.S. Treasury
Obligations, 0.00% to
6.75%, due 11/15/20 to
02/15/50 .......... 303,205,628 306,000,000
$ – $ –
$ 800,000 $ 816,000,015
$ – $ –
TD Securities USA LLC . 0.07 10/30/20 11/02/20 37,000 37,000 37,000,216
U.S. Treasury
Obligations, 1.25% to
2.38%, due 07/31/23 to
02/29/24 .......... 35,686,000 37,740,075
$ – $ –
Wells Fargo Securities
LLC ............ 0.07
(a)
10/30/20 11/02/20 675,000 675,000 675,003,937
U.S. Treasury
Obligations, 0.00% to
3.00%, due 12/17/20 to
08/15/48 .......... 637,597,733 688,500,051
0.07 10/30/20 11/02/20 22,000 22,000 22,000,128
U.S. Treasury
Obligations, 1.50% to
2.38%, due 08/31/22 to
01/31/27 .......... 21,252,100 22,440,084
$ – $ –
$ 697,000 $ 710,940,135
$ – $ –
$ 32,728,693 $ 33,383,330,625
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 102,160,687,055 $ — $ 102,160,687,055

Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 97.2%
U.S. Treasury Bills
(a)
:
0.02%, 11/03/20 ................. USD 886,430 $ 886,425,075
0.04%, 11/05/20 ................. 588,200 588,193,464
0.05%, 11/10/20 ................. 836,185 836,155,487
0.06%, 11/12/20 ................. 797,400 797,374,716
0.06%, 11/17/20 ................. 1,375,000 1,374,914,211
0.07%, 11/19/20 ................. 2,581,350 2,581,232,305
0.07%, 11/24/20 ................. 2,220,875 2,220,702,621
0.08%, 11/27/20 ................. 2,481,810 2,481,640,158
0.08%, 12/01/20 ................. 3,407,860 3,407,621,533
0.08%, 12/03/20 ................. 3,852,465 3,852,147,294
0.08%, 12/08/20 ................. 2,610,000 2,609,759,592
0.09%, 12/10/20 ................. 950,000 949,917,668
0.08%, 12/15/20 ................. 900,000 899,899,717
0.08%, 12/17/20 ................. 160,000 159,982,680
0.08%, 12/22/20 ................. 1,520,675 1,520,475,680
0.08%, 12/24/20 ................. 2,145,145 2,144,817,543
0.09%, 12/29/20 ................. 31,152 31,147,881
0.09%, 12/31/20 ................. 1,692,505 1,692,195,627
0.09%, 01/05/21 ................. 1,095,000 1,094,810,417
0.08%, 01/07/21 ................. 1,089,705 1,089,453,360
0.08%, 01/12/21 ................. 694,600 694,474,972
0.08%, 01/21/21 ................. 600,000 599,824,500
0.14%, 01/26/21 ................. 350,000 349,905,639
0.09%, 01/28/21 ................. 2,333,565 2,333,016,657
0.09%, 02/02/21 ................. 1,696,605 1,696,128,740
0.10%, 02/04/21 ................. 245,000 244,930,828
0.12%, 02/09/21 ................. 991,936 991,643,951
0.09%, 02/11/21 ................. 500,510 500,339,826
0.09%, 02/16/21 ................. 3,125,000 3,123,885,417
0.10%, 02/18/21 ................. 226,880 226,797,566
0.09%, 02/23/21 ................. 1,740,000 1,739,408,150
0.10%, 02/25/21 ................. 437,940 437,728,386
0.09%, 03/11/21 ................. 145,580 145,518,630
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.09%, 03/25/21 ................. USD 1,164,580 $ 1,163,764,713
0.10%, 04/22/21 ................. 351,605 351,349,667
0.11%, 04/29/21 ................. 350,000 349,808,569
0.10%, 05/20/21 ................. 477,815 477,390,275
0.11%, 07/15/21 ................. 188,240 188,032,518
U.S. Treasury Notes:
2.63%, 11/15/20 ................. 50,105 50,130,185
2.00%, 11/30/20 ................. 50,000 50,041,383
2.38%, 12/31/20 ................. 49,835 49,937,337
2.50%, 12/31/20 ................. 12,330 12,346,749
2.00%, 01/15/21 ................. 77,435 77,693,532
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.22%, 01/31/21
(b)
... 1,241,495 1,241,344,859
2.13%, 01/31/21 ................. 13,000 13,055,196
3.63%, 02/15/21 ................. 39,715 40,063,921
1.13%, 02/28/21 ................. 82,045 82,249,053
2.00%, 02/28/21 ................. 60,020 60,294,070
2.50%, 02/28/21 ................. 407,000 409,669,451
2.25%, 03/31/21 ................. 350,000 352,687,506
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 0.24%, 04/30/21
(b)
... 1,028,750 1,028,628,854
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.32%, 07/31/21
(b)
... 1,590,000 1,589,745,392
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.40%, 10/31/21
(b)
... 723,530 723,885,955
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.25%, 01/31/22
(b)
... 990,080 989,522,446
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.21%, 04/30/22
(b)
... 2,028,185 2,028,220,414
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.16%, 07/31/22
(b)
... 737,705 737,704,900
Total U.S. Treasury Obligations — 97.2%
(Cost: $56,370,037,236) ........................... 56,370,037,236
Total Investments — 97.2%
(Cost: $56,370,037,236 ) ........................... 56,370,037,236
Other Assets Less Liabilities — 2.8% ................... 1,629,594,535
Net Assets — 100.0% .............................. $ 57,999,631,771
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 56,370,037,236 $ — $ 56,370,037,236

2020
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 96.6%
Alabama — 0.5%
(a)(b)
Alabama Federal Aid Highway Finance, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2016-XF2373, RB,
VRDN (Citibank NA LIQ), 0.15%, 11/06/20
(c)
USD 5,000 $ 5,000,000
Homewood Alabama, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018G-37, GO, VRDN (Royal Bank
of Canada LOC), 0.15%, 11/06/20
(c)
.... 4,000 4,000,000
Mobile Downtown Redevelopment Authority,
Series 2011A, RB, VRDN (Bank of America
NA LOC), 0.15%, 11/06/20 .......... 17,860 17,860,000
26,860,000
Alaska — 2.8%
(b)
Alaska Housing Finance Corp., Series 2001A,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.11%, 11/06/20 ............ 13,945 13,945,000
Alaska Housing Finance Corp., Series 2007B,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.12%, 11/06/20 ............ 19,290 19,290,000
Alaska Housing Finance Corp., Series 2007D,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.12%, 11/06/20 ............ 23,645 23,645,000
Alaska Housing Finance Corp., Series 2009A,
RB, VRDN (Wells Fargo Bank NA SBPA),
0.12%, 11/06/20 ................. 26,590 26,590,000
Alaska Housing Finance Corp., Series 2009B,
RB, VRDN (Wells Fargo Bank NA SBPA),
0.12%, 11/06/20 ................. 12,185 12,185,000
Alaska Housing Finance Corp., Series 2009B,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.11%, 11/06/20 ............ 35,845 35,845,000
Alaska Housing Finance Corp., Series 2009D,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.11%, 11/06/20 ............ 15,495 15,495,000
146,995,000
Arizona — 0.2%
(b)
Arizona Health Facilities Authority, Series
2015C, RB, VRDN (Bank of America NA
LOC), 0.11%, 11/02/20 ............. 4,165 4,165,000
Industrial Development Authority of the County
of Yavapai (The), Series 2010, RB, VRDN
(Citibank NA LOC), 0.15%, 11/06/20 .... 7,000 7,000,000
11,165,000
California — 7.8%
Bay Area Toll Authority, Series 2007C-2, RB,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC), 0.09%, 11/06/20
(b)
............ 3,000 3,000,000
Bay Area Toll Authority, Series 2008E-1, RB,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC), 0.08%, 11/06/20
(b)
............ 8,450 8,450,000
Bay Area Toll Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2016-XG0019, RB, VRDN (Bank of
America NA LIQ), 0.13%, 11/06/20
(a)(b)(c)
.. 1,050 1,050,000
California Educational Facilities
Authority, Series 2006B, RB, VRDN,
0.12%, 11/06/20
(b)
................ 17,870 17,870,000
California Health Facilities Financing Authority,
Series 2009H, RB, VRDN (Wells Fargo
Bank NA LOC), 0.07%, 11/06/20
(b)
..... 4,700 4,700,000
Security
Par (000)
Par (000) Value
California (continued)
California Health Facilities Financing Authority,
Series 2011C, RB, VRDN (Bank of Montreal
LOC), 0.10%, 11/06/20
(b)
............ USD 27,115 $ 27,115,000
California Health Facilities Financing
Authority, Series 2012B, RB, VRDN,
0.06%, 11/06/20
(b)
................ 7,015 7,015,000
California Health Facilities Financing
Authority, Series 2012C, RB, VRDN,
0.07%, 11/06/20
(b)
................ 14,170 14,170,000
California Health Facilities Funding Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.20%, 11/06/20
(a)(b)(c)
.............. 4,600 4,600,000
California Pollution Control Financing
Authority, Series 1997B, RB, VRDN,
0.10%, 11/02/20
(b)
................ 7,900 7,900,000
California Statewide Communities Development
Authority, Series 2008B, RB, VRDN (Wells
Fargo Bank NA LOC), 0.10%, 11/02/20
(b)
. 3,500 3,500,000
California Statewide Communities Development
Authority, Series 2017BB, RB, VRDN (East
West Bank LOC), 0.16%, 11/06/20
(b)
.... 30,000 30,000,000
California University of Sciences & Medicine,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.32%, 11/06/20
(a)(b)(c)
.............. 4,035 4,035,000
City of Los Angeles Department of Airports,
Series 2020A-3 (Bank of America NA LOC),
0.16%, 01/06/21 ................. 7,250 7,249,623
City of Modesto, Series 2008A, COP, VRDN
(JP Morgan Chase Bank NA LOC),
0.07%, 11/06/20
(b)
................ 5,000 5,000,000
Fontana California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2895, GO, VRDN (Barclays Bank plc
LIQ), 0.14%, 11/06/20
(a)(b)(c)
.......... 5,800 5,800,000
Imperial Irrigation District Electric, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XM0488,
RB, VRDN (Royal Bank of Canada LIQ),
0.18%, 11/06/20
(a)(b)(c)
.............. 7,500 7,500,000
Long Beach California Community College,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019,
GO, VRDN (JP Morgan Chase Bank NA
LIQ), 0.14%, 11/06/20
(a)(b)(c)
.......... 7,700 7,700,000
Los Angeles Community Facilities District,
Series 2020 (Bank of America NA LOC),
0.20%, 02/05/21 ................. 7,310 7,309,912
Los Angeles Department of Water & Power
System, Series 2001, Sub-Series B-3,
RB, VRDN (Barclays Bank plc SBPA),
0.11%, 11/02/20
(b)
................ 3,000 3,000,000
Los Angeles Department of Water & Power
System, Series 2001B, Sub-Series B-3,
RB, VRDN (Royal Bank of Canada SBPA),
0.08%, 11/06/20
(b)
................ 3,500 3,500,000
Los Angeles Department of Water & Power
System, Series 2001B-2, RB, VRDN (Royal
Bank of Canada SBPA), 0.09%, 11/02/20
(b)
5,100 5,100,000
Los Angeles Department of Water & Power
System, Series 2001B-2, RB, VRDN (Bank
of The West SBPA), 0.08%, 11/06/20
(b)
.. 11,500 11,500,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Department of Water & Power
System, Series 2002A, Sub-Series A-6,
RB, VRDN (Bank of America NA SBPA),
0.11%, 11/02/20
(b)
................ USD 1,600 $ 1,600,000
Los Angeles Department of Water & Power
System, Series 2019A, Sub-Series A-1,
RB, VRDN (Toronto-Dominion Bank SBPA),
0.13%, 11/02/20
(b)
................ 17,030 17,030,000
Metropolitan Water District of Southern
California, Series 2017A, RB, VRDN (PNC
Bank NA SBPA), 0.11%, 11/02/20
(b)
..... 16,370 16,370,000
Metropolitan Water District of Southern
California, Series 2017C, RB, VRDN,
0.37%, 06/21/21
(b)
................ 11,000 11,000,000
Metropolitan Water District of Southern
California, Series 2017D, RB, VRDN,
0.37%, 06/21/21
(b)
................ 26,000 26,000,000
Metropolitan Water District of Southern
California, Series 2017E, RB, VRDN,
0.37%, 06/21/21
(b)
................ 16,375 16,375,000
Metropolitan Water District of Southern
California, Series 2018A-2, RB, VRDN
(Toronto-Dominion Bank SBPA),
0.10%, 11/02/20
(b)
................ 11,695 11,695,000
Mount San Antonio California Community
College District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019, GO, VRDN (Royal Bank of Canada
LIQ), 0.13%, 11/06/20
(a)(b)(c)
.......... 5,600 5,600,000
Municipal Improvement Corp. of Los Angeles,
Series 2020A-3 (US Bank NA LOC),
0.24%, 04/20/21 ................. 11,250 11,248,940
Natomas University School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0250,
GO, VRDN (Bank of America NA LIQ),
0.14%, 11/06/20
(a)(b)(c)
.............. 6,580 6,580,000
San Diego County Regional Transportation
Commission, Series 2008D, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.10%, 11/06/20
(b)
................ 8,350 8,350,000
Santa Clara Valley Transportation Authority,
Series 2008C, RB, VRDN (TD Bank NA
SBPA), 0.08%, 11/02/20
(b)
........... 9,200 9,200,000
State of California, Series 2003C-1, GO, VRDN
(TD Bank NA LOC), 0.07%, 11/06/20
(b)
.. 30,300 30,300,000
State of California, Series 2004A10, GO, VRDN
(Citibank NA LOC), 0.07%, 11/06/20
(b)
... 5,005 5,005,000
University of California, Series 2013AL-2, RB,
VRDN, 0.08%, 11/02/20
(b)
........... 2,630 2,630,000
University of California, Series 2013AL-3, RB,
VRDN, 0.10%, 11/02/20
(b)
........... 8,600 8,600,000
University of California, Series 2020A,
0.35%, 02/22/21 ................. 10,000 9,997,240
University of California, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018-YX1098, RB, VRDN (Barclays
Bank plc LIQ), 0.14%, 11/06/20
(a)(b)(c)
.... 8,150 8,150,000
402,795,715
Security
Par (000)
Par (000) Value
Colorado — 2.3%
Boulder Larimer & Weld Cos., Tender Option
Bond Trust Receipts/Certificates Various
States, Series G-57, GO, VRDN (Royal
Bank of Canada LOC), 0.15%, 11/06/20
(a)(b)(c)
USD 5,670 $ 5,670,000
Boulder Valley Colony School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018G-16, GO,
VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 5,000 5,000,000
City of Colorado Springs Utilities System,
Series 2005A, RB, VRDN (Bank of America
NA SBPA), 0.14%, 11/06/20
(b)
........ 47,295 47,295,000
City of Colorado Springs Utilities System,
Series 2006B, RB, VRDN (Landesbank
Hessen-Thuringen Girozentrale SBPA),
0.15%, 11/06/20
(b)
................ 1,685 1,685,000
City of Colorado Springs Utilities System,
Series 2007A, RB, VRDN (TD Bank NA
SBPA), 0.11%, 11/06/20
(b)
........... 195 195,000
City of Colorado Springs Utilities System,
Series 2009C, RB, VRDN (Sumitomo Mitsui
Banking SBPA), 0.12%, 11/06/20
(b)
..... 27,445 27,445,000
Colorado Health Facilities Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0667, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.16%, 11/06/20
(a)(b)(c)
.............. 5,345 5,345,000
County of Arapahoe, Series 2001, RB, VRDN
(Freddie Mac LOC), 0.15%, 11/06/20
(b)
.. 9,275 9,275,000
Denver Colorado City & County, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XF2686, RB, VRDN
(Citibank NA LIQ), 0.17%, 11/06/20
(a)(b)(c)
. 8,000 8,000,000
Regional Transportation District Sales Tax,
Series 2010A, RB, 5.00%, 11/02/20
(d)
... 5,000 5,000,000
Sheridan Redevelopment Agency, Series
2011A-1, VRDN (JP Morgan Chase Bank
NA LOC), 0.15%, 11/06/20
(b)
......... 5,015 5,015,000
119,925,000
Connecticut — 2.7%
(b)
Connecticut Housing Finance Authority, Series
2016F, Sub-Series F-5, RB, VRDN (Helaba
SBPA SBPA), 0.12%, 11/06/20 ........ 48,200 48,200,000
Connecticut Housing Finance Authority, Series
2017F, Sub-Series F-3, RB, VRDN (Barclays
Bank plc SBPA), 0.11%, 11/06/20 ...... 22,930 22,930,000
Connecticut Housing Finance Authority,
Series 2019, Sub-Series D-3, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.11%, 11/06/20 ................. 25,000 25,000,000
Connecticut Housing Finance Authority, Series
2020, RB, VRDN (Barclays Bank plc SBPA),
0.11%, 11/06/20 ................. 22,850 22,850,000
Connecticut Innovations, Inc., Series 2012, RB,
VRDN (TD Bank NA LOC), 0.12%, 11/06/20 18,195 18,195,000
Connecticut State, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-3, GO, VRDN (Royal Bank of
Canada LOC), 0.15%, 11/06/20
(a)(c)
..... 4,000 4,000,000
141,175,000
Delaware — 0.0%
Delaware State Economic Development
Authority, Series 1997, RB, VRDN (M&T
Bank LOC), 0.18%, 11/06/20
(b)
........ 400 400,000

2020
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
District of Columbia — 0.4%
District of Columbia, Series 1998A, RB, VRDN
(TD Bank NA LOC), 0.11%, 11/02/20
(b)
.. USD 11,555 $ 11,555,000
District of Columbia, Series 2004, RB,
VRDN (Bank of America NA LOC),
0.17%, 11/06/20
(b)
................ 5,110 5,110,000
District of Columbia, Series 2012A, RB,
5.00%, 12/01/20 ................. 795 797,959
District of Columbia Water & Sewer Authority,
Series 2014B-1, RB, VRDN (TD Bank NA
SBPA), 0.14%, 11/06/20
(b)
........... 4,980 4,980,000
22,442,959
Florida — 5.1%
(b)
Cape Coral Water & Sewer, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2017-YX1071, RB, VRDN
(Barclays Bank plc LOC), 0.16%, 11/06/20
(a)
(c)
........................... 10,480 10,480,000
County of Palm Beach, Series 2002, RB, VRDN
(Northern Trust Co. LOC), 0.12%, 11/06/20 7,200 7,200,000
Escambia County Health Facilities Authority,
Series 2003B, RB, VRDN (TD Bank NA
SBPA), 0.18%, 11/02/20 ............ 19,430 19,430,000
Florida Housing Finance Corp., Series
2004M, RB, VRDN (Freddie Mac LIQ),
0.18%, 11/06/20 ................. 10,075 10,075,000
Highlands County Health Facilities Authority,
Series 2012I, RB, VRDN, 0.11%, 11/06/20 26,410 26,410,000
Highlands County Health Facilities Authority,
Series 2012I, RB, VRDN, 0.12%, 11/06/20 18,050 18,050,000
Hillsborough County Industrial Development
Authority, Series 2020B, RB, VRDN (TD
Bank NA LOC), 0.10%, 11/02/20 ...... 61,825 61,825,000
Hillsborough County Industrial Development
Authority, Series 2020D, RB, VRDN (TD
Bank NA LOC), 0.11%, 11/02/20 ....... 14,600 14,600,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XX1110,
RB, VRDN (Barclays Bank plc LIQ),
0.15%, 11/06/20
(a)(c)
............... 60,000 60,000,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XM0901,
RB, VRDN (Bank of America NA LIQ),
0.16%, 11/06/20
(a)(c)
............... 2,000 2,000,000
Orlando Utilities Commission, Series
2008-2, RB, VRDN (TD Bank NA SBPA),
0.14%, 11/06/20 ................. 12,950 12,950,000
Orlando Utilities Commission, Series
2015B, RB, VRDN (TD Bank NA SBPA),
0.10%, 11/06/20 ................. 14,565 14,565,000
Sunshine State Governmental Financing
Commission, Series 2010A, RB,
VRDN (MUFG Union Bank NA LOC),
0.15%, 11/06/20 ................. 5,500 5,500,000
263,085,000
Security
Par (000)
Par (000) Value
Georgia — 2.2%
(b)
Atlanta Water & Waste Water, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2649, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.16%, 11/06/20
(a)(c)
............... USD 13,000 $ 13,000,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0244,
RB, VRDN (Bank of America NA LIQ),
0.17%, 11/06/20
(a)(c)
............... 2,450 2,450,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XM0751,
RB, VRDN (Bank of America NA LIQ),
0.17%, 11/06/20
(a)(c)
............... 3,000 3,000,000
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-107, RB,
VRDN (Royal Bank of Canada LOC),
0.19%, 11/06/20
(a)(c)
............... 5,000 5,000,000
Cobb County Hospital Authority, Series 2006,
RB, VRDN (Royal Bank of Canada LOC),
0.12%, 11/06/20 ................. 2,450 2,450,000
Development Authority of Monroe County
(The), Series 2009B, RB, VRDN (JP Morgan
Chase Bank NA LOC), 0.13%, 11/06/20 .. 32,445 32,445,000
Gainesville & Hall County Development
Authority, Series 2003B, RB, VRDN (TD
Bank NA SBPA), 0.18%, 11/02/20 ...... 28,685 28,685,000
Georgia Municipal Electric Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0257,
RB, VRDN (Bank of America NA LOC),
0.17%, 11/06/20
(a)(c)
............... 2,230 2,230,000
Heard County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-105, RB,
VRDN (Royal Bank of Canada LOC),
0.19%, 11/06/20
(a)(c)
............... 2,075 2,075,000
Monroe County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-106, RB,
VRDN (Royal Bank of Canada LOC),
0.19%, 11/06/20
(a)(c)
............... 5,000 5,000,000
Municipal Electric Authority, Tender Option
Bond Trust Receipts/Certificates
Various States, Series 2019-XG0256,
RB, VRDN (Bank of America NA LOC),
0.17%, 11/06/20
(a)(c)
............... 15,820 15,820,000
112,155,000
Hawaii — 0.3%
State of Hawaii, Series 2020GA, GO,
5.00%, 10/01/21 ................. 16,175 16,870,552
Illinois — 3.6%
(b)
City of Galesburg, Series 1999, RB, VRDN
(PNC Bank NA LOC), 0.50%, 11/06/20 .. 2,550 2,550,000
Illinois Development Finance Authority, Series
1998, RB, VRDN (Northern Trust Co. LOC),
0.13%, 11/06/20 ................. 8,000 8,000,000
Illinois Development Finance Authority,
Series 2008, Sub-Series D, RB, VRDN,
0.08%, 11/06/20 ................. 4,860 4,860,000
Illinois Finance Authority, Series 2004, RB,
VRDN (BMO Harris Bank NA LOC),
0.14%, 11/06/20 ................. 11,225 11,225,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois Finance Authority, Series 2007A, RB,
VRDN (JP Morgan Chase Bank NA LOC),
0.14%, 11/06/20 ................. USD 4,100 $ 4,100,000
Illinois Finance Authority, Series 2008C, Sub-
Series 2-B, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.14%, 11/06/20 ...... 25,045 25,045,000
Illinois Finance Authority, Series 2008C, Sub-
Series 3-A, RB, VRDN (Northern Trust Co.
SBPA), 0.11%, 11/06/20 ............ 7,055 7,055,000
Illinois Finance Authority, Series 2008C-1, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.14%, 11/06/20 ................. 34,610 34,610,000
Illinois Finance Authority, Series 2008D,
RB, VRDN (Bank of America NA LOC),
0.14%, 11/06/20 ................. 7,000 7,000,000
Illinois Finance Authority, Series 2009E, RB,
VRDN (JP Morgan Chase Bank NA LOC),
0.12%, 11/06/20 ................. 16,980 16,980,000
Illinois Finance Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XL0072, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.16%, 11/06/20
(a)(c)
............... 7,500 7,500,000
Illinois Finance Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XL0086, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.16%, 11/06/20
(a)(c)
............... 16,150 16,150,000
Illinois Finance Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019-XM0781, RB, VRDN (Wells
Fargo Bank NA LIQ), 0.15%, 11/06/20
(a)(c)
. 23,420 23,420,000
Illinois Housing Development Authority, Series
2018, Sub-Series A-2, RB, VRDN (Federal
Home Loan Bank SBPA), 0.11%, 11/06/20 12,500 12,500,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2015-XF2202,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.16%, 11/06/20
(a)(c)
............... 1,140 1,140,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0801, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.24%, 11/06/20
(a)(c)
............... 3,340 3,340,000
Will County Ill, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-36, GO, VRDN (Royal Bank of
Canada LOC), 0.15%, 11/06/20
(a)(c)
..... 3,000 3,000,000
188,475,000
Indiana — 1.1%
(b)
Indiana Finance Authority, Series 2005A-1,
RB, VRDN (Bank of America NA SBPA),
0.15%, 11/06/20 ................. 21,700 21,700,000
Indiana Finance Authority, Series 2011D,
RB, VRDN (Northern Trust Co. SBPA),
0.12%, 11/06/20 ................. 6,825 6,825,000
Indiana Finance Authority, Series 2016B, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.11%, 11/06/20 ................. 12,300 12,300,000
Indiana Housing & Community Development
Authority, Series 2017B-3, RB, VRDN (TD
Bank NA LIQ), 0.10%, 11/02/20 ....... 10,150 10,150,000
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana Housing & Community Development
Authority, Series 2017C-3, RB, VRDN (TD
Bank NA LIQ), 0.10%, 11/02/20 ....... USD 3,775 $ 3,775,000
54,750,000
Iowa — 4.3%
(b)
Iowa Finance Authority, Series 2003B,
RB, VRDN (Bank of America NA LOC),
0.12%, 11/06/20 ................. 20,910 20,910,000
Iowa Finance Authority, Series 2008B, RB,
VRDN, 0.16%, 11/06/20 ............ 53,625 53,625,000
Iowa Finance Authority, Series 2012, RB,
VRDN (Korea Development Bank LOC),
0.32%, 11/06/20
(a)
................ 90,325 90,325,000
Iowa Finance Authority, Series 2013B-1, RB,
VRDN (TD Bank NA LOC), 0.10%, 11/02/20 6,890 6,890,000
Iowa Finance Authority, Series 2016A, RB,
VRDN, 0.16%, 11/06/20 ............ 29,850 29,850,000
Iowa Finance Authority, Series 2016E, RB,
VRDN (Fannie Mae LIQ), 0.11%, 11/06/20 8,650 8,650,000
Iowa Finance Authority, Series 2018C, RB,
VRDN (JP Morgan Chase Bank NA LOC),
0.11%, 11/06/20 ................. 6,260 6,260,000
Iowa Finance Authority, Series 2020E,
RB, VRDN (TD Bank NA SBPA),
0.11%, 11/06/20 ................. 4,100 4,100,000
220,610,000
Kansas — 0.4%
Kansas Development Finance Authority, Series
2020R, RB, 5.00%, 11/02/20 ......... 4,840 4,840,000
Topeka Kansas Utility, Tender Option Bond
Trust Receipts/Certificates Various
States, Series 2018-XF0696, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.17%, 11/06/20
(a)(b)(c)
.............. 8,580 8,580,000
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018G-23, GO, VRDN (Royal
Bank of Canada LOC), 0.15%, 11/06/20
(a)(b)(c)
6,500 6,500,000
19,920,000
Kentucky — 1.6%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XG0161, RB, VRDN (Bank of America
NA LOC), 0.15%, 11/06/20
(a)(b)(c)
....... 4,960 4,960,000
Louisville & Jefferson County Metropolitan
Sewer District, Series 2020,
0.25%, 11/04/20 ................. 10,000 10,000,060
Louisville & Jefferson County Metropolitan
Sewer District, Series 2020 (Bank of
America NA LOC), 0.22%, 11/05/20 .... 10,000 9,999,920
Louisville and Jefferson County Metropolitan
Sewer District, Series 2020, BAN,
5.00%, 10/20/21 ................. 52,340 54,733,602
University of Louisville, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2020-XM0881, RB, VRDN (Royal
Bank of Canada LIQ), 0.16%, 11/06/20
(a)(b)(c)
2,730 2,730,000
82,423,582
Louisiana — 1.8%
(b)
Louisiana Public Facilities Authority, Series
2004, RB, VRDN, 0.12%, 11/06/20 ..... 7,750 7,750,000
Louisiana Public Facilities Authority, Series
2008B, RB, VRDN, 0.12%, 11/06/20 .... 5,300 5,300,000

2020
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Series
2008C, RB, VRDN, 0.09%, 11/02/20 .... USD 2,600 $ 2,600,000
Louisiana Public Facilities Authority, Series
2009A, RB, VRDN, 0.12%, 11/06/20 .... 8,635 8,635,000
Louisiana Public Facilities Authority, Series
2010, RB, VRDN, 0.12%, 11/06/20 ..... 68,900 68,900,000
Parish of St. Charles, Series 1992B, RB,
VRDN, 0.12%, 11/02/20 ............ 2,200 2,200,000
95,385,000
Maryland — 1.2%
Baltimore County, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF0642, BAN, GO, VRDN (JP Morgan
Chase Bank NA LIQ), 0.16%, 11/06/20
(a)(b)(c)
1,900 1,900,000
Maryland Economic Development Corp., Series
2008A, RB, VRDN, 0.12%, 11/06/20
(b)
... 3,750 3,750,000
Maryland Health & Higher Educational Facilities
Authority, Series 1985B, RB, VRDN (TD
Bank NA LOC), 0.11%, 11/06/20
(b)
..... 12,875 12,875,000
Maryland Health & Higher Educational
Facilities Authority, Series 2000, RB, VRDN
(Manufacturers & Traders Trust Co. LOC),
0.18%, 11/06/20
(b)
................ 15,340 15,340,000
Maryland Health & Higher Educational Facilities
Authority, Series 2008E, RB, VRDN (Bank of
Montreal LOC), 0.06%, 11/06/20
(b)
..... 6,000 6,000,000
Maryland Health & Higher Educational Facilities
Authority, Series 2009B, RB, VRDN (Bank of
America NA LOC), 0.12%, 11/06/20
(b)
... 12,320 12,320,000
Maryland Health & Higher Educational Facilities
Authority, Series 2020B, 0.18%, 12/03/20 8,520 8,519,421
Washington Suburban Sanitary District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XM0816,
RB, VRDN (Barclays Bank plc LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 2,285 2,285,000
62,989,421
Massachusetts — 1.2%
Attleboro, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XM0915, GO, VRDN (Wells Fargo Bank NA
LIQ), 0.15%, 11/06/20
(a)(b)(c)
.......... 6,750 6,750,000
City of Quincy, Series 2020, BAN, GO,
2.00%, 06/11/21 ................. 16,614 16,791,086
Massachusetts Health & Educational Facilities
Authority, Series 2009K-1, RB, VRDN (TD
Bank NA LOC), 0.10%, 11/02/20
(b)
..... 11,100 11,100,000
Massachusetts State Transporting Fund,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0610, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.16%, 11/06/20
(a)(b)(c)
.... 4,500 4,500,000
Massachusetts Water Resources Authority,
Series 2008A-3, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.11%, 11/06/20
(b)
..... 4,175 4,175,000
University of Massachusetts Building Authority,
Series 2011-1, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.10%, 11/06/20
(b)
.... 5,040 5,040,000
University of Massachusetts Building
Authority, Series 2011-2, RB, VRDN,
0.42%, 05/28/21
(b)
................ 11,000 11,000,000
59,356,086
Security
Par (000)
Par (000) Value
Michigan — 3.8%
Board of Trustees of Michigan State University,
Series 2020F, 0.19%, 12/03/20 ....... USD 13,260 $ 13,259,682
Board of Trustees of Michigan State University,
Series 2020F, 0.17%, 12/04/20 ....... 21,170 21,168,984
Kent Hospital Finance Authority, Series 2008C,
RB, VRDN (Bank of New York Mellon LOC),
0.13%, 11/06/20
(b)
................ 5,115 5,115,000
Michigan Building Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019, RB, VRDN (Wells
Fargo Bank NA LIQ), 0.15%, 11/06/20
(a)(b)(c)
4,000 4,000,000
Michigan State Housing Development Authority,
Series 2006C, RB, VRDN (US Bank NA
SBPA), 0.12%, 11/06/20
(b)
........... 14,240 14,240,000
Michigan State Housing Development Authority,
Series 2009D, RB, VRDN (Industrial and
Commercial Bank of China Ltd. SBPA),
0.19%, 11/06/20
(b)
................ 16,640 16,640,000
Michigan State University, Series 2000A-
1, RB, VRDN (PNC Bank NA SBPA),
0.15%, 11/06/20
(b)
................ 33,135 33,135,000
Michigan State University, Series 2003A,
RB, VRDN (Northern Trust Co. SBPA),
0.15%, 11/06/20
(b)
................ 32,590 32,590,000
Michigan State University, Series 2005,
RB, VRDN (PNC Bank NA SBPA),
0.15%, 11/06/20
(b)
................ 37,000 37,000,000
Oakland County Building Authority, Series
2020B, RB, 5.00%, 11/02/20 ......... 4,320 4,320,000
University of Michigan, Series 2012D-1, RB,
VRDN, 0.10%, 11/02/20
(b)
........... 14,195 14,195,000
195,663,666
Minnesota — 1.6%
City of Minneapolis, Series 1997B, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.12%, 11/06/20
(b)
................ 2,530 2,530,000
City of Rochester, Series 2019A, RB,
VRDN (United Fidelity Bank LOC),
0.12%, 11/06/20
(b)
................ 15,000 15,000,000
Housing & Redevelopment Authority of The
City of St. Paul Minnesota, Series 2009C,
RB, VRDN (Wells Fargo Bank NA LOC),
0.12%, 11/06/20
(b)
................ 5,320 5,320,000
Minnesota Housing Finance Agency, Series
2015G, RB, VRDN (Royal Bank of Canada
SBPA), 0.12%, 11/06/20
(b)
........... 2,115 2,115,000
Regents of the University of Minnesota, Series
2020F, 0.19%, 12/04/20 ............ 42,100 42,096,337
University of Minnesota, Series 2020C,
0.20%, 12/08/20 ................. 15,000 14,999,505
82,060,842
Mississippi — 3.0%
(b)
County of Jackson, Series 1993, RB, VRDN,
0.11%, 11/02/20 ................. 44,455 44,455,000
Mississippi Business Finance Corp., Series
2007A, RB, VRDN, 0.14%, 11/02/20 .... 24,300 24,300,000
Mississippi Business Finance Corp., Series
2007B, RB, VRDN, 0.11%, 11/02/20 .... 34,790 34,790,000
Mississippi Business Finance Corp., Series
2010A, RB, VRDN, 0.12%, 11/06/20 .... 24,150 24,150,000
Mississippi Business Finance Corp., Series
2010G, RB, VRDN, 0.11%, 11/02/20 .... 6,900 6,900,000
Mississippi Business Finance Corp., Series
2010H, RB, VRDN, 0.11%, 11/02/20 .... 9,535 9,535,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Mississippi (continued)
Mississippi Business Finance Corp., Series
2010I, RB, VRDN, 0.11%, 11/02/20 ..... USD 1,300 $ 1,300,000
Mississippi Business Finance Corp., Series
2011-B, RB, VRDN, 0.11%, 11/02/20 .... 8,000 8,000,000
153,430,000
Missouri — 1.9%
(b)
City of Kansas City, Series 2008E, RB,
VRDN (Sumitomo Mitsui Banking LOC),
0.11%, 11/06/20 ................. 7,765 7,765,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF0678, RB, VRDN (Royal Bank of
Canada LIQ), 0.15%, 11/06/20
(a)(c)
...... 14,000 14,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XG0184, RB, VRDN (Citibank NA
LOC), 0.17%, 11/06/20
(a)(c)
........... 5,000 5,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019C-17, RB, VRDN (Royal Bank of
Canada LOC), 0.17%, 11/06/20
(a)(c)
..... 14,000 14,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2020-XG0300, RB, VRDN (Bank of America
NA LOC), 0.16%, 11/06/20
(a)(c)
........ 7,500 7,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
C-16, RB, VRDN (Royal Bank of Canada
LOC), 0.19%, 11/06/20
(a)(c)
........... 51,500 51,500,000
99,765,000
Nebraska — 1.7%
Lincoln Nebraska Electric, Series 1995
(JP Morgan Chase Bank NA LOC),
0.22%, 12/04/20 ................. 30,500 30,498,841
Nebraska Investment Finance Authority, Series
2017C, RB, VRDN (Federal Home Loan
Bank SBPA), 0.10%, 11/06/20
(b)
....... 14,600 14,600,000
Omaha Public Power District, Series
2020A (Bank of America NA SBPA),
0.20%, 12/03/20 ................. 14,000 13,999,034
Omaha Public Power District, Series
2020A (Bank of America NA SBPA),
0.18%, 01/06/21 ................. 14,000 13,998,978
Omaha Public Power District Electric, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2685, RB,
VRDN (Citibank NA LIQ), 0.15%, 11/06/20
(a)
(b)(c)
.......................... 5,400 5,400,000
Omaha School District, Series 2020B, GO,
5.00%, 12/15/20 ................. 8,895 8,944,442
87,441,295
Nevada — 2.4%
Las Vegas Valley Water District, Series
2020A (Sumitomo Mitsui Banking LOC),
0.20%, 11/04/20 ................. 43,065 43,064,570
Las Vegas Valley Water District, Series
2020A (Sumitomo Mitsui Banking LOC),
0.22%, 02/03/21 ................. 50,000 49,994,850
Security
Par (000)
Par (000) Value
Nevada (continued)
Las Vegas Valley Water District, Series
2020A (Sumitomo Mitsui Banking LOC),
0.23%, 03/03/21 ................. USD 26,720 $ 26,716,152
Nevada System of Higher Education, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF2858,
COP, VRDN (Barclays Bank plc LIQ),
0.19%, 11/06/20
(a)(b)(c)
.............. 3,975 3,975,000
123,750,572
New Hampshire — 0.1%
New Hampshire Health and Education Facilities
Authority Act, Series 2005A-2, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.11%, 11/02/20
(b)
................ 3,325 3,325,000
New Jersey — 1.2%
County of Mercer, Series 2020A, BAN, GO,
2.00%, 06/10/21 ................. 39,544 39,957,893
County of Middlesex, Series 2020, BAN, GO,
2.00%, 06/03/21 ................. 6,000 6,061,453
New Jersey Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XX1091, RB, VRDN (Barclays Bank plc
LOC), 0.15%, 11/06/20
(a)(b)(c)
.......... 11,545 11,545,000
New Jersey Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2853, RB, VRDN (Barclays Bank plc
LOC), 0.15%, 11/06/20
(a)(b)(c)
.......... 2,740 2,740,000
New Jersey State Housing & Mortgage Finance
Agency, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019,
RB, VRDN (Royal Bank of Canada LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 2,865 2,865,000
63,169,346
New York — 13.4%
Amherst Development Corp., Series 2011A,
RB, VRDN (Manufacturers & Traders Trust
Co. LOC), 0.18%, 11/06/20
(b)
......... 2,000 2,000,000
Battery Park City Authority, Series 2019D-
1, RB, VRDN (TD Bank NA SBPA),
0.10%, 11/06/20
(b)
................ 340 340,000
Bethlehem Central School District, Series
2020A, BAN, GO, 1.50%, 06/29/21 ..... 6,000 6,044,134
City of New York, Series 2005F, Sub-Series
F-3, GO, VRDN (Sumitomo Mitsui Banking
LOC), 0.14%, 11/06/20
(b)
............ 2,500 2,500,000
City of New York, Series 2006I, Sub-Series
I-4, GO, VRDN (TD Bank NA LOC),
0.10%, 11/02/20
(b)
................ 38,635 38,635,000
City of New York, Series 2012G, Sub-Series
G-3, GO, VRDN (Citibank NA LOC),
0.12%, 11/06/20
(b)
................ 9,520 9,520,000
City of New York, Series 2012G, Sub-Series
G-4, GO, VRDN (Citibank NA LOC),
0.12%, 11/06/20
(b)
................ 32,015 32,015,000
City of New York, Series 2014I, Sub-Series
I-3, GO, VRDN (Citibank NA LOC),
0.11%, 11/06/20
(b)
................ 25,550 25,550,000
City of New York, Series 2017A, Sub-
SeriesA-4, GO, VRDN (Citibank NA LOC),
0.12%, 11/06/20
(b)
................ 44,195 44,195,000
City of New York, Series 2018A, Sub-Series
B-4, GO, VRDN (Barclays Bank plc SBPA),
0.11%, 11/02/20
(b)
................ 27,500 27,500,000

2020
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
New York (continued)
City of New York, Series 2018B, Sub-Series
B-5, GO, VRDN (Barclays Bank plc SBPA),
0.11%, 11/02/20
(b)
................ USD 1,800 $ 1,800,000
City of New York (The), Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XM0906, GO,
VRDN (JP Morgan Chase Bank NA LIQ),
0.16%, 11/06/20
(a)(b)(c)
.............. 5,050 5,050,000
City of New York (The), Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XM0908, GO,
VRDN (JP Morgan Chase Bank NA LIQ),
0.16%, 11/06/20
(a)(b)(c)
.............. 2,755 2,755,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0550,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.22%, 11/06/20
(a)(b)(c)
.............. 10,050 10,050,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0677,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.17%, 11/06/20
(a)(b)(c)
.............. 4,595 4,595,000
Metropolitan Transportation Authority, Series
2012A-2, RB, VRDN (Bank of Montreal
LOC), 0.21%, 11/06/20
(b)
............ 22,000 22,000,000
Metropolitan Transportation Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series E-126,
RB, VRDN (Royal Bank of Canada LOC),
0.17%, 11/06/20
(a)(b)(c)
.............. 30,500 30,500,000
Monroe County Industrial Development
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0991, RB, VRDN (Toronto-Dominion
Bank LIQ), 0.15%, 11/06/20
(a)(b)(c)
...... 5,150 5,150,000
New York City Housing Development Corp.,
Series 2017C-4, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.13%, 11/06/20
(b)
.... 17,920 17,920,000
New York City Housing Development Corp.,
Series 2019A-4, RB, VRDN (RBC Capital
Markets SBPA), 0.13%, 11/06/20
(b)
..... 2,950 2,950,000
New York City Housing Development Corp.,
Series 2019E-3, RB, VRDN (Royal Bank of
Canada SBPA), 0.12%, 11/06/20
(b)
..... 8,070 8,070,000
New York City Municipal Water Finance,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019,
RB, VRDN (Bank of America NA LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 2,000 2,000,000
New York City Transitional Finance Authority,
Series 2012C, Sub-Series C-4, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.11%, 11/02/20
(b)
................ 1,550 1,550,000
New York City Transitional Finance
Authority, Series 2014, Sub-Series B-3,
RB, VRDN (Barclays Bank plc SBPA),
0.11%, 11/02/20
(b)
................ 16,800 16,800,000
New York City Transitional Finance Authority,
Series 2019C, RB, 3.00%, 11/02/20 .... 400 400,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2010, Sub-
Series G-6, RB, VRDN (Barclays Bank plc
SBPA), 0.11%, 11/02/20
(b)
........... 3,795 3,795,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured, Series 2011, Sub-
Series A-4, RB, VRDN (Barclays Bank plc
SBPA), 0.11%, 11/02/20
(b)
........... USD 6,700 $ 6,700,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2019, Sub-
Series C-4, RB, VRDN (Barclays Bank plc
SBPA), 0.11%, 11/02/20
(b)
........... 8,065 8,065,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
E120, RB, VRDN (Royal Bank of Canada
LOC), 0.14%, 11/02/20
(a)(b)(c)
.......... 12,200 12,200,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0607, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.16%, 11/06/20
(a)(b)(c)
.... 4,625 4,625,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0992, RB, VRDN (Toronto-Dominion
Bank LIQ), 0.15%, 11/06/20
(a)(b)(c)
...... 3,080 3,080,000
New York City Water & Sewer System,
Series 2003, Sub-Series F-1-A, RB,
VRDN (Barclays Bank plc SBPA),
0.11%, 11/06/20
(b)
................ 13,780 13,780,000
New York City Water & Sewer System, Series
2009BB-2, RB, VRDN (Landesbank
Hessen-Thuringen Girozentrale SBPA),
0.12%, 11/02/20
(b)
................ 26,000 26,000,000
New York City Water & Sewer System, Series
2011DD-1, RB, VRDN (TD Bank NA SBPA),
0.10%, 11/02/20
(b)
................ 7,130 7,130,000
New York City Water & Sewer System, Series
2013, Sub-Series AA2, RB, VRDN (PNC
Bank NA SBPA), 0.15%, 11/06/20
(b)
.... 6,300 6,300,000
New York City Water & Sewer System, Series
2014AA, Sub-Series AA-3, RB, VRDN (TD
Bank NA SBPA), 0.10%, 11/02/20
(b)
.... 7,960 7,960,000
New York City Water & Sewer System, Series
2016BB-1A, RB, VRDN (State Street Bank
& Trust Co. SBPA), 0.13%, 11/02/20
(b)
... 19,615 19,615,000
New York City Water & Sewer System, Series
2017BB, RB, VRDN (Bank of Montreal
SBPA), 0.11%, 11/02/20
(b)
........... 17,200 17,200,000
New York Power Authority, Series 2020
(State Street Bank & Trust Co. SBPA),
0.16%, 11/05/20 ................. 6,100 6,099,975
New York Power Authority, Series 2020
(State Street Bank & Trust Co. SBPA),
0.21%, 11/16/20 ................. 38,522 38,520,729
New York Power Authority, Series 2020
(State Street Bank & Trust Co. SBPA),
0.28%, 12/03/20 ................. 26,495 26,494,444
New York Power Authority, Series 2020
(State Street Bank & Trust Co. SBPA),
0.37%, 02/01/21 ................. 12,000 12,001,212
New York Power Authority, Series 2020-2
(State Street Bank & Trust Co. SBPA),
0.32%, 02/03/21 ................. 11,000 11,001,144
New York State Dormitory Authority, Series
2020B, 5.00%, 03/31/21 ............ 94,085 95,944,308

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2647, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.16%, 11/06/20
(a)(b)(c)
.............. USD 3,000 $ 3,000,000
New York State Housing Finance Agency,
Series 2013A, RB, VRDN (Landesbank
Hessen-Thuringen Girozentrale LOC),
0.12%, 11/02/20
(b)
................ 7,945 7,945,000
New York State Urban Development Corp.,
Series 2004A-3-B, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.12%, 11/06/20
(b)
9,950 9,950,000
New York State Urban Development Corp.,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XM0580, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.16%, 11/06/20
(a)(b)(c)
.... 3,750 3,750,000
New York, Tender Option Bond Trust Receipts/
Certificates Various States, Series G-55,
GO, VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 7,865 7,865,000
Port Authority of New York & New Jersey,
Series 2010B, 0.28%, 11/12/20 ....... 3,150 3,149,965
Port Authority of New York & New Jersey,
Series 2010B, 0.30%, 12/21/20 ....... 1,500 1,499,941
Triborough Bridge & Tunnel Authority, Series
2005A, RB, VRDN (Barclays Bank plc LOC),
0.11%, 11/06/20
(b)
................ 8,700 8,700,000
692,260,852
North Carolina — 2.7%
(b)
Charlotte-Mecklenburg Hospital Authority (The),
Series 2007E, RB, VRDN (TD Bank NA
LOC), 0.10%, 11/02/20 ............. 21,475 21,475,000
Charlotte-Mecklenburg Hospital Authority (The),
Series 2018G, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.11%, 11/02/20 . 5,800 5,800,000
Charlotte-Mecklenburg Hospital Authority (The),
Series 2018H, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.11%, 11/02/20 . 1,050 1,050,000
City of Charlotte, Series 2003F, COP,
VRDN (Bank of America NA SBPA),
0.14%, 11/06/20 ................. 14,390 14,390,000
City of Raleigh, Series 2005B-1, COP,
VRDN (Wells Fargo Bank NA SBPA),
0.11%, 11/06/20 ................. 56,400 56,400,000
University of Chapel Hill Union, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0262,
RB, VRDN (Bank of America NA LIQ),
0.19%, 11/06/20
(a)(c)
............... 640 640,000
University of North Carolina at Chapel Hill,
Series 2001A, RB, VRDN (TD Bank NA
SBPA), 0.10%, 11/02/20 ............ 26,900 26,900,000
University of North Carolina at Chapel Hill,
Series 2001B, RB, VRDN (TD Bank NA
SBPA), 0.10%, 11/02/20 ............ 10,500 10,500,000
137,155,000
North Dakota — 0.5%
(b)
North Dakota Housing Finance Agency, Series
2015C, RB, VRDN (TD Bank NA SBPA),
0.12%, 11/06/20 ................. 8,850 8,850,000
North Dakota Housing Finance Agency, Series
2015E, RB, VRDN (TD Bank NA SBPA),
0.12%, 11/06/20 ................. 12,500 12,500,000
Security
Par (000)
Par (000) Value
North Dakota (continued)
North Dakota Housing Finance Agency, Series
2017H, RB, VRDN (Federal Home Loan
Bank SBPA), 0.12%, 11/06/20 ........ USD 2,745 $ 2,745,000
24,095,000
Ohio — 1.9%
Berea Ohio City School District, Tender Option
Bond Trust Receipts/Certificates Various
States, Series G-54, GO, VRDN (Royal
Bank of Canada LOC), 0.15%, 11/06/20
(a)(b)(c)
4,050 4,050,000
City of Avon, Series 2020, BAN, GO,
1.50%, 06/10/21 ................. 525 528,393
City of Kirtland, Series 2020, BAN, GO,
1.50%, 06/17/21 ................. 2,405 2,422,551
City of Parma, Series 2020, BAN, GO,
1.00%, 07/22/21 ................. 3,000 3,015,136
County of Franklin, Series 2009A, RB,
VRDN (Barclays Bank plc SBPA),
0.11%, 11/06/20
(b)
................ 34,570 34,570,000
County of Franklin, Series 2011DD-1, RB,
VRDN, 0.10%, 11/06/20
(b)
........... 15 15,000
County of Franklin, Series 2017B, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.11%, 11/06/20
(b)
................ 270 270,000
County of Franklin, Series 2018C, RB, VRDN,
0.10%, 11/06/20
(b)
................ 22,250 22,250,000
County of Franklin, Series 2018D, RB, VRDN,
0.11%, 11/06/20
(b)
................ 3,600 3,600,000
Forest Hills Ohio Local School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018G-30, GO,
VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 4,600 4,600,000
Miami County Ohio Hospital Facilities,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019,
RB, VRDN (Royal Bank of Canada LOC),
0.16%, 11/06/20
(a)(b)(c)
.............. 3,000 3,000,000
Ohio Higher Educational Facility Commission,
Series 2013B-1, RB, VRDN (Ohio State
Treasurer SBPA), 0.10%, 11/06/20
(b)
.... 10,000 10,000,000
RBC Municipal Products, Inc. Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019E, RB,
VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 11,395 11,395,000
99,716,080
Oregon — 0.5%
(b)
Oregon State Facilities Authority, Series
2005A, RB, VRDN (Fannie Mae LOC),
0.21%, 11/06/20 ................. 8,375 8,375,000
Oregon State Facilities Authority, Series
2018B, RB, VRDN (TD Bank NA LOC),
0.10%, 11/02/20 ................. 14,885 14,885,000
23,260,000
Pennsylvania — 4.2%
Allegheny County Hospital Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-111, RB,
VRDN (Royal Bank of Canada LOC),
0.14%, 11/02/20
(a)(b)(c)
.............. 10,000 10,000,000
City of Philadelphia, Series 2020-2021A, TAN,
4.00%, 06/30/21 ................. 31,900 32,683,158
Cumberland County Municipal Authority, Series
2019, RB, VRDN (Manufacturers & Traders
Trust Co. LOC), 0.18%, 11/06/20
(b)
..... 16,700 16,700,000

2020
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Emmaus General Authority, Series 1996,
RB, VRDN (Wells Fargo Bank NA SBPA),
0.11%, 11/06/20
(b)
................ USD 39,710 $ 39,710,000
Geisinger Authority Pennsylvania Health
System, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2017-
XF0543, RB, VRDN (Royal Bank of Canada
LIQ), 0.19%, 11/06/20
(a)(b)(c)
.......... 4,000 4,000,000
Geisinger Authority Pennsylvania Health
System, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XM0613, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.22%, 11/06/20
(a)(b)(c)
.... 4,325 4,325,000
General Authority of Southcentral Pennsylvania,
Series 2003, RB, VRDN (Manufacturers &
Traders Trust Co. LOC), 0.18%, 11/06/20
(b)
3,140 3,140,000
General Authority of Southcentral Pennsylvania,
Series 2019C, RB, VRDN (Bank of America
NA LIQ), 0.16%, 11/06/20
(b)
.......... 10,500 10,500,000
General Authority of Southcentral Pennsylvania,
Series 2019D, RB, VRDN (Bank of America
NA LIQ), 0.16%, 11/06/20
(b)
.......... 18,500 18,500,000
Lancaster Industrial Development Authority,
Series 2009C (PNC Bank NA LOC),
0.13%, 11/06/20 ................. 10,970 10,970,000
Lycoming County Authority, Series 2013-S1,
RB, VRDN (Manufacturers & Traders Trust
Co. LOC), 0.18%, 11/06/20
(b)
......... 2,770 2,770,000
Montgomery County Industrial Development
Authority, Series 2002, RB, VRDN (TD Bank
NA SBPA), 0.18%, 11/02/20
(b)
........ 9,485 9,485,000
Oklahoma Development Finance Authority,
Series 2020E-140, 0.15%, 11/06/20 .... 12,500 12,500,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0721, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.16%, 11/06/20
(a)(b)(c)
.... 3,035 3,035,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XL0140, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.15%, 11/06/20
(a)(b)(c)
.......... 1,625 1,625,000
Pennsylvania State University (The), Series
2020E, RB, 5.00%, 03/01/21 ......... 275 279,230
Pennsylvania Turnpike Commission, Series
2020A, RB, VRDN (Barclays Bank plc LOC),
0.10%, 11/06/20
(b)
................ 18,000 18,000,000
Philadelphia Authority for Industrial, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF2836, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.32%, 11/06/20
(a)(b)(c)
.............. 3,930 3,930,000
Sports & Exhibition Authority of Pittsburgh and
Allegheny County, Series 2007A, RB, VRDN
(PNC Bank NA SBPA), 0.15%, 11/06/20
(b)
2,610 2,610,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-YX1075,
RB, VRDN (Barclays Bank plc LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 8,595 8,595,000
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Wilkes-Barre Area School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019, GO,
VRDN (Bank of America NA LOC),
0.16%, 11/06/20
(a)(b)(c)
.............. USD 2,280 $ 2,280,000
215,637,388
Rhode Island — 0.2%
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XM0721, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.15%, 11/06/20
(a)(b)(c)
.......... 8,250 8,250,000
South Carolina — 1.2%
City of Columbia Waterworks & Sewer System,
Series 2009, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.12%, 11/06/20
(b)
...... 22,400 22,400,000
Georgetown County School District, Series
2020, GO, 5.00%, 03/01/21 .......... 3,325 3,376,925
South Carolina Public Service Authority, Series
2019A, RB, VRDN (Bank of America NA
LOC), 0.23%, 11/06/20
(b)
............ 28,960 28,960,000
South Carolina Public Service Authority,
Series 2020A (Barclays Bank plc LOC),
0.23%, 01/06/21 ................. 5,600 5,599,597
60,336,522
South Dakota — 0.4%
(b)
South Dakota Housing Development Authority,
Series 2020B, RB, VRDN, 0.11%, 11/06/20 14,400 14,400,000
South Dakota Housing Development Authority,
Series 2020D, RB, VRDN (Federal Home
Loan Bank SBPA), 0.16%, 11/06/20 .... 7,600 7,600,000
22,000,000
Tennessee — 0.7%
Clarksville Public Building Authority, Series
1999, RB, VRDN (Bank of America NA
LOC), 0.16%, 11/06/20
(b)
............ 2,620 2,620,000
Memphis Sanitary Sewer System, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF0994,
RB, VRDN (Royal Bank of Canada LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 4,340 4,340,000
Metropolitan Government of Nashville
& Davidson County, Series 2020B-1
(JP Morgan Chase Bank NA SBPA),
0.16%, 11/09/20 ................. 20,585 20,584,856
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-YX1087, RB, VRDN (Barclays Bank
plc LIQ), 0.15%, 11/06/20
(a)(b)(c)
........ 10,400 10,400,000
37,944,856
Texas — 9.8%
Abilene Texas, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-31, GO, VRDN (Royal Bank of
Canada LOC), 0.15%, 11/06/20
(a)(b)(c)
.... 12,355 12,355,000
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2015-XF0220, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.22%, 11/06/20
(a)(b)(c)
.............. 27,745 27,745,000
Bexar County Housing Finance Corp., Series
2000, RB, VRDN (Fannie Mae LOC),
0.12%, 11/06/20
(b)
................ 2,720 2,720,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Texas (continued)
City of Austin, Series 2017A, RB, VRDN
(Citibank NA LOC), 0.12%, 11/06/20
(b)
... USD 14,645 $ 14,645,000
City of Austin Water & Wastewater System,
Series 2008, RB, VRDN (Barclays Bank plc
LOC), 0.13%, 11/06/20
(b)
............ 8,165 8,165,000
City of Garland, Series 2018 (Bank of America
NA LOC), 0.19%, 12/03/20 .......... 17,300 17,299,377
City of Garland, Series 2020 (Sumitomo Mitsui
Banking LOC), 0.25%, 11/23/20 ....... 6,000 5,999,862
City of Garland, Series 2020 (Sumitomo Mitsui
Banking LOC), 0.20%, 12/03/20 ....... 8,000 7,999,688
City of New Braunfels Utility System, Series
2019A (JP Morgan Chase Bank NA SBPA),
0.22%, 12/09/20 ................. 10,000 9,999,550
City of San Antonio, Series 2013, GO,
5.00%, 02/01/21 ................. 770 778,929
City of San Antonio, Series 2020A (Bank of
America NA SBPA), 0.68%, 11/04/20 ... 50,000 50,004,150
City of San Antonio, Series 2020A (Bank of
America NA SBPA), 0.27%, 01/05/21 ... 7,000 7,000,497
City of San Antonio, Series 2020A (Bank of
America NA SBPA), 0.25%, 01/05/21 ... 32,500 32,497,043
Dallas Area Rapid Transit, Series 2020IIA
(JP Morgan Chase Bank NA SBPA),
0.21%, 11/12/20 ................. 3,500 3,499,954
Dallas Texas Independent School District,
Series 2020A (JP Morgan Chase Bank NA
LOC), 0.28%, 07/02/21 ............. 10,000 9,997,280
Dallas Texas Water Works & Swear System,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2697, RB, VRDN (Citibank NA LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 6,000 6,000,000
Harris County Health Facilities Development
Corp., Series 2008A-2, RB, VRDN,
0.10%, 11/02/20
(b)
................ 9,690 9,690,000
Katy Independent School District, Series 2020,
GO, 5.00%, 02/15/21 .............. 1,500 1,520,249
Lamar Texas Cons Independent School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series G-18,
GO, VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 7,740 7,740,000
Laredo Texas, Tender Option Bond Trust
Receipts/Certificates Various States, Series
G-60, GO, VRDN (Royal Bank of Canada
LOC), 0.15%, 11/06/20
(a)(b)(c)
.......... 10,520 10,520,000
Leander Texas Independent School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series G-62,
GO, VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 2,000 2,000,000
North Bend Water Authority Texas Water,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0816, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.22%, 11/06/20
(a)(b)(c)
.... 16,520 16,520,000
North Texas Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2020E-145, VRDN (Royal Bank of
Canada LOC), 0.15%, 11/06/20
(a)(b)(c)
.... 11,000 11,000,000
Pasadena Independent School District, Series
2005-B, GO, VRDN (JP Morgan Chase
Bank NA SBPA), 0.11%, 11/06/20
(b)
..... 20,965 20,965,000
Security
Par (000)
Par (000) Value
Texas (continued)
Port of Arthur Navigation District Industrial
Development Corp., Series 2002C, RB,
VRDN, 0.17%, 11/06/20
(b)
........... USD 1,500 $ 1,500,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2010A, RB,
VRDN, 0.17%, 11/06/20
(b)
........... 3,000 3,000,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2012, RB,
VRDN, 0.17%, 11/06/20
(b)
........... 9,500 9,500,000
Red River Education Finance Corp., Series
2006, RB, VRDN (TD Bank NA SBPA),
0.11%, 11/06/20
(b)
................ 20,000 20,000,000
San Antonio Electric & Gas, Series 2020B
(State Street Bank & Trust Co. SBPA),
0.19%, 01/05/21 ................. 3,800 3,799,806
San Antonio Housing Trust Finance Corp.,
Series 2020A, RB, VRDN (United Fidelity
Bank LOC), 0.12%, 11/06/20
(b)
........ 8,625 8,625,000
San Antonio Housing Trust Finance Corp.,
Series 2020B, RB, VRDN (United Fidelity
Bank LOC), 0.12%, 11/06/20
(b)
........ 2,000 2,000,000
South Texas Community College District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018G-
35, GO, VRDN (Royal Bank of Canada
LOC), 0.15%, 11/06/20
(a)(b)(c)
.......... 7,135 7,135,000
State of Texas, Series 2012B, GO, VRDN
(State Street Bank & Trust Co. SBPA),
0.15%, 11/06/20
(b)
................ 1,040 1,040,000
State of Texas, Series 2013A, GO, VRDN
(State Street Bank & Trust Co. SBPA),
0.15%, 11/06/20
(b)
................ 11,855 11,855,000
State of Texas, Series 2014A, GO, VRDN
(State Street Bank & Trust Co. SBPA),
0.15%, 11/06/20
(b)
................ 9,625 9,625,000
State of Texas, Series 2015A, GO, VRDN
(State Street Bank & Trust Co. SBPA),
0.15%, 11/06/20
(b)
................ 21,860 21,860,000
State of Texas, Series 2018, GO, VRDN
(Federal Home Loan Bank LIQ),
0.15%, 11/06/20
(b)
................ 1,215 1,215,000
State of Texas, Series 2020, TAN,
4.00%, 08/26/21 ................. 50,000 51,532,770
Tarrant County Cultural Education Facilities
Finance Corp., Series 2008A, RB, VRDN
(TD Bank NA LOC), 0.10%, 11/02/20
(b)
.. 17,125 17,125,000
Texas Water Development Board, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2015-XF2201,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.16%, 11/06/20
(a)(b)(c)
.............. 300 300,000
Tomball Independent School District, Series
2020, GO, 5.00%, 02/15/21 .......... 375 379,986
University of Texas System (The), Series
2020A, 0.24%, 02/03/21 ............ 23,000 22,994,549
University of Texas System (The), Series
2020A, 0.43%, 02/19/21 ............ 15,500 15,495,769
505,644,459
Utah — 1.8%
(b)
County of Utah, Series 2016C, RB,
VRDN (BMO Harris Bank NA SBPA),
0.11%, 11/06/20 ................. 71,275 71,275,000
County of Utah, Series 2016E, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.13%, 11/06/20 ................. 9,805 9,805,000

2020
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Utah (continued)
County of Utah, Series 2018C, RB, VRDN (TD
Bank NA SBPA), 0.12%, 11/02/20 ...... USD 3,900 $ 3,900,000
County of Weber, Series 2000C, RB, VRDN
(Bank of New York Mellon SBPA),
0.11%, 11/02/20 ................. 2,500 2,500,000
Intermountain Power Agency Utah Power,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
E142, RB, VRDN (Royal Bank of Canada
LOC), 0.15%, 11/06/20
(a)(c)
........... 3,380 3,380,000
Utah County Hospital, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019, RB, VRDN (Wells Fargo Bank
NA LIQ), 0.15%, 11/06/20
(a)(c)
......... 1,910 1,910,000
92,770,000
Virginia — 1.2%
(b)
Fairfax County Industrial Development
Authority, Series 2016C, RB, VRDN,
0.15%, 11/06/20 ................. 3,665 3,665,000
Fairfax County Industrial Development
Authority, Series 2018C, RB, VRDN,
0.15%, 11/06/20 ................. 16,500 16,500,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0606,
RB, VRDN (Bank of America NA LIQ),
0.16%, 11/06/20
(a)(c)
............... 4,400 4,400,000
Loudoun County Economic Development
Authority, Series 2003A, RB, VRDN,
0.12%, 11/06/20 ................. 8,455 8,455,000
Loudoun County Economic Development
Authority, Series 2003F, RB, VRDN,
0.12%, 11/06/20 ................. 8,460 8,460,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XG0183, RB, VRDN (Barclays Bank plc
LIQ), 0.15%, 11/06/20
(a)(c)
........... 12,860 12,860,000
Virginia Commonwealth Transportation Board
Trust, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0659, RB, VRDN (Royal Bank of Canada
LIQ), 0.15%, 11/06/20
(a)(c)
........... 6,000 6,000,000
60,340,000
Washington — 0.7%
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/20 ................. 1,405 1,409,126
King County Washington Housing Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XL0141, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.15%, 11/06/20
(a)(b)(c)
.......... 5,300 5,300,000
State of Washington, Series R-2020C, GO,
5.00%, 01/01/21 ................. 3,000 3,023,077
State of Washington, Series R-2020D, GO,
5.00%, 01/01/21 ................. 265 267,039
Washington Higher Education Facilities
Authority, Series 2004, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.14%, 11/06/20
(b)
................ 19,535 19,535,000
Security
Par (000)
Par (000) Value
Washington (continued)
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF2527, RB, VRDN (Citibank NA LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. USD 1,875 $ 1,875,000
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XX1106, RB, VRDN (Barclays Bank
plc LOC), 0.16%, 11/06/20
(a)(b)(c)
....... 6,240 6,240,000
37,649,242
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Series
2018C, RB, VRDN (TD Bank NA LOC),
0.12%, 11/06/20
(b)
................ 22,955 22,955,000
Wisconsin — 1.6%
(b)
University of Wisconsin Hospitals & Clinics,
Series 2009B, RB, VRDN (US Bank NA
LOC), 0.12%, 11/06/20 ............. 26,750 26,750,000
University of Wisconsin Hospitals & Clinics,
Series 2018C, RB, VRDN (BMO Harris Bank
NA SBPA), 0.11%, 11/02/20 .......... 12,300 12,300,000
Wisconsin Housing & Economic Development
Authority, Series 2017D, RB, VRDN (Royal
Bank of Canada SBPA), 0.12%, 11/06/20 . 9,200 9,200,000
Wisconsin Housing & Economic Development
Authority, Series 2018C, RB, VRDN (Royal
Bank of Canada SBPA), 0.12%, 11/06/20 . 17,865 17,865,000
Wisconsin Housing & Economic Development
Authority, Series 2019B, RB, VRDN (Federal
Home Loan Bank SBPA), 0.12%, 11/06/20 17,400 17,400,000
83,515,000
Wyoming — 0.2%
Wyoming Community Development Authority,
Series 2018-2, RB, VRDN (Royal Bank of
Canada SBPA), 0.12%, 11/06/20
(b)
..... 9,750 9,750,000
Total Municipal Bonds — 96.6%
(Cost: $4,989,528,032) ........................... 4,989,663,435
Closed-End Investment Companies — 3.3%
(b)
California — 1.0%
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2013, VRDP, (Citibank
NA LOC), 0.15%, 11/06/20 .......... 25,000 25,000,000
Nuveen California AMT-Free Quality
Municipal Income Fund, Series 2016,
VRDP, (Sumitomo Mitsui Banking LOC),
0.15%, 11/06/20
(a)
................ 25,000 25,000,000
50,000,000
New York — 1.8%
Nuveen AMT-Free Quality Municipal Income
Fund, Series 2016, VRDP, (Sumitomo Mitsui
Banking LOC), 0.17%, 11/06/20 ....... 14,300 14,300,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP, (Citibank
NA LOC), 0.17%, 11/06/20 .......... 49,500 49,500,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2016, VRDP, (Toronto-
Dominion Bank LOC), 0.18%, 11/06/20
(a)
. 30,000 30,000,000
93,800,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Security
Par (000)
Par (000) Value
Other — 0.5%
Nuveen AMT-Free Municipal Credit Income
Fund, Series 2013, VRDP, (Citibank NA
LOC), 0.17%, 11/06/20 ............. USD 19,000 $ 19,000,000
Nuveen AMT-Free Quality Municipal Income
Fund, Series 2013, VRDP, (Citibank NA
LOC), 0.17%, 11/06/20
(a)
............ 6,900 6,900,000
25,900,000
Total Closed-End Investment Companies — 3.3%
(Cost: $169,700,000) ............................. 169,700,000
Total Investments — 99.9%
(Cost: $5,159,228,032 )
(e)
.......................... 5,159,363,435
Other Assets Less Liabilities — 0.1% ................... 4,379,977
Net Assets — 100.0% .............................. $ 5,163,743,412
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 5,159,363,435 $ — $ 5,159,363,435

2020
BlackRock Annual Report to Shareholders
MuniFund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 97.0%
Alaska — 0.6%
Alaska Housing Finance Corp., Series 2009A,
RB, VRDN (Wells Fargo Bank NA SBPA),
0.12%, 11/06/20
(a)
................ USD 475 $ 475,000
Colorado — 2.0%
(a)
City of Colorado Springs Utilities System,
Series 2006B, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale SBPA),
0.15%, 11/06/20 ................. 500 500,000
City of Colorado Springs Utilities System,
Series 2009C, RB, VRDN (Sumitomo Mitsui
Banking SBPA), 0.12%, 11/06/20 ...... 5 5,000
Colorado Health Facilities Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0667, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.16%, 11/06/20
(b)(c)
............... 1,000 1,000,000
1,505,000
Connecticut — 0.9%
(a)
Connecticut Housing Finance Authority, Series
2015C, Sub-Series C-3, RB, VRDN (Royal
Bank of Canada SBPA), 0.12%, 11/06/20 . 400 400,000
Connecticut Housing Finance Authority, Series
2016F, Sub-Series F-5, RB, VRDN ( Helaba
SBPA SBPA), 0.12%, 11/06/20 ........ 300 300,000
700,000
District of Columbia — 2.4%
(a)
District of Columbia, Series 2007A, RB, VRDN
(Manufacturers & Traders Trust Co. LOC),
0.18%, 11/06/20 ................. 900 900,000
Metropolitan Wash Transportation Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XG0267, RB, VRDN (Bank of America NA
LOC), 0.17%, 11/06/20
(b)(c)
........... 950 950,000
1,850,000
Florida — 4.5%
(a)
City of Gainesville Utilities System, Series
2007A, RB, VRDN (State Street Bank &
Trust Co. SBPA), 0.12%, 11/06/20 ..... 900 900,000
Highlands County Health Facilities Authority,
Series 2012I, RB, VRDN, 0.12%, 11/06/20 2,500 2,500,000
3,400,000
Illinois — 0.7%
Illinois Finance Authority, Series 2008C, Sub-
Series 2-B, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.14%, 11/06/20
(a)
.... 565 565,000
Iowa — 2.9%
(a)
Iowa Finance Authority, Series 2015B, RB,
VRDN (Federal Home Loan Bank SBPA),
0.12%, 11/06/20 ................. 475 475,000
Iowa Finance Authority, Series 2016A, RB,
VRDN, 0.16%, 11/06/20 ............ 1,700 1,700,000
2,175,000
Kansas — 1.3%
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018G-23, GO, VRDN (Royal
Bank of Canada LOC), 0.15%, 11/06/20
(a)(b)(c)
1,000 1,000,000
Security
Par (000)
Par (000) Value
Maryland — 3.2%
(a)
Maryland Health & Higher Educational Facilities
Authority, Series 2008D, RB, VRDN (TD
Bank NA LOC), 0.10%, 11/02/20 ...... USD 700 $ 700,000
Maryland Health & Higher Educational Facilities
Authority, Series 2018, RB, VRDN (M&T
Bank LOC), 0.18%, 11/06/20
(c)
........ 1,725 1,725,000
2,425,000
Massachusetts — 4.1%
Boston Water & Sewer Commission, Series
2020A (State Street Bank & Trust Co. LOC),
0.15%, 12/03/20 ................. 2,000 2,000,000
Massachusetts Bay Transportation Authority,
Series 2018A, Sub-Series A-2, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.11%, 11/06/20
(a)
................ 1,100 1,100,000
3,100,000
Michigan — 6.6%
Board of Trustees of Michigan State University,
Series 2020F, 0.19%, 12/03/20 ....... 2,000 2,000,000
University of Michigan, Series 2012B, RB,
VRDN, 0.10%, 11/02/20
(a)
........... 3,000 3,000,000
5,000,000
Minnesota — 5.6%
(a)
City of Minneapolis, Series 1997B, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.12%, 11/06/20 ................. 2,500 2,500,000
City of Rochester, Series 2008A, RB, VRDN,
0.12%, 11/06/20 ................. 1,750 1,750,000
4,250,000
Missouri — 4.0%
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
C-16, RB, VRDN (Royal Bank of Canada
LOC), 0.19%, 11/06/20
(a)(b)(c)
.......... 3,000 3,000,000
Nevada — 2.8%
Las Vegas Valley Water District, Series
2020A (Sumitomo Mitsui Banking LOC),
0.20%, 11/04/20 ................. 1,500 1,500,000
Nevada System of Higher Education, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF2858,
COP, VRDN (Barclays Bank plc LIQ),
0.19%, 11/06/20
(a)(b)(c)
.............. 600 600,000
2,100,000
New Hampshire — 2.2%
New Hampshire Health and Education Facilities
Authority Act, Series 2005A-2, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.11%, 11/02/20
(a)
................ 1,700 1,700,000
New York — 17.3%
Bethlehem Central School District, Series
2020A, BAN, GO, 1.50%, 06/29/21 ..... 1,000 1,007,200
City of New York, Series 2006I, Sub-Series
I-4, GO, VRDN (TD Bank NA LOC),
0.10%, 11/02/20
(a)
................ 2,100 2,100,000
City of New York, Series 2012G, Sub-Series
G-6, GO, VRDN (Mizuho Bank Ltd. LOC),
0.12%, 11/02/20
(a)
................ 800 800,000
Metropolitan Transportation Authority, Series
2008A-1, RB, VRDN (TD Bank NA LOC),
0.10%, 11/02/20
(a)
................ 20 20,000

MuniFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority,
Series 2013A, Sub-Series A-4, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.11%, 11/02/20
(a)
................ USD 700 $ 700,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2014, Sub-
Series D-3, RB, VRDN (Mizuho Bank Ltd.
SBPA), 0.12%, 11/02/20
(a)
........... 1,500 1,500,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2019, Sub-
Series A-4, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.11%, 11/02/20
(a)
..... 1,100 1,100,000
New York City Water & Sewer System, Series
2014AA, Sub-Series AA-1, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.11%, 11/02/20
(a)
................ 500 500,000
New York City Water & Sewer System, Series
2014AA, Sub-Series AA-1, RB, VRDN
(Mizuho Bank Ltd. SBPA), 0.11%, 11/02/20
(a)
1,100 1,100,000
New York City Water & Sewer System, Series
2015BB, Sub-Series BB-2, RB, VRDN
(Mizuho Bank Ltd. SBPA), 0.13%, 11/02/20
(a)
800 800,000
New York Power Authority, Series 2020-2
(State Street Bank & Trust Co. SBPA),
0.32%, 02/03/21 ................. 1,000 1,000,000
New York State Dormitory Authority, Series
2020B, 5.00%, 03/31/21 ............ 1,000 1,018,267
New York State Urban Development Corp.,
Series 2004A-3-C, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.12%, 11/06/20
(a)
435 435,000
Port Authority of New York & New Jersey,
Series 2010B, 0.28%, 11/12/20 ....... 1,000 1,000,000
13,080,467
North Carolina — 1.1%
North Carolina Medical Care Commission,
Series 2001A, RB, VRDN (BMO Harris Bank
NA SBPA), 0.12%, 11/06/20
(a)
........ 800 800,000
Ohio — 4.0%
(a)
County of Franklin, Series 2018D, RB, VRDN,
0.11%, 11/06/20 ................. 1,500 1,500,000
Ohio State Hospital Facility, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2017-XF0573, RB,
VRDN (Toronto-Dominion Bank LIQ),
0.17%, 11/06/20
(b)(c)
............... 525 525,000
RBC Municipal Products, Inc. Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019E, RB,
VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(b)(c)
............... 965 965,000
2,990,000
Oregon — 3.7%
Oregon State Facilities Authority, Series
2018B, RB, VRDN (TD Bank NA LOC),
0.10%, 11/02/20
(a)
................ 2,800 2,800,000
Pennsylvania — 4.6%
City of Philadelphia, Series 2020-2021A, TAN,
4.00%, 06/30/21 ................. 1,500 1,536,952
Sports & Exhibition Authority of Pittsburgh and
Allegheny County, Series 2007A, RB, VRDN
(PNC Bank NA SBPA), 0.15%, 11/06/20
(a)
1,920 1,920,000
3,456,952
Security
Par (000)
Par (000) Value
Texas — 10.0%
Bexar County Housing Finance Corp., Series
2000, RB, VRDN (Fannie Mae LOC),
0.12%, 11/06/20
(a)
................ USD 485 $ 485,000
City of Austin, Series 2017A, RB, VRDN
(Citibank NA LOC), 0.12%, 11/06/20
(a)
... 150 150,000
City of San Antonio, Series 2020A (Bank of
America NA SBPA), 0.25%, 01/05/21 ... 1,500 1,500,000
Dallas Area Rapid Transit, Series 2020IIA
(JP Morgan Chase Bank NA SBPA),
0.21%, 11/12/20 ................. 500 500,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2010A, RB,
VRDN, 0.17%, 11/06/20
(a)
........... 1,000 1,000,000
Tarrant County Cultural Education Facilities
Finance Corp., Series 2008A, RB, VRDN
(TD Bank NA LOC), 0.10%, 11/02/20
(a)
.. 1,955 1,955,000
University of Texas System (The), Series
2020A, 0.43%, 02/19/21 ............ 2,000 2,000,000
7,590,000
Utah — 4.0%
County of Weber, Series 2000A, RB, VRDN
(Bank of New York Mellon SBPA),
0.11%, 11/02/20
(a)
................ 3,000 3,000,000
Virginia — 2.8%
(a)
Fairfax County Industrial Development
Authority, Series 2016C, RB, VRDN,
0.15%, 11/06/20 ................. 1,410 1,410,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0606,
RB, VRDN (Bank of America NA LIQ),
0.16%, 11/06/20
(b)(c)
............... 700 700,000
2,110,000
Washington — 3.1%
(a)
County of King, Series 2019A, GO, VRDN (TD
Bank NA SBPA), 0.11%, 11/02/20 ...... 800 800,000
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XX1106, RB, VRDN (Barclays Bank
plc LOC), 0.16%, 11/06/20
(b)(c)
........ 1,000 1,000,000
Washington State Housing Finance
Commission, Series 2000, RB, VRDN (Wells
Fargo Bank NA LOC), 0.14%, 11/06/20 .. 570 570,000
2,370,000
Wisconsin — 2.6%
Public Finance Authority, Series 2019B,
RB, VRDN (Barclays Bank plc LOC),
0.11%, 11/06/20
(a)
................ 1,980 1,980,000
Total Municipal Bonds — 97.0%
(Cost: $73,422,419) .............................. 73,422,419

2020
BlackRock Annual Report to Shareholders
MuniFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies — 2.9%
New York — 2.9%
(a)
Nuveen AMT-Free Quality Municipal Income
Fund, Series 2016, VRDP, (Sumitomo Mitsui
Banking LOC), 0.17%, 11/06/20 ....... USD 700 $ 700,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP, (Citibank
NA LOC), 0.17%, 11/06/20 .......... 1,500 1,500,000
2,200,000
Total Closed-End Investment Companies — 2.9%
(Cost: $2,200,000) .............................. 2,200,000
Total Investments — 99.9%
(Cost: $75,622,419 )
(d)
............................ 75,622,419
Other Assets Less Liabilities — 0.1% ................... 82,494
Net Assets — 100.0% .............................. $ 75,704,913
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 75,622,419 $ — $ 75,622,419

California Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 96.7%
California — 96.7%
Abag Finance Authority for Nonprofit Corp.,
Series 2009A, RB, VRDN (Bank of America
NA LOC), 0.10%, 11/06/20
(a)
......... USD 900 $ 900,000
Abag Finance Authority for Nonprofit Corp.,
Series 2009C, RB, VRDN (Citibank NA
LOC), 0.10%, 11/06/20
(a)
............ 1,450 1,450,000
Bay Area Toll Authority, Series 2008C-1, RB,
VRDN (Sumitomo Mitsui Banking LOC),
0.09%, 11/06/20
(a)
................ 985 985,000
Bay Area Toll Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2016-XG0019, RB, VRDN (Bank of
America NA LIQ), 0.13%, 11/06/20
(a)(b)(c)
.. 4,200 4,200,000
California Health Facilities Financing
Authority, Series 2008-B1, RB, VRDN,
0.11%, 11/06/20
(a)
................ 2,350 2,350,000
California Health Facilities Financing Authority,
Series 2009C, RB, VRDN (US Bank NA
LOC), 0.09%, 11/06/20
(a)
............ 1,340 1,340,000
California Health Facilities Financing Authority,
Series 2011B, RB, VRDN (Bank of Montreal
LOC), 0.07%, 11/06/20
(a)
............ 2,535 2,535,000
California Health Facilities Financing Authority,
Series 2011C, RB, VRDN (Bank of Montreal
LOC), 0.10%, 11/06/20
(a)
............ 875 875,000
California Health Facilities Financing
Authority, Series 2012C, RB, VRDN,
0.07%, 11/06/20
(a)
................ 3,800 3,800,000
California Municipal Finance Authority, Series
2010A, RB, VRDN, 0.10%, 11/02/20
(a)
... 7,350 7,350,000
California Pollution Control Financing
Authority, Series 1997B, RB, VRDN,
0.10%, 11/02/20
(a)
................ 3,100 3,100,000
California Statewide Communities Development
Authority, Series 2008B, RB, VRDN (Wells
Fargo Bank NA LOC), 0.10%, 11/02/20
(a)
. 2,500 2,500,000
California Statewide Communities Development
Authority, Series 2008C, RB, VRDN
(Northern Trust Co. LOC), 0.08%, 11/06/20
(a)
5,995 5,995,000
California University of Sciences & Medicine,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.32%, 11/06/20
(a)(b)(c)
.............. 8,475 8,475,000
Chino Valley California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XM0836, GO, VRDN (Toronto-Dominion
Bank LIQ), 0.15%, 11/06/20
(a)(b)(c)
...... 3,940 3,940,000
City & County of San Francisco, Series 2017B-
1, RB, VRDN (Bank of America NA LOC),
0.11%, 11/06/20
(a)
................ 450 450,000
City of Los Angeles, Series 2020, TAN,
4.00%, 06/24/21 ................. 2,000 2,047,996
County of Los Angeles, Series 2020-21A, TAN,
4.00%, 06/30/21 ................. 1,000 1,024,888
County of Riverside, Series 2020, TAN,
4.00%, 06/30/21 ................. 2,000 2,049,641
Del Mar California, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XG0259, VRDN (Bank of America NA
LOC), 0.16%, 11/06/20
(a)(b)(c)
.......... 2,655 2,655,000
Security
Par (000)
Par (000) Value
California (continued)
East Bay Municipal Utility District Water
System, Series 2008A-1, RB, VRDN (Wells
Fargo Bank NA SBPA), 0.08%, 11/06/20
(a)
USD 6,335 $ 6,335,000
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA SBPA),
0.11%, 11/02/20
(a)
................ 2,085 2,085,000
Fontana California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2895, GO, VRDN (Barclays Bank plc
LIQ), 0.14%, 11/06/20
(a)(b)(c)
.......... 3,000 3,000,000
Gilroy California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019,
GO, VRDN (Royal Bank of Canada LIQ),
0.16%, 11/06/20
(a)(b)(c)
.............. 2,000 2,000,000
Hartnell Community College District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0587,
GO, VRDN (Toronto-Dominion Bank LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 1,150 1,150,000
Long Beach California Community College,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019,
GO, VRDN (JP Morgan Chase Bank NA
LIQ), 0.14%, 11/06/20
(a)(b)(c)
.......... 2,695 2,695,000
Long Beach California University School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0862, GO, VRDN (TD Bank NA LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 1,610 1,610,000
Los Angeles California Housing Department,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.14%, 11/06/20
(a)(b)(c)
.............. 1,875 1,875,000
Los Angeles California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XM0703, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.14%, 11/06/20
(a)(b)(c)
.... 2,225 2,225,000
Los Angeles Department of Water & Power
System, Series 2001B, Sub-Series B-1,
RB, VRDN (Royal Bank of Canada SBPA),
0.07%, 11/06/20
(a)
................ 1,000 1,000,000
Los Angeles Department of Water & Power
System, Series 2001B, Sub-Series
B-4, RB, VRDN (Citibank NA SBPA),
0.10%, 11/02/20
(a)
................ 1,900 1,900,000
Los Angeles Department of Water & Power
System, Series 2001B-2, RB, VRDN (Bank
of The West SBPA), 0.08%, 11/06/20
(a)
.. 7,000 7,000,000
Los Angeles Department of Water & Power
System, Series 2019A, Sub-Series
A-2, RB, VRDN (TD Bank NA SBPA),
0.11%, 11/02/20
(a)
................ 1,900 1,900,000
Metropolitan Water District of Southern
California, Series 2017E, RB, VRDN,
0.37%, 06/21/21
(a)
................ 10,000 10,000,000
Metropolitan Water District of Southern
California, Series 2018A-2, RB, VRDN
(Toronto-Dominion Bank SBPA),
0.10%, 11/02/20
(a)
................ 4,510 4,510,000
Municipal Improvement Corp. of Los Angeles,
Series 2020A-3 (US Bank NA LOC),
0.24%, 04/20/21 ................. 3,000 2,999,718

2020
BlackRock Annual Report to Shareholders
California Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
California (continued)
Northern California Power Agency, Series
2008A, RB, VRDN (Bank of America NA
LOC), 0.10%, 11/06/20
(a)
............ USD 450 $ 450,000
Orange County Water District, Series
2003A, COP, VRDN (Citibank NA LOC),
0.10%, 11/06/20
(a)
................ 1,700 1,700,000
Regents of the University of California Medical
Center Pooled, Series 2007B, Sub-Series
B-2, RB, VRDN, 0.08%, 11/02/20
(a)
..... 3,965 3,965,000
Sacramento Municipal Utility District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF0944,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 4,000 4,000,000
Sacramento Transportation Authority, Series
2014A, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.08%, 11/06/20
(a)
...... 1,540 1,540,000
Sacramento Transportation Authority, Series
2015A, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.07%, 11/06/20
(a)
...... 3,375 3,375,000
San Diego County Regional Transportation
Commission, Series 2008A, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.08%, 11/06/20
(a)
................ 500 500,000
San Diego Public Facilities Financing Authority,
Series 2020B (Bank of America NA LOC),
0.29%, 01/11/21 ................. 2,000 1,999,958
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2017-XF2449, GO, VRDN (Citibank NA
LIQ), 0.14%, 11/06/20
(a)(b)(c)
.......... 200 200,000
San Francisco City & County Airport Comm -
San Francisco International Airport, Series
2018B, RB, VRDN (Barclays Bank plc LOC),
0.10%, 11/06/20
(a)
................ 1,200 1,200,000
San Francisco City & County Airport Comm -
San Francisco International Airport, Series
2018C, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.10%, 11/06/20
(a)
...... 300 300,000
San Jose California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2534, GO, VRDN (Toronto-Dominion
Bank LIQ), 0.15%, 11/06/20
(a)(b)(c)
...... 1,820 1,820,000
Security
Par (000)
Par (000) Value
California (continued)
San Mateo California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0925, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.14%, 11/06/20
(a)(b)(c)
.... USD 4,357 $ 4,357,000
Santa Barbara California Unified School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019,
GO, VRDN (JP Morgan Chase Bank NA
LIQ), 0.17%, 11/06/20
(a)(b)(c)
.......... 869 869,000
Santa Clara Valley Transportation Authority,
Series 2008D, RB, VRDN (TD Bank NA
SBPA), 0.10%, 11/02/20
(a)
........... 2,100 2,100,000
State of California, Series 2004B5, GO, VRDN
(US Bank NA LOC), 0.09%, 11/02/20
(a)
.. 1,960 1,960,000
State of California, Series 2005B5, GO,
VRDN (MUFG Union Bank NA LOC),
0.09%, 11/02/20
(a)
................ 1,900 1,900,000
University of California, Series 2013AL-3, RB,
VRDN, 0.10%, 11/02/20
(a)
........... 2,800 2,800,000
University of California, Series 2013AL-4, RB,
VRDN, 0.10%, 11/02/20
(a)
........... 2,800 2,800,000
Western Municipal Water District Facilities
Authority, Series 2012A, RB, VRDN (TD
Bank NA LOC), 0.08%, 11/06/20
(a)
..... 485 485,000
Total Municipal Bonds — 96.7%
(Cost: $148,626,923) ............................. 148,628,201
Closed-End Investment Companies — 3.3%
California — 3.3%
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2013, VRDP, (Citibank
NA LOC), 0.15%, 11/06/20
(a)
......... 5,000 5,000,000
Total Closed-End Investment Companies — 3.3%
(Cost: $5,000,000) .............................. 5,000,000
Total Investments — 100.0%
(Cost: $153,626,923 )
(d)
............................ 153,628,201
Other Assets Less Liabilities — 0.0% ................... 38,025
Net Assets — 100.0% .............................. $ 153,666,226
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

California Money Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 153,628,201 $ — $ 153,628,201

2020
BlackRock Annual Report to Shareholders
New York Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2020
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 93.9%
New York — 93.9%
Amherst Development Corp., Series 2011A,
RB, VRDN (Manufacturers & Traders Trust
Co. LOC), 0.18%, 11/06/20
(a)
......... USD 2,200 $ 2,200,000
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019, VRDN (Royal Bank of Canada
LOC), 0.15%, 11/06/20
(a)(b)
........... 6,000 6,000,000
Bethlehem Central School District, Series
2020A, BAN, GO, 1.50%, 06/29/21 ..... 1,206 1,214,419
Build NYC Resource Corp., Series
2015, RB, VRDN (TD Bank NA LOC),
0.13%, 11/06/20
(a)
................ 3,900 3,900,000
City of New York, Series 2012G, Sub-Series
G-4, GO, VRDN (Citibank NA LOC),
0.12%, 11/06/20
(a)
................ 200 200,000
City of New York, Series 2017A, Sub-
Series A-5, GO, VRDN ( Landesbank
Hessen- Thuringen Girozentrale SBPA),
0.13%, 11/02/20
(a)
................ 4,400 4,400,000
Dutchess County Industrial Development
Agency, Series 2008, RB, VRDN (TD Bank
NA LOC), 0.13%, 11/06/20
(a)
......... 2,410 2,410,000
East Rochester Housing Authority, Series
2008, RB, VRDN (M&T Bank LOC),
0.18%, 11/06/20
(a)
................ 3,560 3,560,000
Franklin County Civic Development Corp.,
Series 2013A, RB, VRDN (HSBC Bank USA
NA LOC), 0.14%, 11/06/20
(a)
......... 1,060 1,060,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0550,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.22%, 11/06/20
(a)(b)(c)
.............. 1,200 1,200,000
Metropolitan Transportation Authority, Series
2012G, Sub-Series G-2, RB, VRDN (TD
Bank NA LOC), 0.10%, 11/06/20
(a)
..... 1,500 1,500,000
Metropolitan Transportation Authority, Series
2012G-1, RB, VRDN (Barclays Bank plc
LOC), 0.11%, 11/02/20
(a)
............ 700 700,000
Metropolitan Transportation Authority, Series
Sub-Series 2002B-1, RB, VRDN (Bank
of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.11%, 11/06/20
(a)
................ 170 170,000
Monroe County Industrial Development
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0991, RB, VRDN (Toronto-Dominion
Bank LIQ), 0.15%, 11/06/20
(a)(b)(c)
...... 1,000 1,000,000
Nassau County, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-5, GO, VRDN (Royal Bank of
Canada LOC), 0.15%, 11/06/20
(a)(b)(c)
.... 2,100 2,100,000
New York City Health & Hospital Corp., Series
2008B, RB, VRDN (TD Bank NA LOC),
0.12%, 11/06/20
(a)
................ 3,000 3,000,000
New York City Health & Hospital Corp., Series
2008C, RB, VRDN (TD Bank NA LOC),
0.11%, 11/06/20
(a)
................ 1,000 1,000,000
New York City Housing Development Corp.,
Series 2008A, RB, VRDN (Freddie Mac
LOC), 0.12%, 11/06/20
(a)
............ 700 700,000
New York City Housing Development Corp.,
Series 2009A, RB, VRDN (Freddie Mac
LOC), 0.12%, 11/06/20
(a)
............ 2,350 2,350,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Housing Development Corp.,
Series 2017C-4, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.13%, 11/06/20
(a)
.... USD 1,200 $ 1,200,000
New York City Housing Development Corp.,
Series 2017G-3, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.11%, 11/06/20
(a)
..... 2,600 2,600,000
New York City Housing Development Corp.,
Series A, RB, VRDN (Fannie Mae LOC),
0.13%, 11/06/20
(a)
................ 2,715 2,715,000
New York City Industrial Development Agency,
Series 2004B, RB, VRDN (Bank of America
NA LOC), 0.14%, 11/02/20
(a)
......... 5,800 5,800,000
New York City Transitional Finance Authority,
Series 2003, Sub-series A-4, RB, VRDN (TD
Bank NA SBPA), 0.10%, 11/02/20
(a)
.... 1,100 1,100,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2018, Sub-
Series C-6, RB, VRDN (Sumitomo Mitsui
Banking SBPA), 0.14%, 11/06/20
(a)
..... 1,000 1,000,000
New York City Trust for Cultural Resources,
Series 2009A, RB, VRDN (JP Morgan
Chase Bank NA LOC), 0.13%, 11/06/20
(a)
4,370 4,370,000
New York City Water & Sewer System,
Series 2003, Sub-Series F-1-A, RB,
VRDN (Barclays Bank plc SBPA),
0.11%, 11/06/20
(a)
................ 130 130,000
New York City Water & Sewer System, Series
2009BB-2, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale SBPA),
0.12%, 11/02/20
(a)
................ 3,400 3,400,000
New York City Water & Sewer System, Series
2012, Sub-Series A-2, RB, VRDN (Mizuho
Bank Ltd. SBPA), 0.13%, 11/02/20
(a)
.... 1,600 1,600,000
New York City Water & Sewer System, Series
2014AA, Sub-Series AA-1, RB, VRDN
(Mizuho Bank Ltd. SBPA), 0.11%, 11/02/20
(a)
1,400 1,400,000
New York Power Authority, Series 2020
(State Street Bank & Trust Co. SBPA),
0.16%, 11/05/20 ................. 3,800 3,799,985
New York Power Authority, Series 2020
(State Street Bank & Trust Co. SBPA),
0.28%, 12/03/20 ................. 2,000 1,999,958
New York Power Authority, Series 2020-2
(State Street Bank & Trust Co. SBPA),
0.32%, 02/03/21 ................. 1,500 1,500,156
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0829,
RB, VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 3,585 3,585,000
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0847,
RB, VRDN (Royal Bank of Canada LOC),
0.15%, 11/06/20
(a)(b)(c)
.............. 2,250 2,250,000
New York State Dormitory Authority, Series
2003B, RB, VRDN, 0.07%, 11/06/20
(a)
... 2,900 2,900,000
New York State Dormitory Authority, Series
2005B, RB, VRDN (Mizuho Bank Ltd. LOC),
0.12%, 11/06/20
(a)
................ 6,000 6,000,000
New York State Dormitory Authority, Series
2006, RB, VRDN (Fannie Mae LOC),
0.10%, 11/06/20
(a)
................ 1,770 1,770,000
New York State Dormitory Authority, Series
2008A-1, RB, VRDN (Bank of America NA
LOC), 0.13%, 11/06/20
(a)
............ 550 550,000

New York Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2020
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority, Series
2008B-1, RB, VRDN (Bank of America NA
LOC), 0.11%, 11/06/20
(a)
............ USD 240 $ 240,000
New York State Dormitory Authority, Series
2008C, RB, VRDN (Bank of America NA
LOC), 0.13%, 11/06/20
(a)
............ 1,620 1,620,000
New York State Dormitory Authority, Series
2008D, RB, VRDN (TD Bank NA LOC),
0.10%, 11/06/20
(a)
................ 660 660,000
New York State Dormitory Authority, Series
2009, RB, VRDN (TD Bank NA LOC),
0.10%, 11/06/20
(a)
................ 970 970,000
New York State Dormitory Authority, Series
2012, RB, VRDN (HSBC Bank USA NA
LOC), 0.15%, 11/06/20
(a)
............ 7,205 7,205,000
New York State Dormitory Authority, Series
2020B, 5.00%, 03/31/21 ............ 2,000 2,039,524
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0838,
RB, VRDN (Bank of America NA LIQ),
0.15%, 11/06/20
(a)(b)(c)
.............. 1,600 1,600,000
New York State Energy Research &
Development Authority, Series 2005A,
RB, VRDN (Mizuho Bank Ltd. LOC),
0.13%, 11/06/20
(a)
................ 1,800 1,800,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-1, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.11%, 11/06/20
(a)
............ 1,100 1,100,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-2, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.11%, 11/06/20
(a)
............ 400 400,000
New York State Housing Finance Agency,
Series 2003A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.12%, 11/06/20
(a)
................ 2,050 2,050,000
New York State Housing Finance Agency,
Series 2003L, RB, VRDN (Bank of America
NA LOC), 0.11%, 11/06/20
(a)
......... 235 235,000
New York State Housing Finance Agency,
Series 2004A, RB, VRDN (Fannie Mae
LOC), 0.11%, 11/06/20
(a)
............ 4,800 4,800,000
New York State Housing Finance Agency,
Series 2009A, RB, VRDN (Fannie Mae
LOC), 0.12%, 11/06/20
(a)
............ 4,500 4,500,000
Security
Par (000)
Par (000) Value
New York (continued)
New York State Housing Finance Agency,
Series 2010A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.12%, 11/06/20
(a)
................ USD 1,000 $ 1,000,000
New York State Housing Finance Agency,
Series 2010A, RB, VRDN (Freddie Mac
LIQ), 0.13%, 11/06/20
(a)
............ 300 300,000
New York State Urban Development Corp.,
Series 2004A-3-B, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.12%, 11/06/20
(a)
950 950,000
New York State Urban Development Corp.,
Series 2004A-3-D, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.12%, 11/06/20
(a)
1,500 1,500,000
New York State Urban Development Corp.,
Series 2008A-1, RB, VRDN (Wells Fargo
Bank NA LOC), 0.12%, 11/06/20
(a)
..... 1,825 1,825,000
North Amityville Fire Co., Inc., Series
2003, RB, VRDN (Citibank NA LOC),
0.26%, 11/06/20
(a)
................ 490 490,000
Oneida County Industrial Development Agency,
Series 2004 A, RB, VRDN (Manufacturers &
Traders Trust Co. LOC), 0.18%, 11/06/20
(a)
4,285 4,285,000
Port Authority of New York & New Jersey,
Series 2010B, 0.30%, 12/21/20 ....... 7,500 7,499,707
Rensselaer County Industrial Development
Agency, Series 2002A, RB, VRDN (M&T
Bank LOC), 0.18%, 11/06/20
(a)
........ 3,730 3,730,000
Westchester County Industrial Development
Agency, Series 2004, RB, VRDN (TD Bank
NA LOC), 0.10%, 11/06/20
(a)
......... 1,750 1,750,000
Total Municipal Bonds — 93.9%
(Cost: $140,880,766) ............................. 140,883,749
Closed-End Investment Companies — 6.0%
New York — 6.0%
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP, (Citibank
NA LOC), 0.17%, 11/06/20
(a)
......... 9,000 9,000,000
Total Closed-End Investment Companies — 6.0%
(Cost: $9,000,000) .............................. 9,000,000
Total Investments — 99.9%
(Cost: $149,880,766 )
(d)
............................ 149,883,749
Other Assets Less Liabilities — 0.1% ................... 98,418
Net Assets — 100.0% .............................. $ 149,982,167
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

2020
BlackRock Annual Report to Shareholders
New York Money Fund

Schedule of Investments
(continued)
October 31, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 149,883,749 $ — $ 149,883,749

Statements of Assets and Liabilities
October 31, 2020

Financial Statements
See notes to financial statements.
Federal Trust
Fund FedFund TempCash TempFund T-Fund
ASSETS
Investments at value — unaffiliated
(a)
........................... $ 4,461,051,215 $ 109,602,827,777 $ 9,194,864,549 $ 9,555,895,099 $ 69,431,995,777
Cash   ................................................ 109,650,264 6,643,368,895 285,070,877 266,243,127 3,882,802,852
Repurchase agreements at value — unaffiliated
(b)
................... — 47,773,601,827 1,277,500,000 1,845,000,000 32,728,691,278
Receivables: – – – – –
Investments sold ....................................... 50,018,920 205,799,990 — — 421,273,680
Capital shares sold ...................................... 21,364,281 3,988,801,258 27,507,534 94,737,498 3,133,143,296
Interest — unaffiliated .................................... 467,023 24,776,901 3,135,593 2,680,194 39,869,937
Prepaid expenses ........................................ 353,119 18,874,055 194,261 1,073,612 5,453,361
Total assets ............................................
4,642,904,822 168,258,050,703 10,788,272,814 11,765,629,530 109,643,230,181
LIABILITIES
Payables: – – – – –
Investments purchased ................................... 33,455,000 1,557,630,195 119,947,127 129,942,721 1,342,358,099
Capital shares redeemed .................................. 50 2,533,072,471 27,513,534 971,059 1,912,756,733
Custodian fees ......................................... 33,913 682,125 65,842 67,618 471,379
Income dividend distributions ............................... — — 790,399 — —
Management fees ....................................... 568,803 21,529,438 1,531,362 1,636,923 13,957,909
Trustees' and Officer's fees ................................ 18,223 60,076 6,076 6,114 42,193
Printing and postage fees ................................. 20,583 48,627 22,078 23,639 50,345
Professional fees ....................................... 42,206 213,205 54,426 59,026 184,502
Registration fees ....................................... 22,378 — 106,789 515,196 —
Service and distribution fees ................................ 111,146 16,247,054 44 941,010 4,934,135
Transfer agent fees ..................................... 24,412 386,866 27,510 134,490 379,717
Other accrued expenses .................................. 144,956 3,346,548 7,345 296,365 1,763,602
Total liabilities ...........................................
34,441,670 4,133,216,605 150,072,532 134,594,161 3,276,898,614
NET ASSETS ...........................................
$ 4,608,463,152 $ 164,124,834,098 $ 10,638,200,282 $ 11,631,035,369 $ 106,366,331,567
NET ASSETS CONSIST OF
Paid-in capital ........................................... $ 4,607,724,177 $ 164,108,355,130 $ 10,636,270,264 $ 11,627,744,457 $ 106,355,330,413
Accumulated earnings ..................................... 738,975 16,478,968 1,930,018 3,290,912 11,001,154
NET ASSETS ...........................................
$ 4,608,463,152 $ 164,124,834,098 $ 10,638,200,282 $ 11,631,035,369 $ 106,366,331,567
(a)
  Investments at cost — unaffiliated ............................ $ 4,461,051,215 $ 109,602,827,777 $ 9,192,017,096 $ 9,553,074,496 $ 69,431,995,777
(b)
  Repurchase agreements at cost — unaffiliated ................... $ — $ 47,773,601,827 $ 1,277,500,000 $ 1,845,000,000 $ 32,728,691,278

Statements of Assets and Liabilities
(continued)
October 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Federal Trust
Fund FedFund TempCash TempFund T-Fund
NET ASSET VALUE
Institutional
Net assets ............................................
$ 4,488,125,633 $ 141,084,816,014 $ 10,638,145,830 $ 10,928,671,364 $ 88,266,742,656
Shares outstanding
(c)
....................................
4,487,398,591 141,070,636,544 10,628,286,419 10,920,360,529 88,257,568,035
Net asset value ........................................
$ 1.00 $ 1.00 $ 1.0009 $ 1.0008 $ 1.00
Administration
Net assets ............................................
$ 78,218,676 $ 2,977,997,183 $ — $ 9,524,024 $ 489,690,731
Shares outstanding
(c)
....................................
78,206,005 2,977,697,882 — 9,516,393 489,639,833
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ 1.0008 $ 1.00
Capital
Net assets ............................................
$ — $ 11,247,218,308 $ — $ 3,222,877 $ 15,842,876,922
Shares outstanding
(c)
....................................
— 11,246,087,952 — 3,220,320 15,841,230,201
Net asset value ........................................
$ — $ 1.00 $ — $ 1.0008 $ 1.00
Cash Management
Net assets ............................................
$ 10,809,308 $ 440,892,903 $ — $ 576,228,316 $ 1,009,514,016
Shares outstanding
(c)
....................................
10,807,557 440,848,593 — 575,784,716 1,009,409,086
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ 1.0008 $ 1.00
Cash Reserve
Net assets ............................................
$ 425,324 $ 5,079,902,544 $ — $ 5,543,518 $ 56,822,151
Shares outstanding
(c)
....................................
425,255 5,079,391,990 — 5,539,253 56,816,246
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ 1.0008 $ 1.00
Dollar
Net assets ............................................
$ 30,847,705 $ 2,991,892,305 $ 17,939 $ 106,802,237 $ 670,204,744
Shares outstanding
(c)
....................................
30,842,708 2,991,591,607 17,923 106,719,740 670,135,082
Net asset value ........................................
$ 1.00 $ 1.00 $ 1.0009 $ 1.0008 $ 1.00
Premier
Net assets ............................................
$ 36,506 $ 36,504 $ 36,513 $ — $ 36,504
Shares outstanding
(c)
....................................
36,500 36,500 36,478 — 36,500
Net asset value ........................................
$ 1.00 $ 1.00 $ 1.0010 $ — $ 1.00
Private Client
Net assets ............................................
$ — $ 252,273 $ — $ 1,043,033 $ —
Shares outstanding
(c)
....................................
— 252,247 — 1,042,187 —
Net asset value ........................................
$ — $ 1.00 $ — $ 1.0008 $ —
Select
Net assets ............................................
$ — $ 301,826,064 $ — $ — $ 30,443,843
Shares outstanding
(c)
....................................
— 301,795,730 — — 30,440,677
Net asset value ........................................
$ — $ 1.00 $ — $ — $ 1.00
(c)
Unlimited number of shares authorized, no par value.

Statements of Assets and Liabilities
(continued)
October 31, 2020

Financial Statements
See notes to financial statements.
Treasury Trust
Fund MuniCash MuniFund
California
Money Fund
New York
Money Fund
ASSETS
Investments at value — unaffiliated
(a)
........................... $ 56,370,037,236 $ 5,159,363,435 $ 75,622,419 $ 153,628,201 $ 149,883,749
Cash   ................................................ 2,448,946,958 — 20,308 28,063 73,153
Receivables: – – – – –
Investments sold ....................................... 169,063,950 14,801,342 — — —
Capital shares sold ...................................... 551,284,736 195,051 — — —
Interest — unaffiliated .................................... 5,235,623 4,860,224 49,755 95,839 68,201
From the Manager ...................................... — — 14,521 — —
Investment adviser ...................................... — — 152 — —
Prepaid expenses ........................................ 2,152,925 243,847 106,474 21,877 50,109
Total assets ............................................
59,546,721,428 5,179,463,899 75,813,629 153,773,980 150,075,212
LIABILITIES
Bank overdraft ........................................... — 7,844,214 — — —
Payables: – – – – –
Investments purchased ................................... 989,088,272 7,015,242 — — —
Capital shares redeemed .................................. 546,721,668 75,000 — — —
Custodian fees ......................................... 336,632 49,124 6,322 9,511 4,963
Income dividend distributions ............................... — 19,070 269 453 684
Management fees ....................................... 8,089,464 599,876 — 1,013 2,014
Trustees' and Officer's fees ................................ 26,696 8,408 217 608 388
Printing and postage fees ................................. 26,400 19,523 21,383 21,204 21,113
Professional fees ....................................... 93,031 69,077 41,774 57,831 60,161
Registration fees ....................................... 582,291 — 13,986 15,008 1,377
Service and distribution fees ................................ 1,813,127 3,367 17,266 — 94
Transfer agent fees ..................................... 99,171 12,321 3,986 1,149 1,368
Other accrued expenses .................................. 212,905 5,265 3,513 977 883
Total liabilities ...........................................
1,547,089,657 15,720,487 108,716 107,754 93,045
NET ASSETS ...........................................
$ 57,999,631,771 $ 5,163,743,412 $ 75,704,913 $ 153,666,226 $ 149,982,167
NET ASSETS CONSIST OF
Paid-in capital ........................................... $ 57,995,519,711 $ 5,163,616,933 $ 75,705,182 $ 153,660,182 $ 149,979,183
Accumulated earnings (loss) ................................. 4,112,060 126,479 (269) 6,044 2,984
NET ASSETS ...........................................
$ 57,999,631,771 $ 5,163,743,412 $ 75,704,913 $ 153,666,226 $ 149,982,167
(a)
  Investments at cost — unaffiliated ............................ $ 56,370,037,236 $ 5,159,228,032 $ 75,622,419 $ 153,626,923 $ 149,880,766

Statements of Assets and Liabilities
(continued)
October 31, 2020
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust
Fund MuniCash MuniFund
California Money
Fund
New York Money
Fund
NET ASSET VALUE
Institutional
Net assets ............................................
$ 56,400,526,030 $ 5,160,530,919 $ 68,295,266 $ 153,629,735 $ 149,945,667
Shares outstanding
(b)
....................................
56,396,527,343 5,159,852,453 68,270,107 153,623,876 149,941,180
Net asset value ........................................
$ 1.00 $ 1.0001 $ 1.00 $ 1.0000 $ 1.0000
Administration
Net assets ............................................
$ 399,846,276 $ — $ 156,468 $ — $ —
Shares outstanding
(b)
....................................
399,817,928 — 156,410 — —
Net asset value ........................................
$ 1.00 $ — $ 1.00 $ — $ —
Capital
Net assets ............................................
$ 250,018 $ — $ — $ — $ —
Shares outstanding
(b)
....................................
250,001 — — — —
Net asset value ........................................
$ 1.00 $ — $ — $ — $ —
Cash Management
Net assets ............................................
$ 53,101,082 $ — $ — $ — $ —
Shares outstanding
(b)
....................................
53,097,317 — — — —
Net asset value ........................................
$ 1.00 $ — $ — $ — $ —
Cash Reserve
Net assets ............................................
$ 102,984,218 $ — $ — $ — $ —
Shares outstanding
(b)
....................................
102,976,917 — — — —
Net asset value ........................................
$ 1.00 $ — $ — $ — $ —
Dollar
Net assets ............................................
$ 939,240,787 $ 3,175,995 $ 4,988,069 $ — $ —
Shares outstanding
(b)
....................................
939,174,197 3,175,646 4,986,231 — —
Net asset value ........................................
$ 1.00 $ 1.0001 $ 1.00 $ — $ —
Premier
Net assets ............................................
$ 36,503 $ 36,498 $ 36,513 $ 36,491 $ 36,500
Shares outstanding
(b)
....................................
36,500 36,493 36,500 36,492 36,500
Net asset value ........................................
$ 1.00 $ 1.0001 $ 1.00 $ 1.0000 $ 1.0000
Private Client
Net assets ............................................
$ — $ — $ 291,724 $ — $ —
Shares outstanding
(b)
....................................
— — 291,616 — —
Net asset value ........................................
$ — $ — $ 1.00 $ — $ —
Select
Net assets ............................................
$ 103,646,857 $ — $ 1,936,873 $ — $ —
Shares outstanding
(b)
....................................
103,639,508 — 1,936,160 — —
Net asset value ........................................
$ 1.00 $ — $ 1.00 $ — $ —
(b)
Unlimited number of shares authorized, no par value.

Statements of Operations
Year Ended October 31, 2020

Financial Statements
Federal Trust
Fund FedFund TempCash TempFund T-Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 31,219,437 $ 1,020,019,026 $ 106,680,319 $ 109,159,247 $ 644,034,834
Total investment income ....................................
31,219,437 1,020,019,026 106,680,319 109,159,247 644,034,834
EXPENSES
Management .......................................... 9,740,144 259,777,730 22,899,260 23,011,727 161,115,619
Registration .......................................... 298,560 1,165,558 499,225 167,583 1,132,935
Service and distribution — class specific ....................... 241,025 40,541,008 44 3,417,929 14,697,070
Transfer agent ......................................... 82,099 1,231,583 98,304 423,148 1,239,436
Professional .......................................... 78,262 700,589 130,876 79,550 687,375
Trustees and Officer ..................................... 74,888 505,199 129,439 127,024 456,594
Custodian ............................................ 64,831 1,259,262 136,960 160,500 997,405
Printing and postage .................................... 13,792 160,266 18,974 9,425 131,766
Miscellaneous ......................................... 58,790 680,394 109,317 96,850 508,865
Total expenses ..........................................
10,652,391 306,021,589 24,022,399 27,493,736 180,967,065
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (2,669,123) (22,787,869) (5,220,759) (4,782,621) (16,323,373)
Service and distribution fees waived and/or reimbursed — class specific .. (112,024) (17,074,845) (6) (927,982) (5,099,835)
Total expenses after fees waived and/or reimbursed .................
7,871,244 266,158,875 18,801,634 21,783,133 159,543,857
Net investment income .....................................
23,348,193 753,860,151 87,878,685 87,376,114 484,490,977
REALIZED AND UNREALIZED GAIN (LOSS) $ 671,876 $ 27,444,938 $ (781,370) $ (888,222) $ 11,254,508
Net realized gain (loss) from:
Investments — unaffiliated .............................. 671,876 27,444,938 (1,220,250) (829,600) 11,162,632
Payment by affiliate ................................... — — — 14,497 91,876
671,876 27,444,938 (1,220,250) (815,103) 11,254,508
Net change in unrealized appreciation (depreciation) on investments .... — — 438,880 (73,119) —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 24,020,069 $ 781,305,089 $ 87,097,315 $ 86,487,892 $ 495,745,485
Suppression logic for footnote
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2020
2020
BlackRock Annual Report to Shareholders

Treasury Trust
Fund MuniCash MuniFund
California
Money Fund
New York
Money Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 369,505,118 $ 41,948,851 $ 1,263,461 $ 2,152,641 $ 1,982,471
Total investment income ....................................
369,505,118 41,948,851 1,263,461 2,152,641 1,982,471
EXPENSES
Management .......................................... 103,578,174 14,900,288 505,317 1,169,683 933,156
Service and distribution — class specific ....................... 4,374,722 6,635 50,383 — —
Registration .......................................... 956,852 398,703 177,107 70,352 95,926
Custodian ............................................ 612,485 140,790 14,520 32,385 11,285
Trustees and Officer ..................................... 417,687 77,868 10,725 11,732 11,882
Professional .......................................... 295,992 124,913 56,794 95,967 79,868
Transfer agent ......................................... 281,896 29,260 12,350 3,315 3,902
Printing and postage .................................... 69,095 14,266 10,312 7,442 7,585
Miscellaneous ......................................... 290,560 73,553 37,348 13,191 12,285
Total expenses ..........................................
110,877,463 15,766,276 874,856 1,404,067 1,155,889
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (11,410,701) (4,472,475) (551,007) (851,601) (713,498)
Service and distribution fees waived and/or reimbursed — class specific .. (2,121,985) (3,389) (23,537) — —
Total expenses after fees waived and/or reimbursed .................
97,344,777 11,290,412 300,312 552,466 442,391
Net investment income .....................................
272,160,341 30,658,439 963,149 1,600,175 1,540,080
REALIZED AND UNREALIZED GAIN (LOSS) $ 5,555,006 $ (77,475) $ 7,714 $ 5,081 $ 2,910
Net realized gain from investments ........................... 5,555,006 46,530 7,714 4,451 —
Net change in unrealized appreciation (depreciation) on investments .... — (124,005) — 630 2,910
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 277,715,347 $ 30,580,964 $ 970,863 $ 1,605,256 $ 1,542,990
Suppression logic for footnote
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
Federal Trust Fund FedFund
Year Ended October 31, Year Ended October 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................. $ 23,348,193 $ 66,974,536 $ 753,860,151 $ 2,054,702,854
Net realized gain ..................................................... 671,876 183,090 27,444,938 4,500,454
Net increase in net assets resulting from operations ................................
24,020,069 67,157,626 781,305,089 2,059,203,308
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................ (23,011,396) (64,640,720) (669,745,146) (1,709,971,371)
  Administration ...................................................... (468,572) (1,898,550) (15,836,138) (53,405,549)
  Capital ........................................................... — — (49,238,496) (159,322,016)
  Cash Management ................................................... (44,364) (205,923) (1,592,758) (4,198,637)
  Cash Reserve ...................................................... (2,485) (11,900) (21,485,458) (83,946,800)
  Dollar ............................................................ (66,472) (217,261) (11,874,360) (40,565,639)
  Premier ........................................................... (235) (182) (232) (185)
  Private Client ....................................................... — — (951) (5,702)
  Select ............................................................ — — (638,200) (3,014,409)
Decrease in net assets resulting from distributions to shareholders ......................
(23,593,524) (66,974,536) (770,411,739) (2,054,430,308)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ......................
1,061,824,847 446,167,544 52,209,385,495 24,206,521,354
NET ASSETS
Total increase in net assets ................................................ 1,062,251,392 446,350,634 52,220,278,845 24,211,294,354
Beginning of year .......................................................
3,546,211,760 3,099,861,126 111,904,555,253 87,693,260,899
End of year ...........................................................
$ 4,608,463,152 $ 3,546,211,760 $ 164,124,834,098 $ 111,904,555,253
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempCash TempFund
Year Ended October 31, Year Ended October 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 87,878,685 $ 179,982,250 $ 87,376,114 $ 293,120,921
Net realized gain (loss) .................................................... (1,220,250) 245,208 (815,103) 917,720
Net change in unrealized appreciation (depreciation) ................................ 438,880 2,095,321 (73,119) 2,183,170
Net increase in net assets resulting from operations ...................................
87,097,315 182,322,779 86,487,892 296,221,811
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (87,880,802) (179,979,611) (84,499,283) (278,642,112)
  Administration ......................................................... — — (366,136) (565,276)
  Capital .............................................................. — — (467) —
  Cash Management ...................................................... — — (2,995,688) (11,905,587)
  Cash Reserve ......................................................... — — (30,920) (105,199)
  Dollar ............................................................... (112) (2,440) (537,055) (1,869,891)
  Premier .............................................................. (309) (199) — —
  Private Client .......................................................... — — (12,766) (32,851)
  Select ............................................................... — — — (5)
Decrease in net assets resulting from distributions to shareholders .........................
(87,881,223) (179,982,250) (88,442,315) (293,120,921)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
603,276,726 5,158,038,403 271,048,458 (1,710,131,706)
NET ASSETS
Total increase (decrease) in net assets ........................................... 602,492,818 5,160,378,932 269,094,035 (1,707,030,816)
Beginning of year ..........................................................
10,035,707,464 4,875,328,532 11,361,941,334 13,068,972,150
End of year ..............................................................
$ 10,638,200,282 $ 10,035,707,464 $ 11,631,035,369 $ 11,361,941,334
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
T-Fund Treasury Trust Fund
Year Ended October 31, Year Ended October 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................. $ 484,490,977 $ 1,527,915,850 $ 272,160,341 $ 766,253,135
Net realized gain ...................................................... 11,254,508 3,559,276 5,555,006 2,608,922
Net increase in net assets resulting from operations .................................
495,745,485 1,531,475,126 277,715,347 768,862,057
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................... (419,749,578) (1,253,377,617) (268,762,817) (741,963,297)
  Administration ....................................................... (3,593,535) (18,816,448) (2,705,419) (8,288,440)
  Capital ............................................................ (58,140,794) (224,500,604) — —
  Cash Management .................................................... (3,577,313) (11,995,387) (123,299) (305,549)
  Cash Reserve ....................................................... (382,216) (2,625,690) (424,419) (1,293,406)
  Dollar ............................................................. (3,976,267) (16,786,002) (4,891,290) (13,904,914)
  Premier ............................................................ (224) (183) (228) (178)
  Select ............................................................. (36,784) (263,265) (137,158) (497,351)
Decrease in net assets resulting from distributions to shareholders .......................
(489,456,711) (1,528,365,196) (277,044,630) (766,253,135)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................
28,196,920,810 6,494,614,343 17,678,878,374 8,830,157,211
NET ASSETS
Total increase in net assets ................................................. 28,203,209,584 6,497,724,273 17,679,549,091 8,832,766,133
Beginning of year ........................................................
78,163,121,983 71,665,397,710 40,320,082,680 31,487,316,547
End of year ............................................................
$ 106,366,331,567 $ 78,163,121,983 $ 57,999,631,771 $ 40,320,082,680
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
MuniCash MuniFund
Year Ended October 31, Year Ended October 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 30,658,439 $ 63,985,665 $ 963,149 $ 3,326,322
Net realized gain (loss) .................................................... 46,530 (55,451) 7,714 1,155
Net change in unrealized appreciation (depreciation) ................................ (124,005) 308,693 — —
Net increase in net assets resulting from operations ...................................
30,580,964 64,238,907 970,863 3,327,477
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ........................................................... (30,647,703) (64,136,910) (865,441) (3,023,212)
  Administration ......................................................... — — (80,419) (225,733)
  Dollar ............................................................... (10,533) (25,575) (19,306) (52,830)
  Premier .............................................................. (202) (114) (207) (119)
  Private Client .......................................................... — — (926) (2,800)
  Select ............................................................... — — (4,101) (21,628)
From return of capital: – – – –
  Institutional ........................................................... — — (139,677) —
  Administration ......................................................... — — (280) —
  Dollar ............................................................... — — (8,705) —
  Premier .............................................................. — — (66) —
  Private Client .......................................................... — — (521) —
  Select ............................................................... — — (3,167) —
Decrease in net assets resulting from distributions to shareholders .........................
(30,658,438) (64,162,599) (1,122,816) (3,326,322)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(21,345,744) 1,190,645,713 (141,446,074) 2,149,102
NET ASSETS
Total increase (decrease) in net assets ........................................... (21,423,218) 1,190,722,021 (141,598,027) 2,150,257
Beginning of year ..........................................................
5,185,166,630 3,994,444,609 217,302,940 215,152,683
End of year ..............................................................
$ 5,163,743,412 $ 5,185,166,630 $ 75,704,913 $ 217,302,940
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
California Money Fund New York Money Fund
Year Ended October 31, Year Ended October 31,
2020 2019 2020 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,600,175 $ 3,470,737 $ 1,540,080 $ 1,886,518
Net realized gain ........................................................ 4,451 — — —
Net change in unrealized appreciation (depreciation) ................................ 630 591 2,910 53
Net increase in net assets resulting from operations ...................................
1,605,256 3,471,328 1,542,990 1,886,571
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (1,600,008) (3,470,643) (1,539,882) (1,886,407)
  Premier .............................................................. (167) (94) (197) (111)
Decrease in net assets resulting from distributions to shareholders .........................
(1,600,175) (3,470,737) (1,540,079) (1,886,518)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(243,663,265) 228,031,195 (93,559,084) 197,471,918
NET ASSETS
Total increase (decrease) in net assets ........................................... (243,658,184) 228,031,786 (93,556,173) 197,471,971
Beginning of year ..........................................................
397,324,410 169,292,624 243,538,340 46,066,369
End of year ..............................................................
$ 153,666,226 $ 397,324,410 $ 149,982,167 $ 243,538,340
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Federal Trust Fund
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0051 0.0214 0.0151 0.0059 0.0016
Net realized gain (loss) ......................................
0.0014 0.0000
(a)
(0.0001) 0.0001 0.0000
(a)
Net increase from investment operations ............................
0.0065 0.0214 0.0150 0.0060 0.0016
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0064) (0.0214) (0.0150) (0.0060) (0.0016)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
— (0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0065) (0.0214) (0.0150) (0.0060) (0.0016)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.65% 2.16% 1.51% 0.61% —
Based on net asset value ......................................
0.65% 2.16% 1.51% 0.61% 0.16%
Ratios to Average Net Assets
Total expenses .............................................
0.23% 0.25% 0.24% 0.24% 0.28%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.17% 0.17% 0.17% 0.18%
Net investment income .......................................
0.51% 2.14% 1.51% 0.59% 0.19%
Supplemental Data
Net assets, end of year (000) ....................................
$ 4,488,126 $ 3,442,530 $ 2,996,754 $ 2,756,560 $ 3,142,077
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Federal Trust Fund
Administration
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0051 0.0204 0.0140 0.0056 0.0007
Net realized gain (loss) ......................................
0.0006 0.0000
(a)
0.0000
(a)
(0.0006) —
Net increase from investment operations ............................
0.0057 0.0204 0.0140 0.0050 0.0007
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0056) (0.0204) (0.0140) (0.0050) (0.0007)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
— (0.0000)
(c)
—
Total distributions ...........................................
(0.0057) (0.0204) (0.0140) (0.0050) (0.0007)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.57% 2.06% 1.41% 0.51% —
Based on net asset value ......................................
0.57% 2.06% 1.41% 0.51% 0.06%
Ratios to Average Net Assets
Total expenses .............................................
0.33% 0.35% 0.34% 0.34% 0.37%
Total expenses after fees waived and/or reimbursed ....................
0.24% 0.27% 0.27% 0.27% 0.28%
Net investment income .......................................
0.51% 2.05% 1.40% 0.56% 0.11%
Supplemental Data
Net assets, end of year (000) ....................................
$ 78,219 $ 80,271 $ 75,807 $ 68,102 $ 42,205
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Federal Trust Fund
Cash Management
Year Ended October 31, Period from
04/18/16
(a)
to 10/31/16 2020 2019 2018 2017
Net asset value, beginning of period .............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0022 0.0164 0.0099 0.0012 0.0000
(b)
Net realized gain ..........................................
0.0016 0.0000
(b)
0.0001 0.0004 —
Net increase from investment operations ............................
0.0038 0.0164 0.0100 0.0016 0.0000
Distributions
(c)
– – – – –
From net investment income ..................................
(0.0037) (0.0164) (0.0100) (0.0016) (0.0000)
(d)
From net realized gain .......................................
(0.0001) (0.0000)
(d)
— (0.0000)
(d)
—
Total distributions ...........................................
(0.0038) (0.0164) (0.0100) (0.0016) (0.0000)
Net asset value, end of period ..................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.38% 1.65% 1.01% 0.16% —
Based on net asset value ......................................
0.38% 1.65% 1.01% 0.16% 0.00%
(f)
Ratios to Average Net Assets
Total expenses .............................................
0.73% 0.75% 0.74% 0.74% 0.69%
(g)
Total expenses after fees waived and/or reimbursed ....................
0.36% 0.67% 0.67% 0.59% 0.34%
(g)
Net investment income .......................................
0.22% 1.65% 0.99% 0.12% 0.00%
(g)
Supplemental Data
Net assets, end of period (000) ..................................
$ 10,809 $ 11,839 $ 13,175 $ 15,174 $ 31,560
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Federal Trust Fund
Cash Reserve
Year Ended October 31, Period from
04/18/16
(a)
to 10/31/16 2020 2019 2018 2017
Net asset value, beginning of period .............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0061 0.0314 0.0108 0.0022 0.0000
(b)
Net realized gain ..........................................
0.0004 0.0001 0.0002 0.0001 —
Net increase from investment operations ............................
0.0065 0.0315 0.0110 0.0023 0.0000
Distributions
(c)
– – – – –
From net investment income ..................................
(0.0064) (0.0315) (0.0110) (0.0023) (0.0000)
(d)
From net realized gain .......................................
(0.0001) (0.0000)
(d)
— (0.0000)
(d)
—
Total distributions ...........................................
(0.0065) (0.0315) (0.0110) (0.0023) (0.0000)
Net asset value, end of period ..................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.65% 3.19% 1.11% 0.23% —
Based on net asset value ......................................
0.65% 3.19% 1.11% 0.23% 0.00%
(f)
Ratios to Average Net Assets
Total expenses .............................................
0.63% 0.65% 0.64% 0.64% 0.61%
(g)
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.28% 0.57% 0.54% 0.35%
(g)
Net investment income .......................................
0.61% 3.14% 1.08% 0.22% 0.00%
(g)
Supplemental Data
Net assets, end of period (000) ..................................
$ 425 $ 383 $ 374 $ 447 $ 499
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Federal Trust Fund
Dollar
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0032 0.0189 0.0116 0.0035 0.0000
(a)
Net realized gain ..........................................
0.0018 0.0000
(a)
0.0009 0.0001 0.0000
(a)
Net increase from investment operations ............................
0.0050 0.0189 0.0125 0.0036 0.0000
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0049) (0.0189) (0.0125) (0.0036) (0.0000)
(c)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
— (0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0050) (0.0189) (0.0125) (0.0036) (0.0000)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.49% 1.91% 1.26% 0.36% —
Based on net asset value ......................................
0.49% 1.91% 1.26% 0.36% 0.00%
Ratios to Average Net Assets
Total expenses .............................................
0.48% 0.50% 0.49% 0.49% 0.52%
Total expenses after fees waived and/or reimbursed ....................
0.29% 0.42% 0.42% 0.42% 0.38%
Net investment income .......................................
0.32% 1.90% 1.16% 0.35% 0.00%
Supplemental Data
Net assets, end of year (000) ....................................
$ 30,848 $ 11,152 $ 13,751 $ 133,962 $ 242,959
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Federal Trust Fund
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.00 $ 1.00
Net investment income ..................................................................................
0.0064 0.0050
Net realized gain ......................................................................................
0.0001 0.0000
(b)
Net increase from investment operations ........................................................................
0.0065 0.0050
Distributions
(c)
– –
From net investment income ..............................................................................
(0.0064) (0.0050)
From net realized gain ...................................................................................
(0.0001) (0.0000)
(d)
Total distributions .......................................................................................
(0.0065) (0.0050)
Net asset value, end of period ..............................................................................
$ 1.00 $ 1.00
Total Return
(e)
0.65% 0.50%
Based on net asset value ..................................................................................
0.65% 0.50%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.23% 0.24%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.17% 0.17%
(g)
Net investment income ...................................................................................
0.64% 1.91%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0 054 0.0217 0.0152 0.0065 0.0023
Net realized gain (loss) ......................................
0.0010 0.0001 0.0001 0.0001 0.0000
(a)
Net increase from investment operations ............................
0.006 4 0.0218 0.0153 0.0066 0.0023
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0063) (0.0218) (0.0153) (0.0066) (0.0023)
From net realized gain .......................................
(0.0001) — — — (0.0000)
(c)
Total distributions ...........................................
(0.0064) (0.0218) (0.0153) (0.0066) (0.0023)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.64% 2.20% 1.54% 0.66% —
Based on net asset value ......................................
0.64% 2.20% 1.54% 0.66% 0.23%
Ratios to Average Net Assets
Total expenses .............................................
0.19% 0.19% 0.19% 0.19% 0.21%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.17% 0.17% 0.15% 0.12%
Net investment income .......................................
0.54% 2.17% 1.52% 0.65% 0.28%
Supplemental Data
Net assets, end of year (000) ....................................
$ 141,084,816 $ 93,106,503 $ 74,278,100 $ 78,004,801 $ 84,001,937
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Administration
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0054 0.0207 0.0145 0.0057 0.0014
Net realized gain (loss) ......................................
0.000 2 0.0001 (0.0002) (0.0001) 0.0000
(a)
Net increase from investment operations ............................
0.005 6 0.0208 0.0143 0.0056 0.0014
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0055) (0.0208) (0.0143) (0.0056) (0.0014)
From net realized gain .......................................
(0.0001) — — — (0.0000)
(c)
Total distributions ...........................................
(0.0056) (0.0208) (0.0143) (0.0056) (0.0014)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.56% 2.10% 1.44% 0.56% —
Based on net asset value ......................................
0.56% 2.10% 1.44% 0.56% 0.14%
Ratios to Average Net Assets
Total expenses .............................................
0.29% 0.29% 0.29% 0.29% 0.31%
Total expenses after fees waived and/or reimbursed ....................
0.24% 0.27% 0.27% 0.26% 0.21%
Net investment income .......................................
0.54% 2.07% 1.45% 0.57% 0.17%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,977,997 $ 2,870,758 $ 2,500,290 $ 2,436,503 $ 1,693,932
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Capital
Year Ended October 31, Period from
11/10/17
(a)
to 10/31/18 2020 2019
Net asset value, beginning of period ...........................................................
$ 1.00 $ 1.00 $ 1.00
Net investment income ....................................................................
0.0051 0.0213 0.0172
Net realized gain (loss) ....................................................................
0.00 09 0.0001 (0.0026)
Net increase from investment operations ..........................................................
0.006 0 0.0214 0.0146
Distributions
(b)
– – –
From net investment income ................................................................
(0.0059) (0.0214) (0.0146)
From net realized gain .....................................................................
(0.0001) — —
Total distributions .........................................................................
(0.0060) (0.0214) (0.0146)
Net asset value, end of period ................................................................
$ 1.00 $ 1.00 $ 1.00
Total Return
(c)
0.60% 2.16% 1.47%
Based on net asset value ....................................................................
0.60% 2.16% 1.47%
(d)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.24% 0.24% 0.24%
(e)
Total expenses after fees waived and/or reimbursed ..................................................
0.21% 0.21% 0.21%
(e)
Net investment income .....................................................................
0.51% 2.13% 1.77%
(e)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 11,247,218 $ 8,078,893 $ 7,138,766
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Cash Management
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0035 0.0165 0.0100 0.0020 0.0003
Net realized gain ..........................................
0.000 3 0.0003 0.0003 0.0001 0.0000
(a)
Net increase from investment operations ............................
0.003 8 0.0168 0.0103 0.0021 0.0003
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0037) (0.0168) (0.0103) (0.0021) (0.0003)
From net realized gain .......................................
(0.0001) — — — (0.0000)
(c)
Total distributions ...........................................
(0.0038) (0.0168) (0.0103) (0.0021) (0.0003)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.38% 1.69% 1.04% 0.21% —
Based on net asset value ......................................
0.38% 1.69% 1.04% 0.21% 0.04%
Ratios to Average Net Assets
Total expenses .............................................
0.69% 0.69% 0.69% 0.69% 0.71%
Total expenses after fees waived and/or reimbursed ....................
0.42% 0.67% 0.67% 0.61% 0.36%
Net investment income .......................................
0.35% 1.65% 1.00% 0.20% 0.03%
Supplemental Data
Net assets, end of year (000) ....................................
$ 440,893 $ 377,591 $ 154,607 $ 106,798 $ 90,565
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Cash Reserve
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0040 0.0178 0.0115 0.0032 0.0003
Net realized gain (loss) ......................................
0.000 2 0.0000
(a)
(0.0002) (0.0004) 0.0000
(a)
Net increase from investment operations ............................
0.004 2 0.0178 0.0113 0.0028 0.0003
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0041) (0.0178) (0.0113) (0.0028) (0.0003)
From net realized gain .......................................
(0.0001) — — — (0.0000)
(c)
Total distributions ...........................................
(0.0042) (0.0178) (0.0113) (0.0028) (0.0003)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.42% 1.79% 1.14% 0.28% —
Based on net asset value ......................................
0.42% 1.79% 1.14% 0.28% 0.04%
Ratios to Average Net Assets
Total expenses .............................................
0.59% 0.59% 0.59% 0.59% 0.62%
Total expenses after fees waived and/or reimbursed ....................
0.39% 0.57% 0.57% 0.55% 0.31%
Net investment income .......................................
0.40% 1.78% 1.15% 0.32% 0.09%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,079,903 $ 4,907,193 $ 1,649,400 $ 814,974 $ 220,572
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Dollar
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0039 0.0195 0.0129 0.0039 0.0004
Net realized gain (loss) ......................................
0.00 09 0.0000
(a)
(0.0001) 0.0002 0.0000
(a)
Net increase from investment operations ............................
0.004 8 0.0195 0.0128 0.0041 0.0004
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0047) (0.0195) (0.0128) (0.0041) (0.0004)
From net realized gain .......................................
(0.0001) — — — (0.0000)
(c)
Total distributions ...........................................
(0.0048) (0.0195) (0.0128) (0.0041) (0.0004)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.48% 1.97% 1.29% 0.41% —
Based on net asset value ......................................
0.48% 1.97% 1.29% 0.41% 0.04%
Ratios to Average Net Assets
Total expenses .............................................
0.44% 0.44% 0.44% 0.44% 0.46%
Total expenses after fees waived and/or reimbursed ....................
0.31% 0.42% 0.42% 0.40% 0.34%
Net investment income .......................................
0.39% 1.95% 1.29% 0.39% 0.04%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,991,892 $ 2,307,110 $ 1,776,032 $ 1,714,598 $ 2,029,496
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.00 $ 1.00
Net investment income ..................................................................................
0.0062 0.0051
Net realized gain ......................................................................................
0.0002 0.0000
(b)
Net increase from investment operations ........................................................................
0.0064 0.0051
Distributions
(c)
– –
From net investment income ..............................................................................
(0.0063) (0.0051)
From net realized gain ...................................................................................
(0.0001) —
Total distributions .......................................................................................
(0.0064) (0.0051)
Net asset value, end of period ..............................................................................
$ 1.00 $ 1.00
Total Return
(d)
0.64% 0.51%
Based on net asset value ..................................................................................
0.64% 0.51%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.19% 0.19%
(f)
Total expenses after fees waived and/or reimbursed ................................................................
0.17% 0.17%
(f)
Net investment income ...................................................................................
0.62% 1.95%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Private Client
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0036 0.0166 0.0090 0.0020 0.0003
Net realized gain ..........................................
0.000 2 0.0001 0.0012 0.0001 0.0000
(a)
Net increase from investment operations ............................
0.003 8 0.0167 0.0102 0.0021 0.0003
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0037) (0.0167) (0.0102) (0.0021) (0.0003)
From net realized gain .......................................
(0.0001) — — — (0.0000)
(c)
Total distributions ...........................................
(0.0038) (0.0167) (0.0102) (0.0021) (0.0003)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.38% 1.68% 1.02% 0.21% —
Based on net asset value ......................................
0.38% 1.68% 1.02% 0.21% 0.04%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.04% 1.04% 1.04% 1.06%
Total expenses after fees waived and/or reimbursed ....................
0.43% 0.68% 0.68% 0.60% 0.35%
Net investment income .......................................
0.36% 1.66% 0.90% 0.20% 0.03%
Supplemental Data
Net assets, end of year (000) ....................................
$ 252 $ 230 $ 768 $ 1,782 $ 1,945
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Select
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0021 0.0133 0.0066 0.0005 0.0003
Net realized gain (loss) ......................................
0.0004 0.0002 0.0004 (0.0001) 0.0000
(a)
Net increase from investment operations ............................
0.0025 0.0135 0.0070 0.0004 0.0003
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0024) (0.0135) (0.0070) (0.0004) (0.0003)
From net realized gain .......................................
(0.0001) — — — (0.0000)
(c)
Total distributions ...........................................
(0.0025) (0.0135) (0.0070) (0.0004) (0.0003)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.26% 1.36% 0.71% 0.04% —
Based on net asset value ......................................
0.26% 1.36% 0.71% 0.04% 0.04%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.04% 1.04% 1.04% 1.06%
Total expenses after fees waived and/or reimbursed ....................
0.54% 1.00% 1.00% 0.77% 0.34%
Net investment income .......................................
0.22% 1.33% 0.66% 0.05% 0.04%
Supplemental Data
Net assets, end of year (000) ....................................
$ 301,826 $ 256,241 $ 195,297 $ 340,742 $ 241,781
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempCash
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000 $ 1.00
Net investment income ......................................
0.0084 0.0233 0.0188 0.0108 0.0027
Net realized and unrealized gain (loss) ...........................
0.0004 0.0005 (0.0010) (0.0022) 0.0002
Net increase from investment operations ............................
0.0088 0.0238 0.0178 0.0086 0.0029
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0085) (0.0235) (0.0177) (0.0084) (0.0027)
From net realized gain .......................................
(0.0000)
(b)
(0.0000)
(b)
— — (0.0002)
Total distributions ...........................................
(0.0085) (0.0235) (0.0177) (0.0084) (0.0029)
Net asset value, end of year ...................................
$ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000
Total Return
(c)
0.88% 2.41% 1.79% 0.87% —
Based on net asset value ......................................
0.88% 2.41% 1.79% 0.87% 0.29%
Ratios to Average Net Assets
Total expenses .............................................
0.23% 0.26% 0.33% 0.39% 0.39%
Total expenses after fees waived and/or reimbursed ....................
0.18% 0.18% 0.18% 0.18% 0.13%
Net investment income .......................................
0.84% 2.33% 1.88% 1.08% 0.26%
Supplemental Data
Net assets, end of year (000) ....................................
$ 10,638,146 $ 10,035,653 $ 4,875,313 $ 1,713,352 $ 72,311
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempCash
Dollar
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000 $ 1.00
Net investment income ......................................
0.0062 0.1405
( a )
0.0122 0.0058 0.0006
Net realized and unrealized gain ...............................
0.0004 0.0156 0.0031 0.0004 0.0002
Net increase from investment operations ............................
0.0066 0.1561 0.0153 0.0062 0.0008
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0063) (0.1558) (0.0152) (0.0060) (0.0006)
From net realized gain .......................................
(0.0000)
( c )
(0.0000)
( c )
— — (0.0002)
Total distributions ...........................................
(0.0063) (0.1558) (0.0152) (0.0060) (0.0008)
Net asset value, end of year ...................................
$ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000
Total Return
(d )
0.66% 15.90% 1.54% 0.62% —
Based on net asset value ......................................
0.66% 15.90%
(a)
1.54% 0.62% 0.08%
Ratios to Average Net Assets
Total expenses .............................................
0.47% 0.51% 0.61% 0.71% 0.64%
Total expenses after fees waived and/or reimbursed ....................
0.40% 0.43% 0.43% 0.42% 0.34%
Net investment income .......................................
0.62% 14.04%
(a)
1.22% 0.58% 0.06%
Supplemental Data
Net assets, end of year (000) ....................................
$ 18 $ 18 $ 15 $ 22,566 $ 25,994
(a)
Includes a non-recurring income payment, which impacted net investment income per share, total return and the net investment income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempCash
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.0007 $ 1.0006
Net investment income ..................................................................................
0.0085 0.0055
Net realized and unrealized gain ...........................................................................
0.0003 0.0001
Net increase from investment operations ........................................................................
0.0088 0.0056
Distributions
(b)
– –
From net investment income ..............................................................................
(0.0085) (0.0055)
From net realized gain ...................................................................................
(0.0000)
(c)
(0.0000)
(c)
Total distributions .......................................................................................
(0.0085) (0.0055)
Net asset value, end of period ..............................................................................
$ 1.0010 $ 1.0007
Total Return
(d)
0.88% 0.56%
Based on net asset value ..................................................................................
0.88% 0.56%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.23% 0.24%
(f)
Total expenses after fees waived and/or reimbursed ................................................................
0.18% 0.18%
(f)
Net investment income ...................................................................................
0.84% 2.10%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 37 $ 37
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempFund
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002 $ 1.00
Net investment income ......................................
0.0084 0.0237 0.0177 0.0100 0.0036
Net realized and unrealized gain ...............................
0.0002 0.0003 0.0001 0.0001 0.0004
Net increase from investment operations ............................
0.0086 0.0240 0.0178 0.0101 0.0040
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0083) (0.0237) (0.0178) (0.0100) (0.0036)
From net realized gain .......................................
(0.0001) (0.0000)
(b)
— — (0.0002)
Total distributions ...........................................
(0.0084) (0.0237) (0.0178) (0.0100) (0.0038)
Net asset value, end of year ...................................
$ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002
Total Return
(c)
0.86% 2.42% 1.79% 1.01% —
Based on net asset value ......................................
0.86%
(d)
2.42% 1.79% 1.01% 0.41%
Ratios to Average Net Assets
Total expenses .............................................
0.22% 0.22% 0.22% 0.22% 0.19%
Total expenses after fees waived and/or reimbursed ....................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income .......................................
0.84% 2.37% 1.77% 1.03% 0.35%
Supplemental Data
Net assets, end of year (000) ....................................
$ 10,928,671 $ 10,609,770 $ 12,325,770 $ 12,940,766 $ 8,183,070
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Administration
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002 $ 1.00
Net investment income ......................................
0.0072 0.0227 0.0153 0.0090 0.0026
Net realized and unrealized gain ...............................
0.0004 0.0002 0.0015 0.0002 0.0004
Net increase from investment operations ............................
0.0076 0.0229 0.0168 0.0092 0.0030
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0073) (0.0227) (0.0168) (0.0090) (0.0026)
From net realized gain .......................................
(0.0001) (0.0000)
(b)
— — (0.0002)
Total distributions ...........................................
(0.0074) (0.0227) (0.0168) (0.0090) (0.0028)
Net asset value, end of year ...................................
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002
Total Return
(c)
0.76% 2.31% 1.69% 0.93% —
Based on net asset value ......................................
0.76%
(d)
2.31% 1.69% 0.93% 0.31%
Ratios to Average Net Assets
Total expenses .............................................
0.32% 0.32% 0.32% 0.31% 0.29%
Total expenses after fees waived and/or reimbursed ....................
0.28% 0.28% 0.28% 0.28% 0.28%
Net investment income .......................................
0.72% 2.27% 1.53% 1.01% 0.24%
Supplemental Data
Net assets, end of year (000) ....................................
$ 9,524 $ 42,214 $ 23,965 $ 106,520 $ 15,197
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempFund
Capital
Period from
07/07/20
(a)
to 10/31/20
Net asset value, beginning of period ........................................................................................
$ 1.0010
Net investment income .................................................................................................
0.0002
Net realized and unrealized (loss) ..........................................................................................
(0.0001)
Net increase from investment operations .......................................................................................
0.0001
Distributions
(b)
–
From net investment income .............................................................................................
(0.0002)
From net realized gain ..................................................................................................
(0.0001)
Total distributions ......................................................................................................
(0.0003)
Net asset value, end of period .............................................................................................
$ 1.0008
Total Return
(c)
0.01%
Based on net asset value .................................................................................................
0.01%
(d)(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.27%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.23%
(f)
Net investment income ..................................................................................................
0.05%
(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 3,223
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Cash Management
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002 $ 1.0 0
Net investment income ......................................
0.0048 0.0188 0.0127 0.0050 0.0000
(a)
Net realized and unrealized gain ...............................
0.0002 0.0003 0.0001 0.0001 0.0004
Net increase from investment operations ............................
0.0050 0.0191 0.0128 0.0051 0.0004
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0047) (0.0188) (0.0128) (0.0050) (0.0000)
(c)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
— — (0.0002)
Total distributions ...........................................
(0.0048) (0.0188) (0.0128) (0.0050) (0.0002)
Net asset value, end of year ...................................
$ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002
Total Return
(d)
0.50% 1.92% 1.28% 0.51% —
Based on net asset value ......................................
0.50%
(e)
1.92% 1.28% 0.51% 0.04%
Ratios to Average Net Assets
Total expenses .............................................
0.73% 0.72% 0.72% 0.72% 0.68%
Total expenses after fees waived and/or reimbursed ....................
0.54% 0.68% 0.68% 0.68% 0.56%
Net investment income .......................................
0.48% 1.88% 1.27% 0.49% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 576,228 $ 624,658 $ 632,405 $ 688,373 $ 831,483
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempFund
Cash Reserve
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002 $ 1.0 0
Net investment income ......................................
0.0052 0.0231 0.0143 0.0060 0.0004
Net realized and unrealized gain (loss) ...........................
0.0008 0.0000
(a)
(0.0004) 0.0001 0.0002
Net increase from investment operations ............................
0.0060 0.0231 0.0139 0.0061 0.0006
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0057) (0.0229) (0.0138) (0.0060) (0.0002)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
— — (0.0002)
Total distributions ...........................................
(0.0058) (0.0229) (0.0138) (0.0060) (0.0004)
Net asset value, end of year ...................................
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002
Total Return
(d)
0.60% 2.33% 1.39% 0.61% —
Based on net asset value ......................................
0.60%
(e)
2.33% 1.39% 0.61% 0.06%
Ratios to Average Net Assets
Total expenses .............................................
0.63% 0.62% 0.62% 0.62% 0.59%
Total expenses after fees waived and/or reimbursed ....................
0.44% 0.50% 0.58% 0.58% 0.51%
Net investment income .......................................
0.52% 2.31% 1.43% 0.59% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,544 $ 4,296 $ 4,320 $ 3,341 $ 5,630
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Dollar
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002 $ 1. 00
Net investment income ......................................
0.0056 0.0221 0.0151 0.0075 0.0013
Net realized and unrealized gain ...............................
0.0009 0.0001 0.0002 0.0002 0.0004
Net increase from investment operations ............................
0.0065 0.0222 0.0153 0.0077 0.0017
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0062) (0.0220) (0.0153) (0.0075) (0.0013)
From net realized gain .......................................
(0.0001) (0.0000)
(b)
— — (0.0002)
Total distributions ...........................................
(0.0063) (0.0220) (0.0153) (0.0075) (0.0015)
Net asset value, end of year ...................................
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002
Total Return
(c)
0.65% 2.24% 1.54% 0.77% —
Based on net asset value ......................................
0.65%
(d)
2.24% 1.54% 0.77% 0.17%
Ratios to Average Net Assets
Total expenses .............................................
0.48% 0.47% 0.47% 0.47% 0.44%
Total expenses after fees waived and/or reimbursed ....................
0.38% 0.43% 0.43% 0.43% 0.42%
Net investment income .......................................
0.56% 2.21% 1.51% 0.78% 0.13%
Supplemental Data
Net assets, end of year (000) ....................................
$ 106,802 $ 79,837 $ 80,471 $ 86,362 $ 91,943
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempFund
Private Client
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002 $ 1.0 0
Net investment income ......................................
0.0017 0.0190 0.0136 0.0050 0.0000
(a)
Net realized and unrealized gain (loss) ...........................
0.0033 (0.0001) (0.0007) 0.0001 0.0004
Net increase from investment operations ............................
0.0050 0.0189 0.0129 0.0051 0.0004
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0047) (0.0187) (0.0128) (0.0050) (0.0000)
(c)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
— — (0.0002)
Total distributions ...........................................
(0.0048) (0.0187) (0.0128) (0.0050) (0.0002)
Net asset value, end of year ...................................
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002
Total Return
(d)
0.50% 1.90% 1.29% 0.52% —
Based on net asset value ......................................
0.50%
(e)
1.90% 1.29% 0.52% 0.04%
Ratios to Average Net Assets
Total expenses .............................................
1.08% 1.07% 1.07% 1.07% 1.04%
Total expenses after fees waived and/or reimbursed ....................
0.59% 0.68% 0.68% 0.68% 0.53%
Net investment income .......................................
0.17% 1.90% 1.36% 0.49% 0.00%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,043 $ 1,165 $ 2,042 $ 1,295 $ 1,649
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0057 0.0215 0.0151 0.0063 0.0017
Net realized gain (loss) ......................................
0.0005 0.0001 0.0002 (0.0001) 0.0000
(a)
Net increase from investment operations ............................
0.0062 0.0216 0.0153 0.0062 0.0017
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0061) (0.0216) (0.0153) (0.0062) (0.0017)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0062) (0.0216) (0.0153) (0.0062) (0.0017)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.62% 2.18% 1.54% 0.62% —
Based on net asset value ......................................
0.62%
(e)
2.18% 1.54% 0.62% 0.17%
Ratios to Average Net Assets
Total expenses .............................................
0.19% 0.19% 0.19% 0.19% 0.20%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.17% 0.17% 0.17% 0.17%
Net investment income .......................................
0.57% 2.15% 1.51% 0.63% 0.18%
Supplemental Data
Net assets, end of year (000) ....................................
$ 88,266,743 $ 65,112,830 $ 57,671,676 $ 53,092,342 $ 53,764,049
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund
Administration
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0056 0.0206 0.0146 0.0061 0.0008
Net realized gain (loss) ......................................
(0.0002) 0.0000
(a)
(0.0003) (0.0009) 0.0000
(a)
Net increase from investment operations ............................
0.0054 0.0206 0.0143 0.0052 0.0008
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0053) (0.0206) (0.0143) (0.0052) (0.0008)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0054) (0.0206) (0.0143) (0.0052) (0.0008)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.53% 2.08% 1.43% 0.52% —
Based on net asset value ......................................
0.53%
(e)
2.08% 1.43% 0.52% 0.08%
Ratios to Average Net Assets
Total expenses .............................................
0.29% 0.29% 0.29% 0.29% 0.30%
Total expenses after fees waived and/or reimbursed ....................
0.25% 0.27% 0.27% 0.27% 0.26%
Net investment income .......................................
0.56% 2.08% 1.46% 0.61% 0.12%
Supplemental Data
Net assets, end of year (000) ....................................
$ 489,691 $ 733,783 $ 924,933 $ 685,250 $ 75,294
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Capital
Year Ended October 31, Period from
11/10/17
(a)
to 10/31/18 2020 2019
Net asset value, beginning of period ...........................................................
$ 1.00 $ 1.0 0 $ 1.00
Net investment income ....................................................................
0.0048 0.0212 0.0172
Net realized gain (loss) ....................................................................
0.0010 0.0000
(b)
(0.0027)
Net increase from investment operations ..........................................................
0.0058 0.0212 0.0145
Distributions
(c)
– – –
From net investment income ................................................................
(0.0057) (0.0212) (0.0145)
From net realized gain .....................................................................
(0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions .........................................................................
(0.0058) (0.0212) (0.0145)
Net asset value, end of period ................................................................
$ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.57% 2.14% 1.46%
Based on net asset value ....................................................................
0.57%
(f)
2.14% 1.46%
(g)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.21% 0.21% 0.21%
(h)
Net investment income .....................................................................
0.48% 2.13% 1.76%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 15,842,877 $ 10,347,984 $ 10,978,658
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Aggregate total return.
(h)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund
Cash Management
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0034 0.0164 0.0103 0.0015 0.0001
Net realized gain ..........................................
0.0003 0.0003 0.0000
(a)
0.0003 0.0000
(a)
Net increase from investment operations ............................
0.0037 0.0167 0.0103 0.0018 0.0001
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0036) (0.0167) (0.0103) (0.0018) (0.0001)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0037) (0.0167) (0.0103) (0.0018) (0.0001)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.37% 1.69% 1.03% 0.18% —
Based on net asset value ......................................
0.37%
(e)
1.69% 1.03% 0.18% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
0.69% 0.69% 0.69% 0.69% 0.70%
Total expenses after fees waived and/or reimbursed ....................
0.41% 0.67% 0.67% 0.58% 0.32%
Net investment income .......................................
0.34% 1.64% 1.03% 0.15% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,009,514 $ 1,035,657 $ 600,314 $ 576,284 $ 1,133,743
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Cash Reserve
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0037 0.0176 0.0128 0.0027 0.0001
Net realized gain (loss) ......................................
0.0004 0.0000
(a)
(0.0015) (0.0002) 0.0000
(a)
Net increase from investment operations ............................
0.0041 0.0176 0.0113 0.0025 0.0001
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0040) (0.0176) (0.0113) (0.0025) (0.0001)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0041) (0.0176) (0.0113) (0.0025) (0.0001)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.40% 1.78% 1.13% 0.25% —
Based on net asset value ......................................
0.40%
(e)
1.78% 1.13% 0.25% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
0.59% 0.59% 0.59% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ....................
0.39% 0.57% 0.57% 0.55% 0.35%
Net investment income .......................................
0.37% 1.78% 1.28% 0.27% 0.02%
Supplemental Data
Net assets, end of year (000) ....................................
$ 56,822 $ 123,57 8 $ 239,734 $ 57,894 $ 68,784
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund
Dollar
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0044 0.0191 0.0123 0.0035 0.0001
Net realized gain ..........................................
0.0003 0.0000
(a)
0.0004 0.0002 0.0000
(a)
Net increase from investment operations ............................
0.0047 0.0191 0.0127 0.0037 0.0001
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0046) (0.0191) (0.0127) (0.0037) (0.0001)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0047) (0.0191) (0.0127) (0.0037) (0.0001)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.46% 1.93% 1.28% 0.38% —
Based on net asset value ......................................
0.46%
(e)
1.93% 1.28% 0.38% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
0.44% 0.44% 0.44% 0.44% 0.45%
Total expenses after fees waived and/or reimbursed ....................
0.32% 0.42% 0.42% 0.42% 0.34%
Net investment income .......................................
0.44% 1.92% 1.23% 0.35% 0.02%
Supplemental Data
Net assets, end of year (000) ....................................
$ 670,205 $ 794,485 $ 1,230,374 $ 2,927,646 $ 3,807,290
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.00 $ 1.00
Net investment income ..................................................................................
0.0060 0.0050
Net realized gain ......................................................................................
0.0002 0.0000
(b)
Net increase from investment operations ........................................................................
0.0062 0.0050
Distributions
(c)
– –
From net investment income ..............................................................................
(0.0061) (0.0050)
From net realized gain ...................................................................................
(0.0001) (0.0000)
(d)
Total distributions .......................................................................................
(0.0062) (0.0050)
Net asset value, end of period ..............................................................................
$ 1.00 $ 1.00
Total Return
(e)
0.61% 0.50%
Based on net asset value ..................................................................................
0.61%
(f)
0.50%
(g)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.17% 0.17%
(h)
Net investment income ...................................................................................
0.60% 1.93%
(h)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Aggregate total return.
(h)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund
Select
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0011 0.0133 0.0051 0.0002 0.0001
Net realized gain ..........................................
0.0014 0.0000
(a)
0.0019 0.0000
(a)
0.0000
(a)
Net increase from investment operations ............................
0.0025 0.0133 0.0070 0.0002 0.0001
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0024) (0.0133) (0.0070) (0.0002) (0.0001)
From net realized gain .......................................
(0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0025) (0.0133) (0.0070) (0.0002) (0.0001)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.24% 1.34% 0.70% 0.02% —
Based on net asset value ......................................
0.24%
(e)
1.34% 0.70% 0.02% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.04% 1.04% 1.04% 1.05%
Total expenses after fees waived and/or reimbursed ....................
0.41% 1.00% 1.00% 0.75% 0.31%
Net investment income .......................................
0.11% 1.37% 0.51% 0.02% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 30,444 $ 14,769 $ 19,710 $ 75,759 $ 83,975
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0048 0.0212 0.0153 0.0060 0.0013
Net realized gain (loss) ......................................
0.0015 0.0000
(a)
(0.0002) 0.0000
(a)
0.0000
(a)
Net increase from investment operations ............................
0.0063 0.0212 0.0151 0.0060 0.0013
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0062) (0.0212) (0.0151) (0.0060) (0.0013)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0063) (0.0212) (0.0151) (0.0060) (0.0013)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.63% 2.14% 1.52% 0.60% —
Based on net asset value ......................................
0.63% 2.14% 1.52% 0.60% 0.13%
Ratios to Average Net Assets
Total expenses .............................................
0.19% 0.20% 0.20% 0.20% 0.21%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.17% 0.17% 0.17% 0.17%
Net investment income .......................................
0.48% 2.12% 1.53% 0.60% 0.14%
Supplemental Data
Net assets, end of year (000) ....................................
$ 56,400,526 $ 38,728,217 $ 30,530,122 $ 24,157,325 $ 20,911,540
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Administration
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0058 0.0203 0.0136 0.0052 0.0005
Net realized gain (loss) ......................................
(0.0002) 0.0000
(a)
0.0005 (0.0002) 0.0000
(a)
Net increase from investment operations ............................
0.0056 0.0203 0.0141 0.0050 0.0005
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0055) (0.0203) (0.0141) (0.0050) (0.0005)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0056) (0.0203) (0.0141) (0.0050) (0.0005)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.56% 2.05% 1.42% 0.50% —
Based on net asset value ......................................
0.56% 2.05% 1.42% 0.50% 0.05%
Ratios to Average Net Assets
Total expenses .............................................
0.29% 0.30% 0.30% 0.30% 0.31%
Total expenses after fees waived and/or reimbursed ....................
0.24% 0.26% 0.27% 0.27% 0.24%
Net investment income .......................................
0.58% 2.03% 1.36% 0.52% 0.04%
Supplemental Data
Net assets, end of year (000) ....................................
$ 399,846 $ 465,703 $ 413,618 $ 638,815 $ 476,145
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Capital
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period ........................................................................................
$ 1.00
Net investment income .................................................................................................
0.0000
(b)
Net realized gain .....................................................................................................
0.0000
(b)
Net increase from investment operations .......................................................................................
0.0000
Net asset value, end of period .............................................................................................
$ 1.00
Total Return
(c)
—
Based on net asset value .................................................................................................
0.00%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.24%
(e)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.17%
(e)
Net investment loss .....................................................................................................
(0.03)%
(e)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Cash Management
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0034 0.0158 0.0098 0.0018 0.0002
Net realized gain (loss) ......................................
0.0003 0.0005 0.0003 (0.0002) 0.0000
(a)
Net increase from investment operations ............................
0.0037 0.0163 0.0101 0.0016 0.0002
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0036) (0.0163) (0.0101) (0.0016) (0.0002)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0037) (0.0163) (0.0101) (0.0016) (0.0002)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.37% 1.64% 1.02% 0.16% —
Based on net asset value ......................................
0.37% 1.64% 1.02% 0.16% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
0.69% 0.69% 0.70% 0.70% 0.71%
Total expenses after fees waived and/or reimbursed ....................
0.41% 0.67% 0.67% 0.63% 0.29%
Net investment income .......................................
0.34% 1.58% 0.98% 0.18% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 53,101 $ 36,492 $ 13,843 $ 21,110 $ 16,561
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Cash Reserve
Year Ended October 31, Period from
12/16/15
(a)
to 10/31/16 2020 2019 2018 2017
Net asset value, beginning of period .............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0040 0.0172 0.0124 0.0019 0.0001
Net realized gain (loss) ......................................
0.0001 0.0000
(b)
(0.0013) 0.0003 0.0000
(b)
Net increase from investment operations ............................
0.0041 0.0172 0.0111 0.0022 0.0001
Distributions
(c)
– – – – –
From net investment income ..................................
(0.0040) (0.0172) (0.0111) (0.0022) (0.0001)
From net realized gain .......................................
(0.0001) — (0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
Total distributions ...........................................
(0.0041) (0.0172) (0.0111) (0.0022) (0.0001)
Net asset value, end of period ..................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.41% 1.74% 1.12% 0.22% —
Based on net asset value ......................................
0.41% 1.74% 1.12% 0.22% 0.01%
(f)
Ratios to Average Net Assets
Total expenses .............................................
0.59% 0.60% 0.60% 0.60% 0.61%
(g)
Total expenses after fees waived and/or reimbursed ....................
0.39% 0.57% 0.57% 0.52% 0.29%
(g)
Net investment income .......................................
0.40% 1.73% 1.24% 0.19% 0.01%
(g)
Supplemental Data
Net assets, end of period (000) ..................................
$ 102,984 $ 74,034 $ 8,044 $ 1,002 $ 3,635
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Dollar
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0046 0.0194 0.0127 0.0035 0.0002
Net realized gain (loss) ......................................
0.0003 0.0002 (0.0001) 0.0000
(a)
0.0000
(a)
Net increase from investment operations ............................
0.0049 0.0196 0.0126 0.0035 0.0002
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0048) (0.0196) (0.0126) (0.0035) (0.0002)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0049) (0.0196) (0.0126) (0.0035) (0.0002)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.49% 1.98% 1.27% 0.35% —
Based on net asset value ......................................
0.49% 1.98% 1.27% 0.35% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
0.44% 0.44% 0.45% 0.45% 0.46%
Total expenses after fees waived and/or reimbursed ....................
0.30% 0.40% 0.42% 0.42% 0.28%
Net investment income .......................................
0.46% 1.94% 1.27% 0.35% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 939,241 $ 977,335 $ 482,014 $ 483,138 $ 420,095
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.00 $ 1.00
Net investment income ..................................................................................
0.0061 0.0049
Net realized gain ......................................................................................
0.0001 0.0000
(b)
Net increase from investment operations ........................................................................
0.0062 0.0049
Distributions
(c)
– –
From net investment income ..............................................................................
(0.0061) (0.0049)
From net realized gain ...................................................................................
(0.0001) —
Total distributions .......................................................................................
(0.0062) (0.0049)
Net asset value, end of period ..............................................................................
$ 1.00 $ 1.00
Total Return
(d)
0.63% 0.49%
Based on net asset value ..................................................................................
0.63% 0.49%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.19% 0.19%
(f)
Total expenses after fees waived and/or reimbursed ................................................................
0.17% 0.17%
(f)
Net investment income ...................................................................................
0.61% 1.87%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Select
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0016 0.0129 0.0067 0.0001 0.0002
Net realized gain ..........................................
0.0008 0.0001 0.0001 0.0001 0.0000
(a)
Net increase from investment operations ............................
0.0024 0.0130 0.0068 0.0002 0.0002
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0023) (0.0130) (0.0068) (0.0002) (0.0002)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0024) (0.0130) (0.0068) (0.0002) (0.0002)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.24% 1.30% 0.68% 0.02% —
Based on net asset value ......................................
0.24% 1.30% 0.68% 0.02% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.05% 1.05% 1.05% 1.06%
Total expenses after fees waived and/or reimbursed ....................
0.45% 1.00% 1.00% 0.68% 0.31%
Net investment income .......................................
0.16% 1.29% 0.67% 0.01% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 103,647 $ 38,265 $ 39,675 $ 38,309 $ 79,910
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniCash
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001 $ 1.00
Net investment income ......................................
0.0051 0.0137 0.0112 0.0060 0.0019
Net realized and unrealized gain ...............................
0.0004 0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0013
Net increase from investment operations ............................
0.0055 0.0137 0.0112 0.0060 0.0032
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0055) (0.0137) (0.0112) (0.0058) (0.0019)
From net realized gain .......................................
— (0.0000)
(c)
(0.0002) — (0.0000)
(c)
From return of capital .......................................
— — — — (0.0012)
Total distributions ...........................................
(0.0055) (0.0137) (0.0114) (0.0058) (0.0031)
Net asset value, end of year ...................................
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001
Total Return
(d)
0.55% 1.38% 1.13% 0.60% —
Based on net asset value ......................................
0.55% 1.38% 1.13%
(e)
0.60% 0.33%
Ratios to Average Net Assets
Total expenses .............................................
0.26% 0.28% 0.29% 0.31% 0.38%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.19% 0.20% 0.20% 0.20% 0.18%
Net investment income .......................................
0.51% 1.36% 1.12% 0.60% 0.25%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,160,531 $ 5,182,923 $ 3,992,552 $ 4,096,900 $ 2,139,820
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses for the Institutional class would have been 0.38%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
MuniCash
Dollar
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001 $ 1.00
Net investment income ......................................
0.0040 0.0123 0.0087 0.0033 0.0006
Net realized and unrealized gain ...............................
0.0002 0.0000
(a)
0.0000
(a)
0.0002 0.0013
Net increase from investment operations ............................
0.0042 0.0123 0.0087 0.0035 0.0019
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0042) (0.0123) (0.0087) (0.0033) (0.0006)
From net realized gain .......................................
— (0.0000)
(c)
(0.0002) — (0.0000)
(c)
From return of capital .......................................
— — — — (0.0012)
Total distributions ...........................................
(0.0042) (0.0123) (0.0089) (0.0033) (0.0018)
Net asset value, end of year ...................................
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001
Total Return
(d)
0.42% 1.23% 0.88% 0.35% —
Based on net asset value ......................................
0.42% 1.23% 0.88%
(e)
0.35% 0.19%
Ratios to Average Net Assets
Total expenses .............................................
0.51% 0.53% 0.54% 0.56% 0.63%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.31% 0.45% 0.45% 0.45% 0.30%
Net investment income .......................................
0.40% 1.22% 0.87% 0.33% 0.05%
Supplemental Data
Net assets, end of year (000) ....................................
$ 3,176 $ 2,207 $ 1,893 $ 1,623 $ 1,802
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses for the Dollar class would have been 0.63%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniCash
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.0002 $ 1.0002
Net investment income ..................................................................................
0.0055 0.0031
Net realized and unrealized gain (loss) .......................................................................
(0.0001) 0.0000
(b)
Net increase from investment operations ........................................................................
0.0054 0.0031
Distributions from net investment income
(c)
....................................................................
(0.0055) (0.0031)
Net asset value, end of period ..............................................................................
$ 1.0001 $ 1.0002
Total Return
(d)
0.54% 0.31%
Based on net asset value ..................................................................................
0.54% 0.31%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.26% 0.28%
(f)
Total expenses after fees waived and/or reimbursed ................................................................
0.19% 0.20%
(f)
Net investment income ...................................................................................
0.55% 1.20%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 36 $ 36
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
MuniFund
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0071 0.0142 0.0115 0.0060 0.0019
Net realized gain ..........................................
0.0004 0.0000
(a)
0.0000
(a)
0.0002 0.0001
Net increase from investment operations ............................
0.0075 0.0142 0.0115 0.0062 0.0020
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0056) (0.0142) (0.0115) (0.0060) (0.0019)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .......................................
(0.0018) — — — —
Total distributions ...........................................
(0.0075) (0.0142) (0.0115) (0.0062) (0.0020)
Net asset value, end of year ...................................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.75% 1.43% 1.16% — —
Based on net asset value ......................................
0.75% 1.43% 1.16% 0.62% 0.20%
Ratios to Average Net Assets
Total expenses .............................................
0.57% 0.50% 0.55% 0.45% 0.37%
Total expenses after fees waived and/or reimbursed ....................
0.19% 0.20% 0.20% 0.20% 0.11%
Net investment income .......................................
0.71% 1.42% 1.15% 0.60% 0.10%
Supplemental Data
Net assets, end of year (000) ....................................
$ 68,295 $ 194,629 $ 191,172 $ 146,316 $ 141,458
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniFund
Administration
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ......................................
0.0051 0.0133 0.0104 0.0049 0.0013
Net realized gain ..........................................
0.0017 0.0000
(a)
0.0001 0.0003 0.0001
Net increase from investment operations ............................
0.0068 0.0133 0.0105 0.0052 0.0014
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0049) (0.0133) (0.0105) (0.0050) (0.0013)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .......................................
(0.0018) — — — —
Total distributions ...........................................
(0.0068) (0.0133) (0.0105) (0.0052) (0.0014)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.68% 1.34% 1.06% 0.52% —
Based on net asset value ......................................
0.68% 1.34% 1.06% 0.52% 0.14%
Ratios to Average Net Assets
Total expenses .............................................
0.69% 0.60% 0.65% 0.55% 0.46%
Total expenses after fees waived and/or reimbursed ....................
0.25% 0.30% 0.30% 0.30% 0.15%
Net investment income .......................................
0.51% 1.33% 1.04% 0.49% 0.05%
Supplemental Data
Net assets, end of year (000) ....................................
$ 156 $ 15,487 $ 16,537 $ 18,653 $ 21,554
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
MuniFund
Dollar
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ......................................
0.0042 0.0117 0.0090 0.0035 0.0006
Net realized gain ..........................................
0.0019 0.0000
(a)
0.0000
(a)
0.0002 0.0001
Net increase from investment operations ............................
0.0061 0.0117 0.0090 0.0037 0.0007
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0042) (0.0117) (0.0090) (0.0035) (0.0006)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .......................................
(0.0018) — — — —
Total distributions ...........................................
(0.0061) (0.0117) (0.0090) (0.0037) (0.0007)
Net asset value, end of year ...................................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.61% 1.18% 0.91% — —
Based on net asset value ......................................
0.61% 1.18% 0.91% 0.36% 0.07%
Ratios to Average Net Assets
Total expenses .............................................
0.84% 0.75% 0.80% 0.70% 0.63%
Total expenses after fees waived and/or reimbursed ....................
0.32% 0.45% 0.45% 0.45% 0.22%
Net investment income .......................................
0.41% 1.17% 0.90% 0.35% 0.03%
Supplemental Data
Net assets, end of year (000) ....................................
$ 4,988 $ 4,678 $ 4,462 $ 4,592 $ 5,724
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniFund
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.0 0 $ 1.0 0
Net investment income ..................................................................................
0.0056 0.0033
Net realized gain ......................................................................................
0.0019 0.0000
(b)
Net increase from investment operations ........................................................................
0.0075 0.0033
Distributions
(c)
– –
From net investment income ..............................................................................
(0.0056) (0.0033)
From net realized gain ...................................................................................
(0.0001) —
From return of capital ...................................................................................
(0.0018) —
Total distributions .......................................................................................
(0.0075) (0.0033)
Net asset value, end of period ..............................................................................
$ 1. 00 $ 1.0 0
Total Return
(d)
0.75% 0.33%
Based on net asset value ..................................................................................
0.75% 0.33%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.59% 0.52%
(f)
Total expenses after fees waived and/or reimbursed ................................................................
0.19% 0.20%
(f)
Net investment income ...................................................................................
0.56% 1.25%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
MuniFund
Private Client
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ......................................
0.0031 0.0094 0.0067 0.0013 0.0002
Net realized gain ..........................................
0.0019 0.0000
(a)
0.0000
(a)
0.0002 0.0001
Net increase from investment operations ............................
0.0050 0.0094 0.0067 0.0015 0.0003
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0031) (0.0094) (0.0067) (0.0013) (0.0002)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .......................................
(0.0018) — — — —
Total distributions ...........................................
(0.0050) (0.0094) (0.0067) (0.0015) (0.0003)
Net asset value, end of year ...................................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.50% 0.94% 0.68% — —
Based on net asset value ......................................
0.50% 0.94% 0.68% 0.14% 0.03%
Ratios to Average Net Assets
Total expenses .............................................
1.44% 1.35% 1.40% 1.30% 1.22%
Total expenses after fees waived and/or reimbursed ....................
0.43% 0.68% 0.68% 0.67% 0.25%
Net investment income .......................................
0.31% 0.94% 0.67% 0.13% 0.02%
Supplemental Data
Net assets, end of year (000) ....................................
$ 292 $ 291 $ 319 $ 330 $ 350
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniFund
Select
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1. 00 $ 1. 00
Net investment income ......................................
0.0017 0.0063 0.0034 0.0000
(a)
0.0001
Net realized gain ..........................................
0.0019 0.0000
(a)
0.0001 0.0002 0.0001
Net increase from investment operations ............................
0.0036 0.0063 0.0035 0.0002 0.0002
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0017) (0.0063) (0.0035) (0.0000)
(c)
(0.0001)
From net realized gain .......................................
(0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .......................................
(0.0018) — — — —
Total distributions ...........................................
(0.0036) (0.0063) (0.0035) (0.0002) (0.0002)
Net asset value, end of year ...................................
$ 1.0 0 $ 1.0 0 $ 1. 00 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.36% 0.63% 0.36% 0.02% —
Based on net asset value ......................................
0.36% 0.63% 0.36% 0.02% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
1.44% 1.34% 1.40% 1.30% 1.22%
Total expenses after fees waived and/or reimbursed ....................
0.57% 1.00% 1.00% 0.79% 0.24%
Net investment income .......................................
0.16% 0.64% 0.34% 0.00% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,937 $ 2,181 $ 2,662 $ 2,833 $ 3,863
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
California Money Fund
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0002 $ 1.0002 $ 1.0 0 $ 1.0 0 $ 1 .0 0
Net investment income ......................................
0.0051 0.0107 0.0101 0.0053 0.0019
Net realized and unrealized gain (loss) ...........................
(0.0007) 0.0001 0.0002 0.0012 0.0000
(a)
Net increase from investment operations ............................
0.0044 0.0108 0.0103 0.0065 0.0019
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0046) (0.0108) (0.0101) (0.0054) (0.0019)
From net realized gain .......................................
— — — (0.0011) —
Total distributions ...........................................
(0.0046) (0.0108) (0.0101) (0.0065) (0.0019)
Net asset value, end of year ...................................
$ 1.0000 $ 1.0002 $ 1.0002 $ 1.0 0 $ 1.0 0
Total Return
(c)
0.44% 1.09% 1.03% 0.65% —
Based on net asset value ......................................
0.44% 1.09% 1.03% 0.65% 0.19%
Ratios to Average Net Assets
Total expenses .............................................
0.45% 0.47% 0.70% 0.74% 0.47%
Total expenses after fees waived and/or reimbursed ....................
0.18% 0.20% 0.20% 0.20% 0.12%
Net investment income .......................................
0.51% 1.07% 1.01% 0.53% 0.12%
Supplemental Data
Net assets, end of year (000) ....................................
$ 153,630 $ 397,288 $ 169,293 $ 30,459 $ 41,192
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
California Money Fund
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.0002 $ 1.0002
Net investment income ..................................................................................
0.0046 0.0026
Net realized and unrealized gain (loss) .......................................................................
(0.0002) 0.0000
(b)
Net increase from investment operations ........................................................................
0.0044 0.0026
Distributions from net investment income
(c)
....................................................................
(0.0046) (0.0026)
Net asset value, end of period ..............................................................................
$ 1.0000 $ 1.0002
Total Return
(d)
0.44% 0.26%
Based on net asset value ..................................................................................
0.44% 0.26%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.46% 0.52%
(f)
Total expenses after fees waived and/or reimbursed ................................................................
0.17% 0.20%
(f)
Net investment income ...................................................................................
0.46% 0.99%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 36 $ 36
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2020
BlackRock Annual Report to Shareholders

See notes to financial statements.
New York Money Fund
Institutional
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year ..............................
$ 1.0000 $ 1.0000 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0062 0.0129 0.0113 0.0056 0.0019
Net realized and unrealized gain (loss) ...........................
(0.0008) 0.0003 (0.0002) 0.0013 0.0015
Net increase from investment operations ............................
0.0054 0.0132 0.0111 0.0069 0.0034
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0054) (0.0132) (0.0111) (0.0056) (0.0019)
From net realized gain .......................................
— — — — (0.0003)
From return of capital .......................................
— — — (0.0013) (0.0012)
Total distributions ...........................................
(0.0054) (0.0132) (0.0111) (0.0069) (0.0034)
Net asset value, end of year ...................................
$ 1.0000 $ 1.0000 $ 1.0000 $ 1.00 $ 1.00
Total Return
(b)
0.54% 1.33% 1.12% 0.69% —
Based on net asset value ......................................
0.54% 1.33% 1.12% 0.69% 0.34%
Ratios to Average Net Assets
Total expenses .............................................
0.46% 0.56% 1.35% 1.00% 0.58%
Total expenses after fees waived and/or reimbursed ....................
0.18% 0.20% 0.20% 0.20% 0.14%
Net investment income .......................................
0.62% 1.29% 1.13% 0.56% 0.10%
Supplemental Data
Net assets, end of year (000) ....................................
$ 149,946 $ 243,502 $ 46,066 $ 16,908 $ 17,838
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
New York Money Fund
Premier
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .........................................................................
$ 1.0000 $ 1.0000
Net investment income ..................................................................................
0.0054 0.0030
Net realized and unrealized gain (loss) .......................................................................
(0.0000)
(b)
(0.0000)
(b)
Net increase from investment operations ........................................................................
0.0054 0.0030
Distributions from net investment income
( c )
....................................................................
(0.0054) (0.0030)
Net asset value, end of period ..............................................................................
$ 1.0000 $ 1.0000
Total Return
(d)
0.54% 0.30%
Based on net asset value ..................................................................................
0.54% 0.30%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.47% 0.56%
(f)
Total expenses after fees waived and/or reimbursed ................................................................
0.17% 0.20%
(f)
Net investment income ...................................................................................
0.54% 1.16%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Notes to Financial Statements
2020
BlackRock Annual Report to Shareholders

ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
(a)
California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the
1940 Act.
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares:
Institutional Shares, Administration Shares, Capital Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Private Client Shares and Select Shares.
TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New
York Money Fund also offer Cash Plus Shares. Except for TempFund, each Fund also offers Premier Shares. For the year ended October 31, 2020, no Plus Shares or Cash
Plus Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund's weekly liquid assets.
MuniFund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.
On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests at such intervals. Prior to the Funds’ adoption of the floating
NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund, the Board of Trustees (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from TempCash, TempFund, MuniCash, MuniFund, California Money
Fund or New York Money Fund for up to 10 business days during a 90 day period, in the event that TempCash, TempFund, MuniCash, MuniFund, California Money Fund or
New York Money Fund’s weekly liquid assets fall below certain thresholds.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S.
GAAP.
Fund Name
Diversification
Classification
Federal Trust Fund ....................................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
TempFund .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
MuniFund ..........................................................................................................
Diversified
California Money Fund .................................................................................................
Non-Diversified
(a)
New York Money Fund .................................................................................................
Non-Diversified
(a)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that TempCash , TempFund , MuniCash , MuniFund , California Money Fund or New
York Money Fund Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining shareholders.
Recent Accounting Standards: TempCash has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, TempCash has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, TempCash applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. The adjusted cost basis of securities at October 31, 2019 is
$9,786,855,817.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the NAV of
TempCash.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies ( TempCash , TempFund , MuniCash , California Money Fund and New York Money Fund):  The investments of TempCash , TempFund ,
MuniCash , California Money Fund and New York Money Fund are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds d etermine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash , TempFund , MuniCash , California Money Fund
and New York Money Funds' assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity.
Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Investment Valuation Policies (Federal Trust Fund, FedFund , T-Fund, Treasury Trust Fund and MuniFund ):  U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. A Fund , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund , TempCash , TempFund and T-Fund invested in repurchase agreements through joint trading accounts.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the
MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund
Calculation A
Calculation B
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 Billion
(a)
.175% of the first $1 Billion
(b)
.150% of the next $1 Billion
(a)
.150% of the next $1 Billion
(b)
.125% of the next $1 Billion
(a)
.125% of the next $1 Billion
(b)
.100% of the next $1 Billion
(a)
.100% of amounts in excess of $3 Billion
(b)
.095% of the next $1 Billion
(a)
.090% of the next $1 Billion
(a)
.085% of the next $1 Billion
(a)
.080% of amounts in excess of $7 Billion
(a)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the year ended October 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2020, the Funds  did not pay any amounts to affiliates in return for these services.
TempCash , MuniCash and MuniFund
Management Fees ..........................................................
.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion
TempFund
Management Fees ..........................................................
.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion
California Money Fund and New York Money Fund
Management Fees ..........................................................
.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion
Service
Fees
(a)
Distribution
Fees
(a)
Administration .............................................................................................. 0.10% —%
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
Federal Trust Fund ..................... $ 90,991 $ — $ 97,7 98 $ 1,617 $ 50,619 $ — $ — $ 241, 025
FedFund ........................... 2,889,174 4,685,706 2,203,539 21,105,593 7,308,467 2,183 2,346,346 40,541,008
TempCash .......................... — — — — 44 — — 44
TempFund .......................... 50,071 295 3,043,042 23,356 237,265 63,900 — 3,417,929
T-Fund ............................. 637,265 6,026,969 5,141,545 408,815 2,215,588 — 266,888 14,697,070
Treasury Trust Fund .................... 460,045 3 178,300 417,047 2,627,677 — 691,650 4,374,722
MuniCash ........................... — — — — 6,635 — — 6,635
MuniFund ........................... 15,678 — — — 11,505 2,474 20,726 50,383

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund and
New York Money Fund.  Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to March 1, 2021, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2020, the amounts waived and/or reimbursed were as follows:
The Manager has also voluntarily agreed to waive and/or reimburse a portion of its investment advisory fee to enable the Funds to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended October 31, 2020, the amounts waived and/or reimbursed were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2021 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the year ended October 31, 2020, the amounts waived and/or reimbursed were as follows:
With respect to each Fund, the Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees, and/or reimburse operating expenses to enable the
Funds' share classes to maintain minimum levels of net investment income. These amounts, if any, are reported in the Statements of Operations as service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver and/or reimbursement at any time. For the year ended October 31, 2020, the amounts waived and/or reimbursed were as follows:
Federal Trust Fund .......................................................................................................... $ 2,669,123
FedFund ................................................................................................................ 22,787,869
TempCash ............................................................................................................... 5,220,759
TempFun d ............................................................................................................... 4,782,621
T-Fund .................................................................................................................. 16,323,373
Treasury Trust Fund ......................................................................................................... 10,602,123
MuniCash ................................................................................................................ 3,687,366
MuniFund ................................................................................................................ 535,708
California Money Fund ....................................................................................................... 780,274
New York Money Fund ....................................................................................................... 658,234
Treasury Trust Fund ......................................................................................................... $ 808,578
MuniCash ................................................................................................................ 785,109
MuniFund ................................................................................................................ 15,299
California Money Fund ....................................................................................................... 71,327
New York Money Fund ....................................................................................................... 55,264
Service and Distribution Fees Waived Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
Federal Trust Fund ..................... $ — $ — $ — $ 1,617 $ 128 $ — $ — $ 1 ,745
FedFund ........................... — 205,028 — 31 — 884 55,107 261,050
TempFund .......................... 1, 49 9 — — 4,027 1,954 26,312 — 33,792
T-Fund ............................. — 259,98 8 — 262 — — 6,257 266,507
Treasury Trust Fund .................... 5,312 — — — 138,282 — 16,209 159,803
MuniFund ........................... — — — — — 1, 076 1,218 2,294
Service and Distribution Fees Waived Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
Federal Trust Fund ..................... $ 23,5 28 $ — $ 59,805 $ — $ 26,946 $ — $ — $ 110,279
FedFund ........................... 742,232 1,040,707 1,081,579 9,598,954 3,087,682 6 38 1,262,003 16,813,795
TempCash .......................... — — — — 6 — — 6
TempFund .......................... 313 — 837,965 4,359 4 4,507 7,0 46 — 894,190
T-Fund ............................. 115,755 833,104 2,658,786 187,307 852,582 — 185,794 4,833,328
Treasury Trust Fund .................... 149,048 3 93,020 190,471 1,086,953 — 442,687 1,962,182
MuniCash ........................... — — — — 3,389 — — 3,389
MuniFund ........................... 5,239 — — — 5,078 678 10,248 21,243

Notes to Financial Statements
(continued)

Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2020, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: During the  year ended October 31, 2020,  TempFund and T-Fund received a reimbursement of $14,497 and $91,876, respectively, from an affiliate, which is included in payments by affiliates in the Statements of Operations, related to operating events.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with
Rule 17a-7 under the 1940 Act were as follows:
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Purchases  Sales
Net Realized Gain
(Loss)
MuniCash ........................................................................ $ 2,046,530,843 $ 1,150,344,221 $ —
MuniFund ........................................................................ 44,651,624 132,677,554 —
California Money Fund ............................................................... 197,642,305 582,273,848 —
New York Money Fund ............................................................... 154,386,378 240,511,366 —

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
During the year ended October 31, 2020, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Tax-Exempt
Income
(a)
Ordinary Income
Long-Term Capital
Gains Return of Capital Total
Federal Trust Fund
10/31/20 .............................................. $ — $ 23,593,524 $ — $ — $ 23,593,524
10/31/19 .............................................. — 66,974,536 — — 66,974,536
FedFund
10/31/20 .............................................. — 770,411,739 — — 770,411,739
10/31/19 .............................................. — 2,054,430,308 — — 2,054,430,308
TempCash
10/31/20 .............................................. — 87,881,223 — — 87,881,223
10/31/19 .............................................. — 179,982,250 — — 179,982,250
TempFund
10/31/20 .............................................. — 88,442,315 — — 88,442,315
10/31/19 .............................................. — 293,120,921 — — 293,120,921
T-Fund
10/31/20 .............................................. — 489,301,078 155,633 — 489,456,711
10/31/19 .............................................. — 1,528,365,196 — — 1,528,365,196
Treasury Trust Fund
10/31/20 .............................................. — 277,043,103 1,527 — 277,044,630
10/31/19 .............................................. — 766,253,135 — — 766,253,135
MuniCash
10/31/20 .............................................. 30,658,438 — — — 30,658,438
10/31/19 .............................................. 63,985,669 — 176,930 — 64,162,599
MuniFund
10/31/20 .............................................. 965,530 182 4,688 152,416 1,122,816
10/31/19 .............................................. 3,326,322 — — — 3,326,322
California Money Fund
10/31/20 .............................................. 1,600,175 — — — 1,600,175
10/31/19 .............................................. 3,470,737 — — — 3,470,737
New York Money Fund
10/31/20 .............................................. 1,540,079 — — — 1,540,079
10/31/19 .............................................. 1,886,518 — — — 1,886,518
(a)
The Funds designate these amounts paid during the fiscal year ended October 31, 2020, as exempt-interest dividend.
Undistributed Tax-
exempt Inc ome
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Federal Trust Fund ...............................
$ — $ 738,975 $ — $ — $ — $ 738,975
FedFund .....................................
— 16,554,411 439,274 — (514,717) 16,478,968
TempCash ....................................
— 308,277 — (1,225,712) 2,847,453 1,930,018
TempFund ....................................
— 1,285,412 — (815,103) 2,820,603 3,290,912
T-Fund .......................................
— 11,001,491 — — (337) 11,001,154
Treasury Trust Fund ..............................
— 4,115,193 — — (3,133) 4,112,060
MuniCash .....................................
— — — (8,921) 135,400 126,479
MuniFund .....................................
— — — — (269) (269)
California Money Fund ............................
356 4,410 — — 1,278 6,044
New York Money Fund ............................
— — — — 2,984 2,984
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing of distributions.
MuniFund MuniCash
California
Money Fund
Amount utilized ...................................................................................... $ 3,026 $ 46,530 $ 41

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
 PRINCIPAL RISKS
Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.
Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.
In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund's portfolios are disclosed in its Schedule of Investments.
MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations,
FedFund T-Fund Treasury Trust Fund
Tax cost ................................................................................. $ 157,376,944,321 $ 102,160,687,392 $ 56,370,040,369
Gross unrealized appreciation .................................................................. $ — $ — $ —
Gross unrealized depreciation .................................................................. (514,717) (337) (3,133)
Net unrealized appreciation (depreciation) .......................................................... $ (514,717) $ (337) $ (3,133)

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.
Transactions in capital shares for each class were as follows:
d
Year Ended
10/31/20 10/31/19
Federal Trust Fund
Institutional
Shares sold 21,076,697,710 12,704,112,763
Shares issued in reinvestment of distributions ........................................................ 5,110,658 14,369,548
Shares redeemed
(20,036,629,208) (12,272,884,399)
        Net increase
1,045,179,160 445,597,912
Administration
Shares sold 129,237,814 173,314,836
Shares issued in reinvestment of distributions ........................................................ 468,577 1,898,231
Shares redeemed
(131,764,321) (170,753,243)
        Net increase (decrease)
(2,057,930) 4,459,824
Cash Management
Shares sold 26,815,218 202,720
Shares issued in reinvestment of distributions ........................................................ 3 —
Shares redeemed
(27,845,973) (1,538,528)
        Net decrease
(1,030,752) (1,335,808)
Cash Reserve
Shares sold 40,756 772
Shares issued in reinvestment of distributions ........................................................ 1,904 9,105
Shares redeemed
(138) (774)
        Net increase
42,522 9,103
Dollar
Shares sold 56,638,126 12,237,686
Shares issued in reinvestment of distributions ........................................................ 9,843 65,711
Shares redeemed
(36,956,122) (14,903,384)
        Net increase (decrease)
19,691,847 (2,599,987)
Premier
Shares sold — 36,500
(a)
        Net increase
— 36,500
Total Net Increase
1,061,824,847 446,167,544
FedFund
Institutional
Shares sold 1,130,219,642,439 820,557,392,885
Shares issued in reinvestment of distributions ........................................................ 289,706,012 681,599,495
Shares redeemed
(1,082,540,565,006) (802,414,537,695)
        Net increase
47,968,783,445 18,824,454,685
Administration
Shares sold 8,606,564,742 7,702,703,748
Shares issued in reinvestment of distributions ........................................................ 1,968,351 7,851,418
Shares redeemed
(8,501,448,442) (7,340,208,687)
        Net increase
107,084,651 370,346,479
Capital
Shares sold 16,299,159,211 8,896,812,741
Shares issued in reinvestment of distributions ........................................................ 49,232,126 159,322,052
Shares redeemed
(13,180,787,391) (8,116,349,857)
        Net increase
3,167,603,946 939,784,936

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Year Ended
10/31/20 10/31/19
Cash Management
Shares sold 836,111,050 601,770,368
Shares issued in reinvestment of distributions ........................................................ 1,030,206 3,486,015
Shares redeemed
(773,865,367) (382,288,939)
        Net increase
63,275,889 222,967,444
Cash Reserve
Shares sold 48,735,245,740 44,180,431,479
Shares issued in reinvestment of distributions ........................................................ 14 227
Shares redeemed
(48,562,796,439) (40,922,873,761)
        Net increase
172,449,315 3,257,557,945
Dollar
Shares sold 11,131,375,296 12,221,791,437
Shares issued in reinvestment of distributions ........................................................ 1,088,813 4,575,944
Shares redeemed
(10,447,866,469) (11,695,388,333)
        Net increase
684,597,640 530,979,048
Premier
Shares sold — 36,500
(a)
        Net increase
— 36,500
Private Client
Shares sold 48,953 78
Shares issued in reinvestment of distributions ........................................................ 950 5,702
Shares redeemed
(27,273) (544,339)
        Net increase (decrease)
22,630 (538,559)
Select
Shares sold 1,032,175,203 633,574,854
Shares issued in reinvestment of distributions ........................................................ 638,188 3,014,408
Shares redeemed
(987,245,412) (575,656,386)
        Net increase
45,567,979 60,932,876
Total Net Increase
52,209,385,495 24,206,521,354
T-Fund
Institutional
Shares sold 744,918,222,101 620,268,558,788
Shares issued in reinvestment of distributions ........................................................ 124,819,487 461,723,948
Shares redeemed
(721,894,332,156) (613,291,766,321)
        Net increase
23,148,709,432 7,438,516,415
Administration
Shares sold 500,364,405 773,946,841
Shares issued in reinvestment of distributions ........................................................ 45,935 5,724,048
Shares redeemed
(744,508,236) (970,844,552)
        Net decrease
(244,097,896) (191,173,663)
Capital
Shares sold 23,188,450,714 14,569,570,038
Shares issued in reinvestment of distributions ........................................................ 58,140,198 224,499,974
Shares redeemed
(17,752,714,576) (15,425,120,574)
        Net increase (decrease)
5,493,876,336 (631,050,562)
Cash Management
Shares sold 3,118,108,344 3,163,021,198
Shares issued in reinvestment of distributions ........................................................ 2,319,312 6,788,577
Shares redeemed
(3,146,612,028) (2,734,516,096)
        Net increase (decrease)
(26,184,372) 435,293,679
Cash Reserve
Shares sold 2,265,489,884 1,081,187,181
Shares issued in reinvestment of distributions ........................................................ 193,103 1,592,195
Shares redeemed
(2,332,436,703) (1,198,937,643)
        Net decrease
(66,753,716) (116,158,267)
Dollar
Shares sold 6,544,536,834 6,130,368,305
Shares issued in reinvestment of distributions ........................................................ 1,347,383 7,482,569
Shares redeemed
(6,670,185,748) (6,573,759,591)
        Net decrease
(124,301,531) (435,908,717)

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

d
Year Ended
10/31/20 10/31/19
Premier
Shares sold — 36,500
(a)
        Net increase
— 36,500
Select
Shares sold 138,864,129 103,478,228
Shares issued in reinvestment of distributions ........................................................ 36,791 263,265
Shares redeemed
(123,228,363) (108,682,535)
        Net increase (decrease)
15,672,557 (4,941,042)
Total Net Increase
28,196,920,810 6,494,614,343
Treasury Trust Fund
Institutional
Shares sold 189,405,855,943 95,714,869,460
Shares issued in reinvestment of distributions ........................................................ 56,945,929 144,120,420
Shares redeemed
(171,791,186,105) (87,663,392,824)
        Net increase
17,671,615,767 8,195,597,056
Administration
Shares sold 1,479,240,375 1,699,228,986
Shares issued in reinvestment of distributions ........................................................ 1,527,137 1,719,579
Shares redeemed
(1,546,612,399) (1,648,893,264)
        Net increase (decrease)
(65,844,887) 52,055,301
Capital
(b)
Shares sold 250,001 —
Shares issued in reinvestment of distributions ........................................................ — —
        Net increase
250,001 —
Cash Management
Shares sold 134,302,699 59,530,319
Shares issued in reinvestment of distributions ........................................................ 11,613 20,116
Shares redeemed
(117,705,993) (36,904,423)
        Net increase
16,608,319 22,646,012
Cash Reserve
Shares sold 603,230,416 459,595,250
Shares issued in reinvestment of distributions ........................................................ 58,687 16,348
Shares redeemed
(574,340,084) (393,627,800)
        Net increase
28,949,019 65,983,798
Dollar
Shares sold 5,0 07 , 927 , 072 3,303,440,917
Shares issued in reinvestment of distributions ........................................................ 580,592 1,501,352
Shares redeemed
(5,046,5 8 4,988 ) (2,809,691,869)
        Net increase (decrease)
(38,077,324) 495,250,400
Premier
Shares sold — 36,500
(a)
        Net increase
— 36,500
Select
Shares sold 358,700,062 233,491,984
Shares issued in reinvestment of distributions ........................................................ 137,163 497,582
Shares redeemed
(293,459,746) (235,401,422)
        Net increase (decrease)
65,377,479 (1,411,856)
Total Net Increase
17,678,878,374 8,830,157,211
MuniFund
Institutional
Shares sold 159,672,919 380,643,057
Shares issued in reinvestment of distributions ........................................................ 476,704 1,242,612
Shares redeemed
(286,347,842) (378,430,505)
        Net increase (decrease)
(126,198,219) 3,455,164
Administration
Shares sold 26,169,972 36,679,186
Shares issued in reinvestment of distributions ........................................................ 79,039 221,989
Shares redeemed
(41,566,587) (37,950,705)
        Net decrease
(15,317,576) (1,049,530)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:
d
Year Ended
10/31/20 10/31/19
Dollar
Shares sold 2,571,886 2,674,954
Shares redeemed
(2,259,927) (2,458,697)
        Net increase
311,959 216,257
Premier
Shares sold — 36,500
(a)
        Net increase
— 36,500
Private Client
Shares sold 68 —
Shares issued in reinvestment of distributions ........................................................ 1,447 2,800
Shares redeemed
(302) (31,511)
        Net increase (decrease)
1,213 (28,711)
Select
Shares sold 13,690,420 33,405,411
Shares issued in reinvestment of distributions ........................................................ 7,268 21,628
Shares redeemed
(13,941,139) (33,907,617)
        Net decrease
(243,451) (480,578)
Total Net Increase (Decrease)
(141,446,074) 2,149,102
d
Year Ended
10/31/20
Year Ended
10/31/19
Shares Amount Shares Amount
TempCash
Institutional
Shares sold 19,367,271,033 $ 19,384,322,931 17,927,742,344 $ 17,936,454,621
Shares issued in reinvestment of distributions ........................
4,953,207 4,957,181 7,975,683 7,979,923
Shares redeemed
(18,773,353,580) (18,786,003,498) (12,780,036,136) (12,786,435,080)
        Net increase
598,870,660 $ 603,276,614 5,155,681,891 $ 5,157,999,464
Dollar
Shares sold 1 $ — — $ —
Shares issued in reinvestment of distributions ........................
112 112 2,438 2,439
        Net increase
113 $ 112 2,438 $ 2,439
Premier
Shares sold — $ — 36,478
(a)
$ 36,500
(a)
        Net increase
— $ — 36,478 $ 36,500
Total Net Increase
598,870,773 $ 603,276,726 5,155,720,807 $ 5,158,038,403
TempFund
Institutional
Shares sold 63,558,661,568 $ 63,603,396,011 90,618,296,944 $ 90,665,754,560
Shares issued in reinvestment of distributions ........................
52,164,968 52,196,080 171,767,829 171,874,287
Shares redeemed
(63,294,006,472) (63,334,527,532) (92,508,122,479) (92,556,540,240)
        Net increase (decrease)
316,820,064 $ 321,064,559 (1,718,057,706) $ (1,718,911,393)
Administration
Shares sold 158,009,523 $ 158,115,798 43,349,196 $ 43,373,336
Shares issued in reinvestment of distributions ........................
171,186 171,309 439,267 439,512
Shares redeemed
(190,852,331) (191,013,635) (25,556,176) (25,570,432)
        Net increase (decrease)
(32,671,622) $ (32,726,528) 18,232,287 $ 18,242,416
Capital
(c)
Shares sold 5,833,918 $ 5,839,215 — $ —
Shares issued in reinvestment of distributions ........................
44 2 442 — —
Shares redeemed
(2,614,040) (2,616,295) — —
        Net increase
3,220,320 $ 3,223,362 — $ —
Cash Management
Shares sold 207,090,363 $ 207,228,502 177,216,383 $ 177,308,452
Shares issued in reinvestment of distributions ........................
2,994,154 2,995,688 11,899,108 11,905,542
Shares redeemed
(258,592,747) (258,791,059) (197,010,664) (197,116,973)
        Net decrease
(48,508,230) $ (48,566,869) (7,895,173) $ (7,902,979)

Notes to Financial Statements
(continued)
2020
BlackRock Annual Report to Shareholders

(a)
Period July 26, 2019 (recommencement of operations) to October 31, 2019 for Premier Shares.
(b)
Period October 22, 2020 (recommencement of operations) to October 31, 2020 for Capital Shares.
d
Year Ended
10/31/20
Year Ended
10/31/19
Shares Amount Shares Amount
Cash Reserve
Shares sold 6,775,904 $ 6,780,743 5,062,279 $ 5,065,053
Shares issued in reinvestment of distributions ........................
30,486 30,503 102,293 102,346
Shares redeemed
(5,560,790) (5,565,003) (5,189,225) (5,192,201)
        Net increase (decrease)
1,245,600 $ 1,246,243 (24,653) $ (24,802)
Dollar
Shares sold 113,538,773 $ 113,631,275 51,470,637 $ 51,497,281
Shares issued in reinvestment of distributions ........................
505,136 505,429 1,836,953 1,837,950
Shares redeemed
(87,112,667) (87,171,880) (53,960,274) (53,992,845)
        Net increase (decrease)
26,931,242 $ 26,964,824 (652,684) $ (657,614)
Private Client
Shares sold 31,607,652 $ 31,602,734 6,341,325 $ 6,344,238
Shares issued in reinvestment of distributions ........................
12,653 12,661 32,331 32,349
Shares redeemed
(31,742,848) (31,772,528) (7,249,660) (7,253,283)
        Net decrease
(122,543) $ (157,133) (876,004) $ (876,696)
Select
(d)
Shares sold — $ — — $ —
Shares issued in reinvestment of distributions ........................
— — 6 5
Shares redeemed
— — (643) (643)
        Net decrease
— $ — (637) $ (638)
Total Net Increase (Decrease)
266,914,8 31 $ 271,048,458 (1,709,274,570) $ (1,710,131,706)
MuniCash
Institutional
Shares sold 41,440,031,637 $ 41,446,367,361 32,005,274,124 $ 32,009,869,838
Shares issued in reinvestment of distributions ........................
12,236,952 12,238,616 18,175,005 18,177,436
Shares redeemed
(41,474,660,028) (41,480,920,423) (30,833,267,846) (30,837,752,767)
        Net increase (decrease)
(22,391,439) $ (22,314,446) 1,190,181,283 $ 1,190,294,507
Dollar
Shares sold 3,018,218 $ 3,018,731 2,961,834 $ 2,962,222
Shares issued in reinvestment of distributions ........................
10,532 10,533 25,542 25,545
Shares redeemed
(2,060,196) (2,060,562) (2,672,705) (2,673,061)
        Net increase
968,554 $ 968,702 314,671 $ 314,706
Premier
Shares sold — $ — 36,493
(a)
$ 36,500
(a)
        Net increase
— $ — 36,493 $ 36,500
Total Net Increase (Decrease)
(21,422,885) $ (21,345,744) 1,190,532,447 $ 1,190,645,713
California Money Fund
Institutional
Shares sold 3,336,333,399 $ 3,336,763,012 4,428,995,312 $ 4,429,881,111
Shares issued in reinvestment of distributions ........................
1,291,015 1,291,144 2,594,245 2,594,765
Shares redeemed
(3,581,208,580) (3,581,717,421) (4,203,640,454) (4,204,481,181)
        Net increase (decrease)
(243,584,166) $ (243,663,265) 227,949,103 $ 227,994,695
Premier
Shares sold — $ — 36,492
(a)
$ 36,500
(a)
        Net increase
— $ — 36,492 $ 36,500
Total Net Increase (Decrease)
(243,584,166) $ (243,663,265) 227,985,595 $ 228,031,195
New York Money Fund
Institutional
Shares sold 1,349,794,100 $ 1,349,797,466 1,467,442,284 $ 1,467,442,284
Shares issued in reinvestment of distributions ........................
535,501 535,502 857,781 857,781
Shares redeemed
(1,443,890,179) (1,443,892,052) (1,270,864,647) (1,270,864,647)
        Net increase (decrease)
(93,560,578) $ (93,559,084) 197,435,418 $ 197,435,418
Premier
Shares sold — $ — 36,500
(a)
$ 36,500
(a)
        Net increase
— $ — 36,500 $ 36,500
Total Net Increase (Decrease)
(93,560,578) $ (93,559,084) 197,471,918 $ 197,471,918

Notes to Financial Statements
(continued)

Notes to Financial Statements
(c)
Period July 07, 2020 (recommencement of operations) to October 31, 2020 for Capital Shares.
(d)
There were no Select Shares outstanding for the period ended October 31, 2020.
As of October 31, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Premier
Federal Trust Fund ......................................................................................................... 36,500
FedFund ............................................................................................................... 36,500
TempCash .............................................................................................................. 36,478
T-Fund ................................................................................................................. 36,500
Treasury Trust Fund ........................................................................................................ 36,500
MuniCash ............................................................................................................... 36,493
MuniFund ............................................................................................................... 36,500
California Money Fund ...................................................................................................... 36,4 9 2
New York Money Fund ...................................................................................................... 36,500

Report of Independent Registered Public Accounting Firm
2020
BlackRock Annual Report to Shareholders

To the Shareholders of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York
Money Fund and the Board of Trustees of BlackRock Liquidity Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash,
MuniFund, California Money Fund, and New York Money Fund of BlackRock Liquidity Funds (the “Funds”), including the schedules of investments, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
December 21, 2020
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)

Important Tax Information
For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:
For the fiscal year ended October 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:
The Funds hereby designate the following amount of distributions from direct federal obligation interest for the fiscal year ended October 31, 2020:
The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following distribution amounts are hereby designated for the fiscal year ended October 31, 2020:
Fund Interest Dividends
Federal Trust Fund .................................................................................................. $ 23,348,193
FedFund ........................................................................................................ 753,860,151
TempCash ....................................................................................................... 87,879,132
TempFund ....................................................................................................... 87,376,114
T-Fund .......................................................................................................... 484,490,977
Treasury Trust Fund ................................................................................................. 266,354,088
Fund
Interest-Related
Dividends
Federal Trust Fund .................................................................................................. $ 24,020,070
FedFund ........................................................................................................ 770,411,739
TempCash ....................................................................................................... 42,165,714
TempFund ....................................................................................................... 43,684,609
T-Fund .......................................................................................................... 489,301,078
Treasury Trust Fund ................................................................................................. 277,718,480
Fund
Federal Obligation
Interest
Federal Trust Fund .................................................................................................. $ 23,348,194
FedFund ........................................................................................................ 452,046,234
TempCash ....................................................................................................... 833,190
TempFund ....................................................................................................... 659,093
T-Fund .......................................................................................................... 291,411,428
Treasury Trust Fund ................................................................................................. 266,354,087
Fund
Short-Term Capital Gain
Dividends
20% Rate Long-Term
Capital Gain Dividends
Federal Trust Fund ............................................................................... $ 245,330 $ —
FedFund ..................................................................................... 15,653,242 —
TempCash .................................................................................... 245,208 —
TempFund .................................................................................... 917,720 —
T-Fund ....................................................................................... 4,810,100 155,633
Treasury Trust Fund .............................................................................. 4,882,763 1,527
MuniFund ..................................................................................... — 4,688

Disclosure of Investment Advisory Agreement
2020
BlackRock Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 7, 2020 (the “April
Meeting”) and May 11-13, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.
Activities and Composition of the Board
On the date of the May Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board
Member).
The Agreement
Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Funds. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each
Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the
matters the Board considered were: (a) with respect to each Fund, investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to the Fund’s peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i)
execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreement
The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of each Fund’s portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with
BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal &
compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The
Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one- and three-year periods reported, New York Money Fund and Federal Trust Fund outperformed its Benchmark Weighted Average.
The Board noted that for the one- and three-year periods reported, MuniFund outperformed and underperformed, respectively, its Benchmark Weighted Average. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
The Board noted that for each of the one- and three-year periods reported, California Money Fund, MuniCash, Treasury Trust Fund, T-Fund, TempFund, TempCash and
FedFund underperformed its Benchmark Weighted Average. The Board and BlackRock reviewed the pertinent Fund’s underperformance relative to its Benchmark Weighted
Average during the applicable periods.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Funds : The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services

Disclosure of Investment Advisory Agreement
(continued)
2020
BlackRock Annual Report to Shareholders

provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The
Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that New York Money Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that MuniFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that each of Treasury Trust Fund’s, T-Fund’s, Federal Trust Fund and FedFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the pertinent Fund’s Expense Peers.
The Board noted that the TempFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers.
The Board noted that California Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that TempCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that MuniCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.
With respect to MuniFund, TempFund, California Money Fund, New York Money Fund, TempCash and MuniCash, the Board noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board noted that if the size of the pertinent Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.
With respect to Treasury Trust Fund, FedFund, T-Fund and Federal Trust Fund, the Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the four Funds increase above certain contractually specified levels. The Board noted that if the size of the Treasury Trust Fund, FedFund, T-Fund or Federal Trust Fund were to decrease, the Funds could lose the benefit of one or more breakpoints.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each
Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund, as pertinent, and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2020
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
33 RICs consisting of 156 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2019)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
33 RICs consisting of 156 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019.
33 RICs consisting of 156 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006.
33 RICs consisting of 156 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
33 RICs consisting of 156 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Senior Lecturer, Harvard Business School, since 2008; Director,
Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/
Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
33 RICs consisting of 156 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
33 RICs consisting of 156 Portfolios Hertz Global Holdings
(car rental); Montpelier Re
Holdings, Ltd. (publicly
held property and casualty
reinsurance) from 2013
until 2015; WABCO
(commercial vehicle safety
systems); Sealed Air Corp.
(packaging)
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 33 RICs consisting of 156 Portfolios Newell Rubbermaid, Inc.
(manufacturing)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Trustee, Vice Chair, Member of the Executive Committee
and Chair of the Investment Committee, Cornell University
since 2004; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2018; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
33 RICs consisting of 156 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
33 RICs consisting of 156 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman
of the Professional Ethics Committee of the Pennsylvania
Institute of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
33 RICs consisting of 156 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
33 RICs consisting of 156 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2020
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena
G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
119 RICs consisting of 266 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
120 RICs consisting of 267 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7450.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Thomas Callahan
1968
Vice President
(Since 2016)
Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments,
LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash
Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy
Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive
Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews
1966
Chief Financial Officer
(Since 2007)
Chief Financial Officer of the iShares
®
exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc.
since 2006.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

Additional Information
2020
BlackRock Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC each month on Forms N-MFP. The Funds’ reports on Forms N-MFP are available on the SEC’s website at sec.gov. Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7450 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7450 and (2) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2020
BlackRock Annual Report to Shareholders

Currency
USD United States Dollar
Portfolio Abbreviations
AMT Alternative Minimum Tax
BAN Bond Anticipation Notes
COP Certificates of Participation
DAC Designated Activity Company
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TAN Tax Anticipation Notes
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
The following applies to TempCash , TempFund , MuniCash , California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.
The following applies to Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the
Funds at any time.
The following applies to MuniFund : This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
BRLF-10/20-AR

Item 2 –           Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$27,744	$26,520	$0	$4,000	$10,500	$10,800	$0	$0
Federal Trust Fund	$25,704	$24,480	$0	$4,000	$9,500	$9,800	$0	$0
FedFund	$30,804	$29,580	$0	$4,000	$9,500	$9,800	$0	$0
MuniCash	$27,744	$26,520	$0	$4,000	$10,500	$10,800	$0	$0
MuniFund	$27,744	$26,520	$0	$4,000	$10,500	$10,800	$0	$0
New York Money Fund	$27,744	$26,520	$0	$4,000	$10,500	$10,800	$0	$0
TempCash	$27,744	$26,520	$0	$4,000	$9,500	$9,800	$0	$0
TempFund	$26,520	$26,520	$0	$4,000	$9,500	$9,800	$0	$0
T-Fund	$30,804	$29,580	$0	$4,000	$9,500	$9,800	$0	$0
Treasury Trust Fund	$25,704	$24,480	$0	$4,000	$9,500	$9,800	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,500	$14,800
Federal Trust Fund	$9,500	$13,800
FedFund	$9,500	$13,800
MuniCash	$10,500	$14,800
MuniFund	$10,500	$14,800
New York Money Fund	$10,500	$14,800
TempCash	$9,500	$13,800
TempFund	$9,500	$13,800
T-Fund	$9,500	$13,800
Treasury Trust Fund	$9,500	$13,800

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 31, 2020

By:     /s/ Neal J. Andrews
          Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: December 31, 2020